Registration No. 333-72913

Registration No. 811-21887

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 20 and/or	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 12	☒

(Check appropriate box or boxes.)

NML VARIABLE ANNUITY ACCOUNT A

(Exact Name of Registrant)

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

(Name of Depositor)

720 East Wisconsin Avenue, Milwaukee, Wisconsin	53202

(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, including Area Code 414-271-1444

Raymond J. Manista, Vice President, General Counsel and Secretary

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copy to:

Michael J. Mazza, Assistant General Counsel

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

414-665-2052

Approximate Date of Proposed Public Offering                    Continuous

It is proposed that this filing will become effective (check appropriate space)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (DATE) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☒	on May 1, 2009 pursuant to paragraph (a)(1) of Rule 485
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in Individual Flexible Payment Variable Annuity Contracts

P r o s p e c t u s

May 1, 2009

Flexible Payment Variable Annuity

Issued by The Northwestern Mutual Life Insurance Company

and NML Variable Annuity Account A

This prospectus describes an individual flexible payment variable annuity contract (the “Contract”) designed for use by self-employed persons and their eligible employees in tax-qualified retirement plans. The Contract provides for accumulation of Contract Value on a variable and/or a fixed basis and a payment of annuity benefits on a fixed or variable basis. Net Purchase Payments may be invested, pursuant to the Contract, in the following variable and fixed options:

Variable Options

Northwestern Mutual Series Fund, Inc.
Growth Stock Portfolio	International Growth Portfolio
Focused Appreciation Portfolio	Research International Core Portfolio
Large Cap Core Stock Portfolio	International Equity Portfolio
Large Cap Blend Portfolio	Emerging Markets Equity Portfolio
Index 500 Stock Portfolio	Money Market Portfolio
Large Company Value Portfolio	Short-Term Bond Portfolio
Domestic Equity Portfolio	Select Bond Portfolio
Equity Income Portfolio	Long-Term U.S. Government Bond Portfolio
Mid Cap Growth Stock Portfolio	Inflation Protection Portfolio
Index 400 Stock Portfolio	High Yield Bond Portfolio
Mid Cap Value Portfolio	Multi-Sector Bond Portfolio
Small Cap Growth Stock Portfolio	Balanced Portfolio
Index 600 Stock Portfolio	Asset Allocation Portfolio
Small Cap Value Portfolio

Fidelity® Variable Insurance Products
VIP Mid Cap Portfolio
VIP Contrafund® Portfolio

Neuberger Berman Advisers Management Trust
Socially Responsive Portfolio

Russell Investment Funds	Russell Investment Funds LifePoints® Variable Target
Multi-Style Equity Fund	Portfolio Series
Aggressive Equity Fund	Moderate Strategy Fund
Real Estate Securities Fund	Balanced Strategy Fund
Non-U.S. Fund	Growth Strategy Fund
Core Bond Fund	Equity Growth Strategy Fund

Fixed Options

Guaranteed Interest Fund 1	Guaranteed Interest Fund 8

    The Contract and the variable options are:

•	not guaranteed to achieve their goals

•	not bank deposits

•	not federally insured

•	not endorsed by any bank or government agency

Please read carefully this prospectus and the accompanying prospectuses for the variable options and keep them for future reference. These prospectuses provide information that you should know before investing in the

Contract. No person is authorized to make any representation in connection with the offering of the Contract other than those contained in these prospectuses.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus.

Any representation to the contrary is a criminal offense.

The Contract may not be available in all states and is only offered where it can be lawfully sold.

More information about the Contract and NML Variable Annuity Account A (the “Separate Account”) is included in a Statement of Additional Information (“SAI”), dated May 1, 2009, which is incorporated by reference in this prospectus and available free of charge from The Northwestern Mutual Life Insurance Company. The table of contents for the SAI is at the end of this prospectus. To receive a copy of the SAI, call 1-888-455-2232 or send a written request to Northwestern Mutual, Investment Products and Services Department, Room W04SE, 720 East Wisconsin Avenue, Milwaukee, WI 53202. Information about the Separate Account (including the SAI) is available on the SEC’s internet site at http://www.sec.gov, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-0102. This information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room’s operation, call the SEC at 1-202-551-8090.

Contents of this Prospectus

This prospectus describes only the Separate Account and the variable provisions of the Contracts, except where there are specific references to the fixed provisions.

Glossary of Special Terms

Unless otherwise specified in this prospectus, the words “Northwestern Mutual,” “we,” “us,” “our,” and “Company” mean The Northwestern Mutual Life Insurance Company. The words “you” and “your,” unless otherwise specified, mean the Contract Owner. We use a number of special terms in this prospectus, including the following:

Accumulation Unit – An accounting unit of measure representing the Contract Value, before the date on which Annuity Payments begin, in one or more Divisions of the Separate Account. The related term “Accumulation Unit Value” means the value of a particular Accumulation Unit at a particular time and is analogous to, but not the same as, the share price of a mutual fund.

Annuitant – The person upon whose life the Contract is issued and Contract benefits depend. The Primary Annuitant is the person upon whose life the Contract is initially issued. The Contingent Annuitant is the person who becomes the Annuitant upon the death of the Primary Annuitant.

Annuity Payments – Money we pay pursuant to the terms of the Contract. Payments may be paid under one or more of the following three methods: (1) a Variable Income Plan; (2) a Fixed Income Plan; or (3) in cash.

Annuity Unit – An accounting unit of measure representing the actuarial value of a Variable Income Plan’s interest in a Division of the Separate Account after Annuity Payments begin.

Beneficiary – A person who receives payments under the Contract upon the death of the Annuitant before the Maturity Date provided that the Annuitant was an Owner of the contract at the time of death.

Contract – The agreement between you and us described in this variable annuity prospectus. During the Accumulation Period of the Contract, you may invest and any earnings on your investment will accumulate on a tax-deferred basis. During the Annuitization Period, you receive periodic payments based largely on the amounts you accumulate, all or a portion of which will be taxable as ordinary income.

Contract Value – The value of your Contract on any Valuation Date is the sum of: (1) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; and (2) the value of amounts allocated to any Guaranteed Account, plus credited interest; less (3) any withdrawals since that Valuation Date and any applicable Market Value Adjustment or charges under the Contract deducted since that Valuation Date.

Division – A sub-account of the Separate Account, the assets of which are invested exclusively in the shares of one of the Portfolios of the underlying Funds.

Fund – A Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as open-end management investment company or as a unit investment trust, or is not required to be registered under the 1940 Act. A Fund is available as an investment option under the Contract. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of a Fund.

General Account – All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.

Guaranteed Account – A fixed investment option under the Contract, supported by the assets held in the Company’s General Account, that has a term of a specified duration (called a “Guaranteed Period”).

Market Value Adjustment – An amount that may be credited (or charged) upon a withdrawal from a multi-year Guaranteed Account before the end of a Guaranteed Period.

Maturity Date – The date, stated on the specifications page of the Contract, on which Purchase Payments cease and Annuity Payments become payable.

Owner – The person with the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides. The Owner is ordinarily the retirement plan, but may be the employer, the Annuitant, or another person.

Portfolio – A series of a Fund available for investment under the Contract which corresponds to a particular Division of the Separate Account.

Purchase Payments – Money you give us to pay for your Contract. The related term “Net Purchase Payment” refers to Purchase Payments after all applicable deductions.

Separate Account – The account the Company has established pursuant to Wisconsin law for those assets, although belonging to the Company, that are reserved for you and other owners of variable annuity contracts supported by the Separate Account.

Valuation Date – Any day on which the New York Stock Exchange (“NYSE”) is open for trading and any other day we are required under the 1940 Act to value assets of a Division of the Separate Account.

This prospectus describes two versions of the Flexible Payment Variable Annuity contract: a front-load version (in which a sales charge is assessed when purchase payments are made) and a back-load version (in which a sales charge is assessed if and when amounts are withdrawn).

Fee and Expense Tables

Contract Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract during the Accumulation Period. On the left side of the tables below we show the fees and expenses you will pay at the time that you buy, surrender, or withdraw from the Contract. On the right side of these tables we show the fees and expenses that you will pay daily and periodically during the time that you own the Contract, not including the annual operating expenses of the Portfolios (the range of which is shown in the table that follows). These tables do not include any charge for state premium tax deductions, which we do not charge for at present, but we reserve the right to do so.

Front-Load Contract

Transaction Expenses for Contract Owners (as a percentage of Purchase Payments, unless noted)

Maximum Sales Load	4.5%
Withdrawal Charge	None
Transfer Fee	None
Expedited Delivery Charge	$17**

Annual Expenses of the Separate Account (as a percentage of average daily Contract value)
Maximum Mortality and Expense Risk Fees*	0.75%
Other Expenses	None
Total Maximum Separate Account Annual Expenses*	0.75%

Current Mortality and Expense Risk Fees*	0.50%
Other Expenses	None
Total Current Separate Account Annual Expenses*	0.50%

Annual Contract Fee
$30; waived if the Contract Value equals or exceeds $25,000

Annual Charge for Optional Enhanced Death Benefit
Maximum Charge (as a percentage of the entire benefit)***	0.40%

Back-Load Contract

Transaction Expenses for Contract Owners (as a percentage of Purchase Payments, unless noted)
Sales Load	None
Maximum Withdrawal Charge for Sales Expenses	6%
Transfer Fee	None
Expedited Delivery Charge	$17**

Annual Expenses of the Separate Account (as a percentage of average daily Contract value)
Maximum Mortality and Expense Risk Fees*	1.50%
Other Expenses	None
Total Maximum Separate Account Annual Expenses*	1.50%

Current Mortality and Expense Risk Fees*	1.25%
Other Expenses	None
Total Current Separate Account Annual Expenses*	1.25%

Annual Contract Fee
$30; waived if the Contract Value equals or exceeds $25,000

Annual Charge for Optional Enhanced Death Benefit
Maximum Charge (as a percentage of the entire benefit)***	0.40%

*

We reserve the right to increase the current mortality and expense risk charges to the maximum annual rate shown, though for Contracts purchased before April 30, 2008, we will not increase the current mortality and expense risk charges before May 1, 2012. Thereafter, we reserve the right to increase the mortality and expense risk fees to a maximum annual rate of 0.75% for the front-load Contract, 1.50% for the back-load Contract Class B Accumulation Units and 0.75% for back-load Contract Class A Accumulation Units. Under the back-load Contract, we convert Class B Accumulation Units to Class A Accumulation Units on a Contract

Anniversary if the Contract Value is at least $25,000 and the Class B Accumulation Units are no longer subject to a withdrawal charge. For further information on Class B and Class A Accumulation Units, see “Mortality Rate and Expense Risk Charges—Reduction of Charges.”

**	For express mail delivery with signature required; the express mail delivery charge without signature is $15. We also charge $15 for wire transfers in connection with withdrawals.
***	The maximum charge is for issue age (i.e., the age nearest the Primary Annuitant’s birthday at the time the application is approved) 56-65. The charge is 0.10% for issue age 45 or less and 0.20% for issue age 46-55. The “entire” enhanced death benefit on any Valuation Date equals the greatest of (i) the Contract Value on that Valuation Date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the highest Contract Value on any Contract anniversary date prior to the Primary Annuitant's 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract Value withdrawn since that Contract anniversary. The EDB is available only at the time the Contract is issued. At the time of issue, the value of the EDB would be equal to the greater of the Initial Purchase Payment or the Contract Value.

Annual Portfolio Operating Expenses

The table below shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. The first line of this table lists expenses that do not reflect fee waivers or expense limits and reimbursements, nor do they reflect short-term trading redemption fees, if any, charged by the Portfolios. The information is based on operations for the year ended December 31, 2008. More details concerning these fees and expenses are contained in the attached prospectuses for the Funds.

	Minimum	Maximum
Range of Total Annual Portfolio Operating Expenses (expenses include investment advisory fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)*	%	%
Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement**	%	%

* For certain Portfolios, certain expenses were reimbursed or fees waived during 2008. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although certain arrangements may be terminated at any time. After taking into account these arrangements and any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio operating expenses would have ranged from a minimum of         % to a maximum of         %.

** The “Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue for at least one year from the date of this prospectus. For more information about which Portfolios currently have such contractual reimbursement or fee waiver arrangements in place, see the prospectuses of the underlying Funds.

The following table shows total annual operating expenses of each Portfolio available for investment under the Contract. Portfolio operating expenses are expressed as a percentage of average net assets for the year ended December 31, 2008, except as otherwise set forth in the notes to the table.

Portfolio	Investment Advisory Fees	Other Expenses	12b-1 Fees	Acquired Fund Fees & Expenses	Total Operating Expenses	Total Net Operating Expenses (Including Contractual Waivers, Limitations and Reimbursements)
Northwestern Mutual Series Fund, Inc.
Growth Stock Portfolio
Focused Appreciation Portfolio
Large Cap Core Stock Portfolio
Large Cap Blend Portfolio
Index 500 Stock Portfolio
Large Company Value Portfolio
Domestic Equity Portfolio
Equity Income Portfolio
Mid Cap Growth Stock Portfolio
Index 400 Stock Portfolio
Mid Cap Value Portfolio
Small Cap Growth Stock Portfolio
Index 600 Stock Portfolio
Small Cap Value Portfolio
International Growth Portfolio
Research International Core Portfolio
International Equity Portfolio
Emerging Markets Equity Portfolio
Money Market Portfolio
Short-Term Bond Portfolio
Select Bond Portfolio
Long-Term U.S. Government Bond Portfolio
Inflation Protection Portfolio

High Yield Bond Portfolio
Multi-Sector Bond Portfolio
Balanced Portfolio
Asset Allocation Portfolio

Fidelity® Variable Insurance Products
VIP Mid Cap Portfolio(18)
VIP Contrafund® Portfolio(19)

Neuberger Berman Advisers Management Trust
Socially Responsive Portfolio(20)

Russell Investment Funds
Multi-Style Equity Fund(21)
Aggressive Equity Fund(22)
Real Estate Securities Fund
Non-U.S. Fund(23)
Core Bond Fund(24)
Russell Investment Funds LifePoints® Variable Target Portfolio Series
Moderate Strategy Fund(25)
Balanced Strategy Fund(25)
Growth Strategy Fund(25)
Equity Growth Strategy Fund(25)

[Fund footnotes to be provided by amendment.]

The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and the fees and expenses of the underlying Portfolios. The Examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The Examples reflect the maximum as well as the minimum fees and expenses of the underlying Portfolios as set forth in the Range of Total Annual Portfolio Operating Expenses table. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

EXAMPLES

Back-Load Contract With the Enhanced Death Benefit—(assuming the maximum EDB charge (i.e., at issue age 56-65) and surrender or annuitization, just before the end of each time period, to a Fixed Income Plan with a certain period of less than 12 years (i.e., where a withdrawal charge would apply))

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$	$	$	$
Minimum Total Annual Portfolio Operating Expenses	$	$	$	$

Back-Load Contract With the Enhanced Death Benefit—(assuming the maximum EDB charge (i.e., at issue age 56-65) and assuming no surrender, no annuitization, or assuming an annuitization to a Variable Income Plan or to a Fixed Income Plan with a certain period of 12 years or more (i.e., where a withdrawal charge would not apply))

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$	$	$	$
Minimum Total Annual Portfolio Operating Expenses	$	$	$	$

Back-Load Contract Without the Enhanced Death Benefit—(assuming a surrender or annuitization, just before the end of each time period, to a Fixed Income Plan with a certain period of less than 12 years (i.e., where a withdrawal charge would apply))

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$	$	$	$
Minimum Total Annual Portfolio Operating Expenses	$	$	$	$

Back-Load Contract Without the Enhanced Death Benefit—(assuming no surrender, no annuitization, or assuming an annuitization to a Variable Income Plan or to a Fixed Income Plan with a certain period of 12 years or more (i.e., where a withdrawal charge would not apply))

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$	$	$	$
Minimum Total Annual Portfolio Operating Expenses	$	$	$	$

Front-Load Contract With the Enhanced Death Benefit—(assuming the maximum EDB charge (i.e., at issue age 56-65))

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$	$	$	$
Minimum Total Annual Portfolio Operating Expenses	$	$	$	$

Front-Load Contract Without the Enhanced Death Benefit (“EDB”)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$	$	$	$
Minimum Total Annual Portfolio Operating Expenses	$	$	$	$

The sales load for a front-load Contract depends on the amount of cumulative Purchase Payments. For the back-load Contract, the mortality and expense risk charge and the withdrawal charge depend on the length of time amounts have been held under the Contract and the size of the amounts held. (See “Mortality Rate and Expense Risk Charges—Reduction of the Charges” and “Withdrawal Charges—Withdrawal Charge Rates.”) We reserve the right to increase the current mortality and expense risk charges to the maximum annual rate shown, though for Contracts purchased before April 30, 2008, we will not increase the current mortality and expense risk charges before May 1, 2012. Thereafter, we reserve the right to increase the mortality and expense risk charges to a maximum annual rate of 0.75% for the front-load Contract and 1.50% for the back-load Contract. The expense numbers shown in the tables reflect the withdrawal charge and the maximum mortality and expense risk charges. The Contracts may provide for charges for transfers between the Divisions of the Separate Account and for premium taxes, but we are not presently assessing such charges. The charge for the enhanced death benefit (“EDB”) above was determined by multiplying the maximum EDB percentage charge (0.40%) by the entire EDB. The EDB amounts assumed for purposes of this example are equal to the Contract Value at each anniversary. Such hypothetical amounts are for illustrative purposes only. The $30 annual Contract fee is reflected as         % for the front-load Contract and         % for the back-load Contract based on the annual Contract fees collected divided by the average assets attributable to the Contracts for the fiscal year ended December 31, 2008.

Please remember that the examples are simply illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. Similarly, your rate of return may be more or less than the 5% assumed in the examples.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying Portfolios and the assessment of Separate Account charges, which may vary from contract to contract (for more information on the calculation of underlying account values, see “Application of Purchase Payments.”). Please refer to Appendix A of this prospectus for information regarding the historical Accumulation Unit Values.

Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information (“SAI”). The financial statements of the Company should only be considered with respect to the Company’s ability to meet its obligations under the Contract and not with respect to Contract Value held in the Separate Account, which is principally derived from the investment performance of the Portfolios. To receive a free copy of the SAI containing such financial statements, call 1-888-455-2232. Semiannually, we will send you reports containing financial information and schedules of investments for the Portfolios underlying the Divisions in which you invest. We will also send you periodic statements showing the value of your Contract and transactions under the Contract since the last statement. You should promptly review these statements and any confirmations of individual transactions that you receive to verify the accuracy of the information, and should promptly notify us of any discrepancies.

The Company

The Northwestern Mutual Life Insurance Company, or through its subsidiaries and affiliates, offers insurance products, investment products, and advisory services which are designed to address clients’ needs for financial security and protection, wealth accumulation and distribution, and estate preservation. Organized by a special act of the Wisconsin Legislature in 1857, the Company is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The Company’s total assets exceeded $154.8 billion as of December 31, 2008. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

The Separate Account

We established the NML Variable Annuity Account A (the “Separate Account”) on February 14, 1968 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act.

You may allocate the money you invest under your Contract among the variable and fixed options (if available in your state) described elsewhere in this prospectus. Each variable option is a Division of the Separate Account, which corresponds to one of the Portfolios of the Funds also described elsewhere in this prospectus. Under Wisconsin law, the investment operations of the Separate Account are kept separate from our other operations. The values for your Contract supported by the Separate Account will not be affected by income, gains, or losses from the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Separate Account for your Contract will determine the value of your Contract benefits supported by the Separate Account, and will not affect the rest of our business. The assets in the Separate Account are reserved for you and other owners of variable annuity contracts, although the assets belong to us and we do not hold the assets as a trustee. While we and our creditors cannot reach the assets of the Separate Account to satisfy other obligations until our obligations under your Contract have been satisfied, all of our assets (except those we hold in certain other separate accounts) are available to satisfy our obligations under your Contract. The obligations under the variable annuity contracts are obligations of the Company as depositor.

When permitted by law and subject to any required regulatory approvals or votes by Contract Owners, we reserve the right to:

•

Operate the Separate Account or a Division as either a unit investment trust or a management company under the 1940 Act, or in any other form allowed by law, if deemed by the Company to be in the best interest of Contract Owners.

•	Invest current and future assets of a Division in securities of another Fund as a substitute for shares of a Fund already purchased or to be purchased.

•	Register or deregister the Separate Account under the 1940 Act or change its classification under that Act.

•	Create new separate accounts.

•	Combine the Separate Account with any other separate account.

•	Transfer the assets and liabilities of the Separate Account to another separate account.

•

Transfer cash from time to time between the Company’s general account and the Separate Account as deemed necessary or appropriate and consistent with the terms of the Contracts, including but not limited to transfers for the deduction of charges and in support of payment options.

•	Transfer assets of the Separate Account in excess of reserve requirements applicable to Contracts supported by the Separate Account to the Company’s General Account.

•	Add, delete or make substitutions for the securities and other assets that are held or purchased by the Separate Account.

•	Terminate and/or liquidate the Separate Account.

•	Restrict or eliminate any voting rights of Contract Owners or other persons who have voting rights as to the Separate Account.

•

Make any changes to the Separate Account to conform with, or required by any change in, federal tax law, the 1940 Act and regulations promulgated thereunder, or any other applicable federal or state laws.

In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

The Investment Options

The Contract offers a variety of variable and fixed investment options selected by the Company, but it does not endorse or recommend a particular option nor does it provide asset allocation or investment advice. You are responsible for choosing your investment options and the amounts you allocate to each based on your individual situation and your personal savings goals and risk tolerances.

After your initial investment decision, you should monitor your investments and periodically review the options you select and the amount allocated to each option to ensure your decisions continue to be appropriate. The amounts invested in the variable options are not guaranteed, and because both your principal and any return on your investment are subject to market risk, you can lose your money. The amounts invested in the fixed options earn interest for a specified period at a rate we declare from time to time; the principal and interest rate are guaranteed by the Company and are subject to the claims-paying ability of the Company.

Variable Options

The assets of each Division of the Separate Account are invested in a corresponding Portfolio that is a series of one of the following mutual fund families: Northwestern Mutual Series Fund, Inc; Fidelity® Variable Insurance Products; Neuberger Berman Advisers Management Trust; and the Russell Investment Funds. The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Contract may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Contract. Your ability to invest in a Portfolio may be affected by the actions of such Portfolio, such as when a Portfolio closes.

You may choose to allocate the Accumulation Value of your Contract among the Divisions of the Separate Account and you may, subject to certain conditions, transfer values from one Division to another. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the corresponding Portfolio. The investment objectives and types of investments for each Portfolio are set forth below. There can be no assurance that the Portfolios will realize their objectives. For more information about the investment objectives and policies, the attendant risk factors and expenses for each of the Portfolios described below, see the attached prospectuses. Read the prospectuses carefully before you invest.

Northwestern Mutual Series Fund, Inc.     The principal investment adviser for the Portfolios of the Northwestern Mutual Series Fund is Mason Street Advisors, LLC (“MSA”), our wholly-owned company. The investment advisory agreements for the respective Portfolios provide that MSA will provide services and bear certain expenses of the Portfolios. MSA employs a staff of investment professionals to manage the assets of the Fund and the other advisory clients of MSA. We provide related facilities and personnel, which MSA uses in performing its investment advisory functions. MSA has retained and oversees Templeton Investment Counsel, LLC, Capital Guardian Trust Company, T. Rowe Price Associates, Inc., Janus Capital Management LLC, American Century Investment Management, Inc., Massachusetts Financial Services Company, and Pacific Investment Management Company LLC under investment sub-advisory agreements to provide day-to-day management of the Portfolios indicated below. Templeton Investment Counsel, LLC has appointed Franklin Templeton Investments (Asia) Limited as an additional sub-adviser for the International Equity Portfolio. Each such sub-adviser may be replaced without the approval of shareholders. Please see the attached prospectus for the Northwestern Mutual Series Fund for more information.

Portfolio	Investment Objective	Sub-adviser (if applicable)
Growth Stock Portfolio	Long-term growth of capital; current income is a secondary objective	N/A
Focused Appreciation Portfolio	Long-term growth of capital	Janus Capital Management LLC
Large Cap Core Stock Portfolio	Long-term growth of capital and income	N/A
Large Cap Blend Portfolio	Long-term growth of capital and income	Capital Guardian Trust Company
Index 500 Stock Portfolio	Investment results that approximate the performance of the Standard &Poor’s (S&P) 500® Index	N/A
Large Company Value Portfolio	Long-term capital growth; income is a secondary objective	American Century Investment Management, Inc.
Domestic Equity Portfolio	Long-term growth of capital and income	Capital Guardian Trust Company
Equity Income Portfolio	Long-term growth of capital and income	T. Rowe Price Associates, Inc.
Mid Cap Growth Stock Portfolio	Long-term growth of capital	N/A
Index 400 Stock Portfolio	Investment results that approximate the performance of the S&P MidCap 400® Index	N/A
Mid Cap Value Portfolio	Long-term capital growth; current income is a secondary objective	American Century Investment Management, Inc.
Small Cap Growth Stock Portfolio	Long-term growth of capital	N/A
Index 600 Stock Portfolio	Investment results that approximate the performance of the S&P SmallCap 600 Index	N/A

Small Cap Value Portfolio	Long-term growth of capital	T. Rowe Price Associates, Inc.
International Growth Portfolio	Long-term growth of capital	N/A
Research International Core Portfolio	Capital appreciation	Massachusetts Financial Services Company
International Equity Portfolio	Long-term growth of capital	Templeton Investment Counsel, LLC and Franklin Templeton Investments (Asia) Limited
Emerging Markets Equity Portfolio	Capital appreciation	Massachusetts Financial Services Company
Money Market Portfolio	Maximum current income to the extent consistent with liquidity and stability of capital*	N/A
Short-Term Bond Portfolio	Provide as high a level of current income as is consistent with prudent investment risk	N/A
Select Bond Portfolio	To realize as high a level of total return as is consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	N/A
Long-Term U.S. Government Bond Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
Inflation Protection Portfolio	Pursue total return using a strategy that seeks to protect against U.S. inflation	American Century Investment Management, Inc.
High Yield Bond Portfolio	High current income and capital appreciation**	N/A
Multi-Sector Bond Portfolio	Maximum total return, consistent with prudent investment management	Pacific Investment Management Company LLC
Balanced Portfolio	To realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation	N/A
Asset Allocation Portfolio	To realize as high a level of total return as is consistent with reasonable investment risk	N/A

*	Although the Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market subaccount may also become extremely low and possibly negative. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value for amounts that they held as of September 19, 2008 subject to the terms of the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds.
**	High yield bonds are commonly referred to as junk bonds.

Fidelity® Variable Insurance Products     The Fidelity® VIP Mid Cap Portfolio and the Fidelity® VIP Contrafund® Portfolio are series of Variable Insurance Products III and Variable Insurance Products Fund II, respectively. The Separate Account buys Service Class 2 shares of the Portfolios, the investment adviser for which is the Fidelity Management & Research Company.

Portfolio	Investment Objective	Sub-adviser
VIP Mid Cap Portfolio	Long-term growth of capital	Fidelity Management & Research Company, Inc.
VIP Contrafund® Portfolio	Long-term capital appreciation	Fidelity Management & Research Company, Inc.

Neuberger Berman Advisers Management Trust     The Neuberger Berman Advisers Management Trust Socially Responsive Portfolio is a series of the Neuberger Berman Advisers Management Trust. The Separate Account buys Class I shares of the Portfolio, the investment adviser for which is Neuberger Berman Management LLC.

Portfolio	Investment Objective	Sub-adviser
Socially Responsive Portfolio	Long-term growth of capital	Neuberger Berman, LLC

Russell Investment Funds     The assets of each of the Portfolios comprising the Russell Investment Funds are invested by one or more investment management organizations researched and recommended by Frank Russell Company (“Russell”), and an affiliate of

Russell, the Russell Investment Management Company (“RIMCo”). RIMCo is the investment adviser of the Russell Investment Funds. Russell is our majority-owned subsidiary.

Portfolio	Investment Objective
Multi-Style Equity Fund	Long-term growth of capital
Aggressive Equity Fund	Long-term growth of capital
Real Estate Securities Fund	Current income and long-term growth of capital
Non-U.S. Fund	Long-term growth of capital
Core Bond Fund	Current income and, as a secondary objective, capital appreciation
LifePoints® Variable Target Portfolio Series Moderate Strategy Fund	High current income and moderate long term capital appreciation
LifePoints® Variable Target Portfolio Series Balanced Strategy Fund	Above average capital appreciation and a moderate level of current income
LifePoints® Variable Target Portfolio Series Growth Strategy Fund	High long term capital appreciation with low current income
LifePoints® Variable Target Portfolio Series Equity Growth Strategy Fund	High long term capital appreciation

Payments We Receive     We select the Portfolios offered through this Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s or sub-advisers’ reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio’s investment adviser or an affiliate will make payments to us or our affiliates. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premiums and/or transfers of Contract Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Owners. The Northwestern Mutual Series Fund, Inc. and the Russell Investment Funds have been included in part because they are managed by subsidiaries of the Company.

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Portfolio you have chosen.

Owners, through their indirect investment in the Portfolios, bear the costs of the investment advisory or management fees that the Portfolios pay to their respective investment advisors (see the Portfolios’ prospectuses for more information). As described above, an investment adviser of a Portfolio, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that the Company issues. The percentages differ and some investment advisers (or other affiliates) may pay more than others. The percentages currently range up to 0.25%. These payments may be used for any corporate purpose, including payment of expenses that the Company and/or its affiliates incur for services performed on behalf of the Contracts and the Portfolios. The Company and its affiliates may profit from these payments.

Certain Portfolios have adopted a Distribution (and/or Shareholder Servicing) Plan under Rule 12b-1 of the 1940 Act, which is described in more detail in the Portfolios’ prospectuses. These payments, which may be up to 0.25%, are deducted from assets of the Portfolios and are paid to our distributor, Northwestern Mutual Investment Services, LLC. These payments decrease the Portfolio’s investment return.

Additionally, an investment adviser of a Portfolio or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment adviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

Transfers Between Divisions     Subject to the short term and excessive trading limitations described below and any frequent trading policies adopted by the Funds that are described in their prospectuses, you may change the allocation of Purchase Payments among the Divisions and transfer values from one Division to another both before and after Annuity Payments begin. In order to take full advantage of these features you should carefully consider, on a continuing basis, which investment options are best suited to your long-term investment needs. See “Owner Inquiries” for more information on how you may change the allocation of Accumulation or Annuity Units among the Divisions. Subject to our requirements and availability, your Financial Representative may provide us with instructions on your behalf involving the allocation and transfer of Accumulation Value of your Contract among the available investment options, subject to our rules, including the restrictions on short term and excessive trading discussed below.

We will make the transfer based upon the next valuation of Accumulation or Annuity Units in the affected Divisions after our receipt of your request for transfer at our Home Office, provided it is in good order. If we receive your request for transfer before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time), your request will receive same-day pricing. If we receive your request for transfer on or after the close of trading on the NYSE, we will process the order using the value of the units in the Divisions determined at the close of the next regular trading session of the NYSE. We will adjust the number of such units to be credited to reflect the respective value of the units in each of the Divisions. The minimum amount of Accumulation Units which may be transferred is the lesser of $100 or the entire value of the Accumulation Units in the Division from which the transfer is being made. There is no minimum transfer amount for Annuity Units.

Before the Maturity Date, you may transfer amounts which you have invested in a Guaranteed Account to any Division of the Separate Account, and you may transfer the value of Accumulation Units in any Division of the Separate Account to a Guaranteed Account for investment on a fixed basis, subject to the restrictions described in the Contract. (See “The Guaranteed Accounts.”)

Short Term and Excessive Trading     Short term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors, such as Owners and other persons who may have material rights under the Contract (e.g., beneficiaries), because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors’ interests in a Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.

To deter short term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Contract Owners. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. We may also be prevented from uniformly applying these policies and procedures under applicable state or federal law or regulation. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.

Among the steps we have taken to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions including the prohibition of more than twelve transfers among Divisions under a single Contract during a Contract year. Further, an investor who is identified as having made a transfer in and out of the same Division, excluding the Money Market Division, (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers after the third such round trip transfer until the next Contract anniversary date, and sent a letter informing him of the restriction. Thereafter, the same investor will be similarly restricted after the second such round trip transfer. An investor who is identified as having made one or more round trip transfers within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division, excluding the Money Market Division and the Divisions corresponding to the Portfolios of the Russell Investment Funds LifePoints® Variable Target Portfolio Series, will be sent a warning letter after the first such round trip transfer and will be restricted from making additional transfers until the next Contract anniversary date after the second such round trip transfer. Thereafter, the same investor will be similarly restricted after the first such round trip transfer. These limitations do not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, interest sweeps, or to initial allocations or changes in future allocations. Once a Contract is restricted, we will allow one additional transfer into the Money Market Division until the next contract anniversary.

We may change these policies and procedures from time to time in our sole discretion without notice; provided, however, Contract Owners will be given advance, written notice if the policies and procedures are revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. Such policies may be different from our policies and procedures, and may be more or less restrictive. As the Funds may accept purchase payments from other investors, including other insurance company separate accounts on behalf of their variable product customers and retirement plans, we cannot guarantee that Funds will not be harmed by any abusive market timing activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. Such policies and procedures may provide for the imposition of a redemption fee and, upon request from the Fund, require us to provide transaction information to the Fund (including an Owner’s tax identification number) and to restrict or prohibit transfers and other transactions that involve the purchase of shares of a Portfolio(s). In the event a Fund instructs us to restrict or prohibit transfers or other transactions involving shares of a Portfolio, you may not be able to make additional purchases in an investment option until the restriction or prohibition ends. If you submit a request that includes a purchase or transfer into such a restricted investment option, we will consider the request “not in good order” and it will not be processed. You may, however, submit a new transfer request.

If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities and future investments, and allocations or transfers by you may be rejected without prior notice. Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.

We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Contract Owners. We may be unable to monitor trading activity by individual participants in omnibus accounts established under group annuity contracts.

Fixed Options

During the Accumulation phase of your Contract, you may invest on a fixed basis in the following guaranteed accounts of different durations (“Guaranteed Accounts”), provided they are available in your state: the Guaranteed Interest Fund 1 (“GIF 1”) (formerly referred to as the “Guaranteed Interest Fund”) and the Guaranteed Interest Fund 8 (“GIF 8”). Your ability to make investments in a Guaranteed Account may be limited by state law. Currently, neither GIF 1 nor GIF 8 is available in Contracts subject to Massachusetts, Minnesota, New York, or Oregon law. GIF 8 is also not available in Contracts subject to Pennsylvania or Washington law, and GIF 1 is available in Contracts subject to Washington law only in the front-load version. For Contracts subject to Vermont and Maryland law, no investments may be applied to GIF 8 after the first Contract anniversary. To find out if a Guaranteed Account is available in your state, or for the current interest rate, please contact your Northwestern Mutual Financial Representative or call 1-888-455-2232.

Except where noted above, GIF 1 is available for investment under both front-load and back-load Contracts. GIF 8 is only available under back-load Contracts. Guaranteed Accounts are not available after annuitization. We reserve the right to discontinue offering all Guaranteed Accounts or a Guaranteed Account of a particular duration. We also reserve the right to offer additional multi-year Guaranteed Accounts from time to time. The effective date of an investment in a Guaranteed Account is determined in the same manner that the effective date for an investment in the Divisions of the Separate Account is determined.

Interest is credited and compounded daily on amounts you invest in a Guaranteed Account at a rate that we declare (“Declared Rate”), in our discretion, for a guaranteed period that we specify (“Guaranteed Period”). The Declared Rate will not be less than a minimum guaranteed annual effective rate of 1% (or a higher rate if required by applicable state law). We also guarantee that the cash value of your investment in the Guaranteed Accounts will not be less than a minimum amount determined by a formula that complies with applicable state insurance nonforfeiture law. For GIF 1, the Declared Rate will be effective for a Guaranteed Period equal to the shorter of the following two periods: (i) the twelve month period measured from the end of the month of the investment’s effective date, or (ii) the period remaining until the Maturity Date of the Contract. For GIF 8, the Declared Rate will be effective for a Guaranteed Period ending eight years from the effective date; provided, however, an investment in GIF 8 is not permitted if the Guaranteed Period would extend beyond the Maturity Date of the Contract.

Upon expiration of a Guaranteed Period for GIF 1, we will apply a new Declared Rate for a new one-year Guaranteed Period. Upon expiration of a Guaranteed Period for GIF 8, any amounts remaining in that Guaranteed Account will be transferred to the Money Market Division of the Separate Account unless you otherwise instruct us to allocate the amounts to a Division(s) of the Separate Account or a new Guaranteed Period for either GIF 1 or GIF 8.

Moving into a Guaranteed Account     You may make an initial investment in a Guaranteed Account by applying all or part of a Net Purchase Payment or an amount transferred from Divisions of the Separate Account or another Guaranteed Account. Subject to the limitations described below, you may make additional investments in GIF 1 at any time prior to the Maturity Date of the Contract. No additional transfers may be made into a GIF 1 for 90 days following a transfer out of a GIF 1. Additional investments in GIF 8 are not permitted without our consent. Currently, we permit additional investments in GIF 8 that represent proceeds from Internal Revenue Code Section 1035 exchanges or rollovers, provided (i) you inform us at the time of your initial investment in the Contract, and (ii) that such proceeds are received by us within 90 days (or whatever period that may be required under applicable state law) thereafter. Interest will accrue on those proceeds from the date of receipt, but they will be treated for all other purposes the same as your initial investment. Subject to this limited exception, if you direct us to make additional investments in GIF 8, they will be invested in the Money Market Division.

Moving out of a Guarantee Account     Transfers from Guaranteed Accounts are subject to certain limits. No transfers from GIF 8 are permitted during the first four years following the start of a Guaranteed Period. After a transfer is made from a Guaranteed Account, no additional transfers may be made from that Guaranteed Account for a period of 365 days. Additionally, the maximum amount of Accumulation Value that may be transferred from a Guaranteed Account in a single transfer may not be more than the greater of (i) 25% of the Accumulation Value of the Guaranteed Account on the preceding Contract anniversary date, or (ii) the amount of the most recent transfer from that Guaranteed Account. (For Contracts issued prior to March 31, 2000, the percentage limit by the terms of the Contract is 20%, but our current practice, which we may change without notice to you, is to permit up to 25%.) In no event may the amount of a single transfer from a Guaranteed Account be less than $1,000, nor greater than $50,000. (The $50,000 limit does not apply to Contracts subject to New York law.) These limitations on individual transfers do not apply to transfers from GIF 8 at the end of a Guaranteed Period. These transfer limitations can be illustrated as follows:

Amount of initial deposit into a GIF 1	Maximum amount you can withdraw annually	Total number of years until initial deposit can be withdrawn completely
$100,000	$25,000	4 years
$500,000	$50,000	10 years
$1,000,000	$50,000	20 years

Withdrawal Charge     Maturity benefits and withdrawals under a back-load Contract are subject to the withdrawal charge described under “Deductions – Withdrawal Charges.” Because the withdrawal charge will affect the amount available for withdrawal, you should carefully consider its effect before investing in, and making a withdrawal from, the Contract.

The withdrawal charge applicable to withdrawals from GIF 8 during the first four years of a Guaranteed Period differs from that which is applicable to other withdrawals in several respects. First, the charge applies to withdrawals from GIF 8 during the first four years of each and every Guaranteed Period. Second, during those four years it applies to the Accumulation Value, rather than to Net Purchase Payments. During the first three years of a Guaranteed Period, the withdrawal charge equals 6% of the amount of the Accumulation Value withdrawn. During the fourth year, the charge equals 5% of the amount of the Accumulation Value withdrawn. Net Purchase Payments that are subject to the withdrawal charge are reduced by an amount equal to that portion of the Accumulation Value withdrawn from GIF 8 during the first four years, beginning with the highest withdrawal charge category and rate.

Market Value Adjustment (GIF 8 Only)     Transfers and withdrawals (but not payments of Contract fees or payments due to the death of the Primary Annuitant) made from GIF 8 prior to the end of a Guaranteed Period will be charged or credited with a market value adjustment (“MVA”). No MVA will apply if you do not transfer or withdraw amounts from GIF 8 before the end of a Guaranteed Period. The amount of the MVA will depend upon the difference, if any, between the seven-year Constant Maturity Treasury interest rate in effect on the second-to-last business day of the month preceding the start of the Guaranteed Period and an interest rate, in effect on the second-to-last business day of the month preceding the date of the transfer or withdrawal, equal to the Constant Maturity Treasury interest rate for the period closest to the time remaining in the Guaranteed Period (but not less than one year). If the rate in effect at that time exceeds the seven-year rate preceding the start of the Guaranteed Period, the MVA will be negative and decrease the amount available for transfer or withdrawal from GIF 8. If the opposite is true, the MVA will be positive and increase such amount. The MVA formula may differ for Contracts subject to Texas or Alabama law; read your Contract for specific details.

In no event will the MVA increase or decrease the amount transferred or withdrawn by more than a proportionate allocation of the excess, if any, of the interest credited to GIF 8 since the beginning of the Guaranteed Period in which such amount is transferred or withdrawn to the date of transfer or withdrawal, over the interest that would have been credited if the Declared Rate had equaled the Nonforfeiture Rate during that same time period. The Nonforfeiture Rate is a rate defined in the Contract and is based on the five-year Constant Maturity Treasury interest rate on the second-to-last business day of the month preceding the start of the Guaranteed Period during which the transfer or withdrawal is made. In general, the longer the period remaining to the end of the Guaranteed Period at the time of a transfer or withdrawal, the larger the MVA. Because a negative MVA can reduce credited interest in excess of the minimum interest rate required to be credited under applicable state law, you should carefully consider its effect before making a transfer or withdrawal from GIF 8 prior to the end of a Guaranteed Period.

Set forth below are two examples showing the application of the market value adjustment feature in the case of a withdrawal or transfer from GIF 8 before the end of the Guarantee Period. The first example assumes rising interest rates; the second assumes declining interest rates:

GIF 8 Market Value Adjustment Example

GIF 8 Deposit = $50,000

Guaranteed Interest Rate = 4.5% for 8 years

Market Value Adjustment Calculation assuming 100% withdrawal on the third anniversary from deposit if interest rates increase

Current GIF 8 Account Value = $57,058.31

7-year Constant Maturity Treasury Rate = 4.75% (on the second to last business day preceding the month of deposit)

5-year Constant Maturity Treasury Rate = 5.00% (on the second to last business day preceding the month of withdrawal for the term nearest the period remaining in the guarantee period)

Market Value Adjustment =

    $57,058.31 x [(1 + 4.75%)5/(1 + 5.00%)[5] -1] = -$676.04

Market Value Adjustment Calculation assuming 100% withdrawal on the third anniversary from deposit if interest rates decrease

Current GIF 8 Account Value = $57,058.31

7-year Constant Maturity Treasury Rate = 4.75% (on the second to last business day preceding the month of deposit

5-year Constant Maturity Treasury Rate = 4.25% (on the second to last business day preceding the month of withdrawal for the term nearest the period remaining in the guarantee period)

Market Value Adjustment =

    $57,058.31 x [(1 + 4.75%)5/(1 + 4.25%)[5] -1] = +$1,381.49

Note: The market value adjustment will not increase or decrease values by more than the interest credited to GIF 8 since the beginning of the guarantee period in which an amount is withdrawn or transferred out to the date of the withdrawal or transfer over the interest that would have been credited if the interest rate declared by the Company had equaled the Nonforfeiture Rate during the same time period. For the example above, assuming a Nonforfeiture Rate of 3%, the maximum positive or negative market value adjustment would be $57,058.31-$50,000(1.03)3 = $2,421.96.

Additional Information     “Portfolio Rebalancing” may not be used with any Guaranteed Account, and “Automatic Dollar Cost Averaging” and “Interest Sweeps” may not be used with a GIF 8. Withdrawals from GIF 8 during the first four years of a Guaranteed Period may be taken in the form of a Variable Income Plan, except for payments for a specified period. (See Option 1 under “Payment Plans — Description of Variable Income Plans”.)

Amounts you invest in a Guaranteed Account become part of our General Account, which represents all of our assets other than those held by us in the Separate Account and other separate accounts. The General Account is used to support all of our annuity and insurance obligations and is available to our general creditors. As part of our General Account, however, the Guaranteed Accounts do not bear any mortality rate and expense charges applicable to the Separate Account under the Contract, nor do they bear expenses of the Portfolios in which the Divisions of the Separate Account invest. Other charges under the Contract apply to the Guaranteed Accounts. (See “Deductions.” ) For purposes of allocating and deducting the annual Contract fee, we treat GIF 1 the same as Divisions of the Separate Account; no portion of the annual Contract fee will be deducted from GIF 8 unless insufficient value exists in the Divisions and GIF 1.

In reliance on certain exemptions and exclusionary provisions, we have not registered interests in the Guaranteed Accounts under the Securities Act of 1933, nor have we registered the Guaranteed Accounts or the General Account as investment companies under the 1940 Act. Accordingly, interests in a Guaranteed Account are not subject to the same laws as interests in the Divisions of the Separate Account, and the staff of the SEC has not reviewed the disclosure in this prospectus regarding the Guaranteed Accounts.

Preservation+ Strategy     (Back-load Contracts only) Subject to the investment minimums and maximums discussed above, you may elect to allocate all or a portion of your initial Purchase Payment to the Preservation+ Strategy. The Preservation+ Strategy is designed to preserve the principal of the amount that you allocate to the strategy through the crediting of a fixed rate of interest to the portion of that allocation which you invest in GIF 8 for the Guaranteed Period, while permitting you to participate in the stock market by investing in a Division of the Separate Account with potential returns and attendant risk that approximate those of the S&P 500® Index. We use a mathematical formula to determine the part of your total initial Purchase Payment allocated to this strategy that must be invested in GIF 8 to guarantee a return of principal and interest from GIF 8 at the end of the Guaranteed Period equal to your total initial Purchase Payment allocated to the strategy (less any applicable Contract fees charged to GIF 8 during the period). This guarantee is subject to the condition that you make no withdrawals or transfers from GIF 8 during the eight-year Guaranteed Period. The remainder of your initial Purchase Payment that you allocate to the Preservation+ Strategy is invested in the Division of the Separate Account that invests in the Index 500 Stock Portfolio. Under the Preservation+ Strategy, we guarantee the return of the amount you allocate to GIF 8 plus a fixed rate of interest on that amount (less any applicable Contract fees allocated to GIF 8). You assume the risk associated with the amount you invest in the Separate Account. We guarantee the return of your principal amount invested under the strategy. You also assume the risk that your investment in the Preservation+ Strategy may result in the return of only your principal amount invested under the strategy.

The Contract

Generally     The Contract is intended for retirement and long-term savings. The Contract provides for a death benefit during the years when funds are being accumulated and for a variety of income options following retirement. During the years when funds are being paid into your Contract, known as the accumulation phase, the earnings accumulate on a tax-deferred basis. The earnings are taxed as income if you make a withdrawal. The income phase begins when you start receiving Annuity Payments under your Contract. Monthly Annuity Payments begin on the date you select. The amount you accumulate under your Contract, including the results of investment performance, will determine the amount of your monthly Annuity Payments.

Certain provisions of the Contract may be different than the general description in this prospectus, and certain riders, options, or funds may not be available because of legal restrictions in your state. You should consult your Contract, as any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.

Free Look     If you return the Contract within ten days after you receive it (or whatever period is required under applicable state law), we will send your money back. There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment. In the event applicable state law requires us to return the full amount of your purchase payment, we will do so.

Contract Values     The value of your Contract on any Valuation Date is the sum of the following: (i) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; and (ii) the value of your amounts allocated to any Guaranteed Account, plus credited interest; less (iii) any withdrawals since that Valuation Date and any applicable MVA or charges under the Contract deducted since that Valuation Date. We use the “net investment factor” as a way to calculate the investment performance of a Division from valuation period to valuation period. For each Division, the net investment factor shows the investment performance of the underlying mutual fund Portfolio in which a particular Division invests, including the charges assessed against that Division for a given valuation period. The Portfolios will distribute investment income and realized capital gains to the Divisions, which we will reinvest in additional shares of those same Portfolios. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Division. We may surrender your Contract for its Contract Value (i.e., with no withdrawal charge), in accordance with applicable state law, if, before the Maturity Date no Purchase Payments have been received under the Contract for a period of two full years and both the Contract Value and the total Purchase Payments paid (less amounts withdrawn) are each less than $2,000.

Purchase Payments Under the Contract

Frequency and Amount     A Purchase Payment is the money you give us to pay for your Contract. You may make Purchase Payments monthly, quarterly, semiannually, annually, or on any other frequency acceptable to us. For back-load Contracts, the minimum amount for an initial Purchase Payment is $100. For front-load Contracts, the minimum initial Purchase Payment is $10,000. The minimum amount for each subsequent Purchase Payment for all Contracts is $25, although we may accept lower amounts in certain circumstances. We will accept larger purchase payments than the minimums, but total purchase payments under any Contract may not exceed $5,000,000 without our consent. For all Contracts, Purchase Payments may not exceed the applicable federal income tax limits. (See “Federal Income Taxes.”) You may not make Purchase Payments for back-load Contracts subject to Oregon law after the first Contract anniversary if the Maturity Date is earlier than the Contract anniversary nearest the Annuitant’s 98th birthday.

In certain situations, we may reduce or waive our minimums. For front-load Contracts, we may reduce the minimum initial purchase amount from $10,000 to no less than $5,000 provided you elect on your application to make additional subsequent Purchase Payments such that the total Purchase Payments you make on or before the first anniversary date of your Contract equal or exceed $10,000. Also, when initial Purchase Payments representing proceeds from rollovers or annuity exchanges are determined to satisfy the front-load Contract minimum based on values at the time you sign your application, but the amount subsequently received by us is less than the required minimum due to market value fluctuations and sales or administrative fees charged in connection with the rollover or exchange, we may reduce the required minimum by the sum of any such depreciation and fees.

Guaranteed Account Investment Minimums and Maximums     Guaranteed Accounts are subject to certain investment minimums and maximums in addition to those described above. Amounts that are applied to GIF 8 are subject to an investment minimum of $10,000, unless we consent to a lesser amount. We also limit the maximum amount that may be invested in the Guaranteed Accounts. Without our prior consent, no investment may cause the Accumulation Value of all Guaranteed Accounts (the sum of all applied amounts and credited interest, less fees and any amounts transferred or withdrawn) to exceed a maximum amount we specify in the Contract. For Contracts currently being issued, the maximum amount specified in the Contract is $100,000 ($50,000 for Contracts issued with a guaranteed minimum Declared Rate of 3%). However, our current practice (which we may change at any time without notice to you) is to permit a maximum amount of up to $1 million ($250,000 for Contracts issued in New York and $3 million for the GIF 8 with our prior consent), other than for (i) Contracts issued in New Jersey (where exceptions to the Contract maximum amount are not permitted) and (ii) Contracts issued with a guaranteed minimum Declared Rate of 3%. To the extent that an investment causes these maximum amounts to be exceeded, the excess amount would be invested in the Money Market Division of the Separate Account until you instruct us otherwise. Changes in the investment minimums and maximums will be applied on a prospective basis only and will not affect contract owners invested in the Guaranteed Accounts as of the date of such change. Contract owners who are invested in a Guaranteed Account and whose investment did not meet the new minimum investment requirement or whose investment exceeded the new maximum investment limit may continue to remain invested in the Account and would be able to continue to allocate purchase payments and transfers to that Account.

Application of Purchase Payments     We credit Net Purchase Payments, after deduction of any sales load, to the variable and/or fixed investment options as you direct. The application of Purchase Payments to the Guaranteed Account options are subject to special rules (see “The Investment Options—Fixed Options.”) We invest those assets allocated to the variable options in shares of those Portfolios that correspond to the applicable Division; the term “Accumulation Units” describes the value of this interest in the Separate Account. For the back-load Contracts, there are two types of Accumulation Units: “Class A” and “Class B.” We credit Class B Accumulation Units to your back-load Contract each time you make a Purchase Payment. We convert Class B Accumulation Units to Class A Accumulation Units on a basis that reflects the cumulative amount of Purchase Payments and the length of time that the amounts have been held under a back-load Contract. (See “Mortality Rate and Expense Risk Charges.”) Class B Accumulation Units are subject to a withdrawal charge while Class A Accumulation Units are not subject to such a charge.

Initial Net Purchase Payments allocated to a Division will be priced at the Accumulation Unit Value determined no later than two Valuation Dates after we receive at our Home Office or a lockbox facility we have designated both your initial Purchase Payment and your application in good order. “Good order” means that the application is complete and accurate and all applicable requirements are satisfied. If your application is not in good order, we may take up to five Valuation Dates to resolve the problem. If we are unable to resolve the problem within that time, we will notify you in writing of the reasons for the delay. If you revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your payment. Otherwise, the number of Accumulation Units you receive for your initial Net Purchase Payment will be determined based upon the valuation of the assets of that Division we make not later than two Valuation Dates following the date on which the problem is resolved and your application is put into good order. Although we do not anticipate delays in our receipt and processing of applications or Purchase Payment requests, we may experience such delays to the extent applications and Purchase Payments are not forwarded to our Home Office in a timely manner. Such delays could result in delays in the issuance of Contracts and the allocation of Purchase Payments under existing Contracts.

Subsequent Net Purchase Payments will be priced based on the next determined Accumulation Unit Value after the payment is received in good order either at the Home Office or a lockbox facility we have designated.

We deem receipt of a Purchase Payment to occur on a given Valuation Date if receipt occurs before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time). If receipt occurs on or after the close of trading on the NYSE, we deem receipt to occur on the following Valuation Date. You may send Purchase Payments to our Home Office or to a payment center designated by us. All payments must be made in U.S. Dollars payable through a U.S. financial institution. We accept Purchase Payments by check or electronic funds transfer (“EFT”). We do not accept third-party checks at the Home Office as part of the initial Purchase Payment. We will not accept cash, money orders, traveler’s checks, or “starter” checks received at the Home Office. If you make a Purchase Payment with a check or bank draft and, for whatever reason, it is later returned unpaid or uncollected, or if a Purchase Payment by EFT is reversed, we reserve the right to reverse the transaction. We also reserve the right to recover any resulting losses incurred by us by withdrawing a sufficient amount of Contract Value. We may reject any application or Purchase Payment for any reason permitted by law. We may also be required to provide additional information about you and your account to government regulators.

The value of an Accumulation Unit in each division varies with the investment experience of the division (which in turn is determined by the investment experience of the corresponding Portfolio). We determine the value by multiplying the value on the immediately preceding valuation date by the net investment factor for the division. The net investment factor takes into account the investment experience of the Portfolio, the deduction for mortality and expense risks we have assumed and a deduction for any applicable taxes or for any expenses resulting from a substitution of securities. Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Units. That value may be less than, equal to, or more than the cumulative net purchase payments you have made.

Reduction or Waiver of Certain Charges on Purchase Payments     Sometimes sales of contracts to groups of similarly situated individuals or on behalf of such individuals in connection with certain arrangements, for example, trust arrangements, may lower our costs and expenses. We reserve the right to reduce or waive certain fees or charges when this type of sale occurs, where permitted by state law. We determine which groups and arrangements are eligible for this treatment based on criteria we establish, including but not limited to some or all of the following: the size or type of group or arrangement; the amount of expected Purchase Payments; any prior or existing relationship between us and the prospective purchaser(s); the length of time a group of contracts is expected to remain active; the purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and any other factors that we believe indicate that costs and expenses may be reduced. We reserve the right to modify, suspend, or terminate any such determination or the treatment applied to a particular group at any time.

Maturity Date     Under Contracts currently offered, Purchase Payments may be made until the Maturity Date stated on the Contract’s specifications page or until Annuity Payments begin, whichever is earlier. Distributions may be required before the Maturity Date. (See “Minimum Distribution Requirements.”)

Gender-Based Annuity Payment Rates     Federal law, and the laws of certain states, may require that Annuity considerations and Annuity Payment rates be determined without regard to the sex of the Annuitant. Because we offer the Contracts for use with HR-10 Plans where these rules may have general application, the Annuity Payment rates in the Contracts do not distinguish between male and female Annuitants. However, Contracts with sex-distinct rates are available on request. Prospective purchasers of the Contracts should review any questions in this area with qualified counsel.

Reinvestment of Redemptions     In special limited circumstances, we will allow Purchase Payments to be made without the deduction of a sales load (or with a refund of a withdrawal charge) for those Contract Owners who make a Purchase Payment in connection with a request to void a redemption made within 60 days (or whatever period that may be required under applicable state law) of our receipt of the redemption request. Such Purchase Payments and the amount of any withdrawal charge deducted upon redemption will be reinvested at the accumulation unit value next determined for each investment option after our receipt of the signed request for reinvestment in good order at our Home Office. Purchase payments will be applied to the same investment option(s) from which the initial redemption(s) were made. We will not process a request for reinvestment where redemption proceeds were paid by check made payable to the Contract Owner and such check was cashed. Similarly, we may refuse to process requests for reinvestment where it is not administratively feasible. Any redemptions, whether paid by check, wire, or direct deposit, that – but for the Worker, Retiree, and Employer Recovery Act of 2008 would have been considered “required minimum distributions” (“RMDs”) for the 2009 calendar year – may be reinvested, as described above, without the deduction of a sales load so long as you request such reinvestment within 60 days of the date such distribution is made. Decisions regarding requests for reinvestment will take into consideration differences in costs and services and will not be unfairly discriminatory. For further information, contact your financial representative.

Access to Your Money

Withdrawals Contract Owners may withdraw some or all of the Accumulation Unit value of their Contract at any time before the Maturity Date. We may require that a Contract Value of at least $2,000 remain after a partial withdrawal. You may instruct us how to allocate your partial withdrawal request among your investments in the Divisions and Guaranteed Accounts. If no direction is received, your withdrawal will be deducted proportionately from each of your investments.

Withdrawals from the GIF 8 may be subject to special withdrawal charges and an MVA. (See “Investment Options—The Fixed Options.”) Complete or partial withdrawals under back-load Contracts may be subject to a withdrawal charge. (See “Withdrawal Charges.”) Such withdrawals may be prohibited under the terms of your plan, and may also trigger certain tax penalties. (See “Federal Income Taxes.”)

Withdrawals may also be made after the Maturity Date. If Annuity Payments are being made under Variable Income Plan 1, the payee may surrender the Contract and receive the value of the Annuity Units credited to his or her Contract, less the applicable withdrawal charge. (See “Withdrawal Charges.”) In Oregon, no withdrawals may be made within the first five years after the date a Variable Income Plan 1 takes effect. If Annuity Payments are being made under Variable Income Plan 2 and the payee dies during the certain period (or if both payees die during the certain period of Variable Income Plan 3), the beneficiary may surrender the Contract and receive the withdrawal value of the unpaid payments for the certain period. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See “Description of Variable Income Plans”.)

We may accept a withdrawal request (including an exchange) in writing, subject to our administrative procedures, which may include the proper completion of certain forms, the provision of appropriate identifying information, and other administrative requirements. We will process your request at the accumulation value next determined only after our receipt of your request in good order, which includes satisfaction of all our administrative requirements. Subject to our administrative procedures and our approval, you may request that a withdrawal be processed (or that a payment plan start) on a future date you specify. Otherwise, we will pay the amount of any withdrawal from the Separate Account within seven days (or whatever period that may be required under applicable state law) after we receive the request in good order unless the suspension of payments or transfers provision is in effect. You may revoke a request for withdrawal on a specified future date anytime prior to such future date.

If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any requests for transfer, partial withdrawal, surrender or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and an Owner’s account to government regulators.

Benefits Provided Under the Contracts

Subject to the restrictions noted below, we will pay the death benefits of a Contract in a lump sum or under the payment plans described below. We reserve the right to defer determination of the withdrawal value of the Contracts, or the payment of benefits under a Variable Income Plan, until after the end of any period during which the right to redeem shares of a Portfolio is suspended, or payment of the redemption value is postponed pursuant to the provisions of the 1940 Act because of one or more of the following: (a) the NYSE is closed, except for routine closings on holidays or weekends; (b) the SEC has determined that trading on the NYSE is restricted; (c) the SEC permits suspension or postponement and so orders; (d) an emergency exists, as defined by the SEC, so that valuation of the assets of the Funds or disposal of securities they hold is not reasonably practical; or (e) such suspension or postponement is otherwise permitted by the 1940 Act.

Amount of the Death Benefit     If the Annuitant dies before the Maturity Date, the death benefit will not be less than the Contract Value next determined after we receive proof of death at our Home Office or, if later, the date on which a method of payment is elected. If we receive proof of death before the close of trading for the NYSE (typically 4:00 p.m. Eastern Time), we will determine the Contract Value using same-day pricing. If we receive proof of death on or after the close of trading on the NYSE, we will determine the Contract Value based on the value of the units in the Divisions determined at the close of the next regular trading session of the NYSE.

If the Primary Annuitant dies on or after his or her 75th birthday, the death benefit will be equal to the Contract Value (as described in the above paragraph.) If the Primary Annuitant dies before his or her 75th birthday, the death benefit, where permitted by state law, will equal the greater of the Contract Value or the amount of Purchase Payments we received, less an adjustment for every withdrawal. For each withdrawal we reduce the minimum death benefit by the percentage of the Contract Value withdrawn. There is no death benefit after Annuity Payments begin. (See “Payment Plans”.)

Guaranteed Minimum Death Benefit Examples

Set forth below are two numerical examples illustrating the effect of a withdrawal from the contract upon the minimum death benefit. The first example shows a hypothetical increase in Contract Value and a hypothetical withdrawal amount; the second shows a hypothetical decrease in Contract Value and a different hypothetical withdrawal amount:

	When Contract Value Exceeds Total Purchase Payments	When Contract Value is Less Than Total Purchase Payments
Total Purchase Payments	$50,000	$50,000
Guaranteed Minimum Death Benefit immediately before withdrawal	$50,000	$50,000
Contract Value at the time of withdrawal	$100,000	$40,000
Withdrawal Amount	$25,000	$10,000
Proportionate Adjustment for Withdrawal	($25,000/$100,000) x $50,000 = $12,500	($10,000/$40,000) x $50,000 = $12,500
Guaranteed Minimum Death Benefit immediately after the withdrawal	$50,000 – $12,500 = $37,500	$50,000 – $12,500 = $37,500

An enhanced death benefit (“EDB”) is available at extra cost. The EDB allows an Owner to “lock in” increases in Contract Value as measured on each Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by the dollar amount of subsequent Purchase Payments and proportionally reduced for subsequent withdrawals, in determining the death benefit payable. The EDB also guarantees that the death benefit payable under the Contract will never be less than Purchase Payments made under the Contract (adjusted for any withdrawals). The EDB on any Valuation Date equals the greatest of (i) the Contract value on that date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the highest Contract value on any Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract value withdrawn since that Contract anniversary. We deduct the extra cost for the EDB from the Contract Value on each Contract anniversary while the EDB is in effect. (See “Enhanced Death Benefit Charge.”) The EDB is available through issue age 65 (i.e., the application must be approved no later than six months following the Primary Annuitant’s 65th birthday) and must be elected when the Contract is issued. The EDB will remain in effect until the Maturity Date or the death of the Primary Annuitant or if you ask us to remove it from your Contract. You cannot add it to your Contract again after it has been removed.

Enhanced Death Benefit Examples

Set forth below is a numerical example demonstrating the calculation of the enhanced death benefit (assuming an initial purchase payment of $100,000 with no subsequent purchase payments and no withdrawals):

Contract Anniversary	Contract Value	Enhanced Death Benefit
First	$120,000	$120,000
Second	$130,000	$130,000
Third	$110,000	$130,000

Set forth below is an example showing the calculation of both the death benefit and the enhanced death benefit for a contract with a subsequent purchase payment and a withdrawal (for illustrative purposes, the contract values are hypothetical and no annual fees are taken into account):

Date – Activity	Contract Value	Death Benefit	Enhanced Death Benefit
1/1/2007 - $100,000 Initial Purchase Payment	$100,000 (immediately after Purchase Payment)	$100,000	$100,000
1/1/2008 - $50,000 Purchase Payment	$120,000 (immediately before Purchase Payment)	$150,000 (i.e., the sum of the two Purchase Payments)	$170,000 (i.e., the highest anniversary account value plus the $50,000 Purchase Payment)
6/1/2008 - $20,000 withdrawal	$125,000 (immediately before the withdrawal)	(1 - $20,000/$125,000) x $150,000 = $126,000 (immediately after the withdrawal)	(1 - $20,000/$125,000) x $170,000 = $142,800 (immediately after the withdrawal)

Distribution of the Death Benefit    If the Owner is the Annuitant and the Owner dies before the Maturity Date, the Beneficiary automatically becomes the new Owner and Annuitant, and the Contract continues in force unless the Owner elected a payment plan for the Beneficiary. The Beneficiary may also elect to receive the death benefit under a payment plan (See “Payment Plans”) or in a lump sum. We will pay the death benefit in a lump sum by establishing an interest-bearing account, called the Northwestern Access Fund, for beneficiaries in the amount of the death benefit, unless elected otherwise. Account information, along with a book of drafts (which will function like a checkbook), will be sent to the beneficiary, and the beneficiary will have access to funds in the account simply by writing a draft for all or part of the amount of the death benefit (or other available balance), and depositing or using the draft as desired. When the draft is paid through the bank that administers the account for us, the bank will receive the amount the beneficiary requests as a transfer from our General Account. The Northwestern Access Fund is part of our General Account. It is not a bank account, and it is not insured by the FDIC or any other government agency. As part of our General Account, the Northwestern Access Fund is backed by the financial strength of Northwestern Mutual, although it is subject to the claims of our creditors. We may make a profit on all amounts held in the Northwestern Access Fund.

In any event, the Beneficiary must take distributions from the Contract pursuant to the applicable minimum distribution requirements. (See “Minimum Distribution Requirements.”) If the Owner is not the Annuitant and the Annuitant dies before the Maturity Date, the contingent Annuitant automatically becomes the new Annuitant and the Contract continues in force. If no contingent Annuitant is named within 60 days (or whatever period that may be required under applicable state law) after we receive proof of death of the Annuitant, the death benefit becomes payable to the Owner. If the Contract continues in force, we will set the Contract Value at an amount equal to the death benefit (pursuant to the terms of your Contract, the Contract Value will remain invested in the same investment options as those at the time of the Annuitant’s death until such time as the Beneficiary elects to transfer to different investment options or to make a withdrawal). If this results in an addition to the Contract Value, we will place the additional amount in the Money Market Division and you may transfer it to the Divisions you choose or to a Guaranteed Account (transfers to a GIF 8 in this circumstance are allowed only if no funds are invested in the GIF 8 on the death of the Annuitant). (See “Transfers Between Divisions” and “Payment Plans”.)

Payment Plans (or “Income Plans”)

Generally     If you decide to begin receiving monthly Annuity Payments from your Contract, you may choose one of three Annuity Payment plans (referred to as “Income Plans”):

(1)	monthly payments for a specified period;

(2)	monthly payments for your life (assuming you are the Annuitant), and you may choose to have payments continue to your Beneficiary for the balance of ten or twenty years if you die sooner; or

(3)	monthly payments for your life and for the life of another person (usually your spouse) selected by you.

These Income Plans are available to you on a variable or fixed basis, depending on applicable state law. While no charges are assessed on fixed income plans, we will continue to assess mortality rate and expense risk charges on variable income plans. You will also continue to incur the fees and expenses of the underlying Portfolios in which you direct the assets supporting your Payment Plan be invested. The Fixed Income Plans are not described in this prospectus. If you select a Fixed Income Plan, we will cancel any Accumulation Units credited to your Contract, transfer the withdrawal value of the Contract to our General Account, and you will no longer have any interest in the Separate Account. We may make a withdrawal charge in determining the withdrawal value. (See “Withdrawal Charges.”) Your interest, if any, in our General Account would also include the value of any amounts allocated to any Guaranteed Account, plus credited interest, less any withdrawals you have made and any applicable MVA.

A Variable Income Plan means that the amount representing the actuarial liability under the Variable Income Plan will continue to be invested in one or more of the investment choices you select. Your monthly Annuity Payments will vary up or down to reflect continuing investment performance. Under a Variable Income Plan, you bear the entire investment risk, since we make no guarantees of investment return. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month. A Fixed Income Plan, on the other hand, guarantees the amount you will receive each month. For a discussion of tax considerations and limitations regarding the election of Income Plans, see “Federal Income Taxes.”

On the Maturity Date, if you have not elected a permissible Income Plan (i.e., one offered by the Company for your Contract), we will change the Maturity Date to the Contract anniversary nearest the Annuitant’s 98th birthday (if the Maturity Date is not already such date) and, upon that Maturity Date, we will pay the Contract Value in monthly payments for life under a Variable Income Plan with payments certain for ten years, using your investment choices then in effect. In addition, upon the Maturity Date, expiration of a Guaranteed Period, or when you elect a Variable Income Plan, any amounts in a Guaranteed Account will be transferred to the Money Market Portfolio unless you instruct us otherwise.

Description of Variable Income Plans     The following Variable Income Plans are available:

1. Period Certain (sometimes referred to as Installment Income for a Specified Period.) An annuity payable monthly for a specified period of 10 to 30 years during the first five Contract years and over a specified period of 5 to 30 years beginning with the sixth Contract year.

2. Single Life Income with or without Period Certain (sometimes referred to as Single Life Income with or without Certain Period.) An annuity payable monthly until the payee’s death, or until the expiration of a selected certain period, whichever is later. You may select a certain period of either 10 or 20 years, or you may choose a plan with no certain period. After the payee’s death, we will make any remaining guaranteed payments to the designated beneficiary.

3. Joint and Survivor Life Income with Period Certain (sometimes referred to as Joint and Survivor Life Income with Certain Period.) An annuity payable monthly for a certain period of 10 years and thereafter to two persons for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.

We may, subject to applicable state law, limit the election of a Variable Income Plan to one that results in an initial payment of at least $20. A Variable Income Plan will continue even if payments fall to less than $20 after the plan begins. From time to time we may establish Variable Income Plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other plans, with provisions and rates we publish for those plans.

After the effective date of a payment plan which does not involve a life contingency (i.e., Plan 1), a payee may transfer to either form of life annuity (i.e., Plans 2 or 3) at no charge. We will apply the value of the remaining payments to the new plan selected. We will determine the amount of the first annuity payment under the new plan on the basis of the particular plan selected, the annuity payment rate, and the Annuitant’s adjusted age and sex. Subsequent payments will vary to reflect changes in the value of the Annuity Units credited. We may permit other transfers between payment plans, subject to such limitations we may reasonably determine. Generally, however, we permit neither withdrawals from a payment plan involving a life contingency nor transfer to a payment plan that does not involve the same life contingency. Income plans for Beneficiaries may differ from those offered to Owners. At the written request of the Owner, we may impose restrictions on payments to beneficiaries.

Amount of Annuity Payments     We will determine the amount of the first Annuity Payment on the basis of the particular Variable Income Plan you select, the Annuity Payment rate (i.e., the stream of projected annuity payments based on an actuarial projection of the length of time annuity payments will continue as well as other factors including the assumed investment rate) and, for plans involving life contingencies, the Annuitant’s adjusted age. We will calculate the amount of the first Annuity Payment on a basis that takes into account the length of time over which we expect Annuity Payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the Variable Income Plan involves life contingencies. The first payment will be lower if the Variable Income Plan includes a longer certain period. Variable Annuity Payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to your Contract. Annuity Units represent the actuarial value of a Variable Income Plan’s interest in a Division of the Separate Account after Annuity Payments begin. Class A Accumulation Units become Class A Annuity Units and Class B Accumulation Units become Class B Annuity Units on the Maturity Date.

Assumed Investment Rate     The variable annuity rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1/2%. Variable Annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law. The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular Variable Income Plan, the amount of Annuity Payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of Annuity Payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of Annuity Payments would decrease. A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

Deductions

We will make the following deductions:

Sales Load     For the front-load Contract we deduct a sales load from all Purchase Payments we receive. The sales load compensates us for the costs we incur in selling the Contracts. We will pay any excess of distribution expenses over sales loads from our general assets. These assets may include proceeds from the charge for mortality rate and expense risks described below. We base the deduction on cumulative Purchase Payments we have received and the rates in the table below:

Cumulative Purchase Payments Paid Under the Contract	Rate
First $100,000	4.5%
Next $400,000	2.0%
Balance over $500,000	1.0%

Contract Fee     On each Contract anniversary prior to the Maturity Date, we make a deduction of $30 for administrative expenses relating to the Contracts during the prior year. We cannot increase this charge. We make the charge by reducing the number of Accumulation Units credited to the Contract. For purposes of allocating and deducting the annual Contract fee, we consider any investment in a Guaranteed Account as though it were an investment of the same amount in one of the Separate Account Divisions, except that no amount will be taken from a GIF 8 unless insufficient value exists in the GIF 1 and the Separate Account Divisions. This fee is intended only to reimburse us for our actual administrative expenses. We currently are waiving the charge if the Contract Value on the Contract anniversary is $25,000 or more.

Mortality Rate and Expense Risk Charges

Nature and Amount of the Charges     When we determine the value of Accumulation and Annuity Units, we deduct a charge for mortality rate and expense risks we have assumed. We assume, for example, the risk that Annuity Payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected. We also assume the risk that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts, including other costs such as those related to marketing and distribution. We assume these risks for the duration of the Contract. In case these costs exceed the amount of the charges we collect, the costs will be paid out of our general assets. If the amount of the charge is more than sufficient to cover the mortality and expense risk, any excess may be used for any Company purpose.

For the front-load Contract, the deduction from Accumulation Units and Annuity Units is at a current annual rate of 0.50% of the assets of the Separate Account. For the back-load Contract, the deduction for Class B Accumulation Units and Class B Annuity Units is at a current annual rate of 1.25% of the assets of the Separate Account; the deduction for Class A Accumulation Units and Class A Annuity Units is at a current annual rate of 0.50% of the assets of the Separate Account. While our Board of Trustees may increase or decrease such deductions, in no event may the deduction exceed an annual rate of 0.75% for the front-load Contract, 1.50% for the back-load Contract Class B Accumulation and Annuity Units, and 0.75% for the back-load Contract Class A Accumulation and Annuity Units.

Reduction of the Charges     For the back-load Contracts, we convert Class B Accumulation Units to Class A Accumulation Units on a Contract anniversary if the Contract Value is at least $25,000 and the Purchase Payment which paid for the Class B Accumulation Units has reached “Category Zero,” that is, its withdrawal charge rate is 0%. (See “Withdrawal Charges.”) As a result of the conversion, the mortality rate and expense risks charge is reduced from 1.25% to 0.50% on these units based on current rates. The conversion amount includes the purchase payment in Category Zero and a proportionate share of investment earnings. We allocate the conversion amount proportionately to each Division, and we adjust the number of Accumulation Units in each Division to reflect the relative values for Class A and Class B Accumulation Units on the date of the conversion. The same conversion process and a similar result applies to amounts in a Guaranteed Account. We do not convert Class A Accumulation Units back to Class B Accumulation Units even if the value of your Contract falls below $25,000. We do not convert Annuity Units from Class B to Class A.

Other Expense Risks     The value of your Contract may reflect a deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the Portfolios as described under “The Separate Account” and any applicable taxes, (i.e., any tax liability) we have paid or reserved for resulting from the maintenance or operation of a Division of the Separate Account, other than applicable premium taxes which we may deduct directly from considerations. We do not presently anticipate that we will make any deduction for federal income taxes (see “Taxation of Northwestern Mutual”), nor do we anticipate that maintenance or operation of the Separate Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Separate Account or to deduct any such tax liability in the computation of the value of such Contracts. Our right to make deductions for expenses resulting from a substitution of securities may be restricted by the 1940 Act.

Withdrawal Charges

Withdrawal Charge Rates     When not waived (as described below), we assess certain withdrawal charges if you elect to withdraw Class B Accumulation Units for cash. Such charges compensate us for expenses associated with the sales of the Contracts, including sales commissions. We base the withdrawal charge on purchase payments made according to the categories and rates in the following table:

Category	Withdrawal Charge Rate
8,7, 6	6%
5	5%
4	4%
3	3%
2	2%
1	1%
0	0%

We base the amount in each Category on cumulative Purchase Payments you have made and on the number of Contract anniversaries that have occurred since you made each Purchase Payment. The first $100,000 of total Purchase Payments paid over the life of the Contract start in Category Eight, the next $400,000 start in Category Four, and all additional Purchase Payments paid start in Category Two. As of each Contract anniversary, we move any amount in a Category to the next lower Category until the Contract anniversary on which that amount reaches Category Zero. The total withdrawal charge will be the sum of all the results calculated by multiplying the amount in each Category by the Rate for that Category. The amounts we use will be taken first from the withdrawal charge free amount; next from the Class A Accumulation Units; next from the Class B Accumulation Units in the order that produces the lowest withdrawal charge; and last from any remaining value in the Contract. However, any amounts we use to determine the charge for a partial withdrawal will not be used to determine subsequent withdrawal charges.

For example, suppose a back-load contract has an initial Purchase Payment of $400,000 and is allocated among the Division(s) of the Separate Account. The first $100,000 begins in withdrawal charge category 8 and the remaining $300,000 begins in withdrawal charge category 4. The withdrawal charge in the first year would be not more than $18,000, i.e., 4% of $300,000 plus 6% of $100,000. Suppose no further Purchase Payments and no withdrawals during the first four years. The $100,000 that was in category 8 at issue would have moved down one category each Contract anniversary such that it would move to category 4 on the fourth Contract anniversary. The $300,000 that was in category 4 at issue would move to category zero. Suppose the Contract value on the fourth anniversary was $600,000. Because 75% of the Purchase Payments ($300,000/$400,000) are moving to category zero, 75% of the Contract value ($450,000) would convert to Class A Accumulation Units and 25% ($150,000) would remain as Class B Accumulation Units. For a withdrawal occurring within the next year, the first $15,000 (10% of $150,000) would be withdrawn from Class B with no withdrawal charge. The next amount withdrawn would be the Contract value attributable to Class A Accumulation Units with no withdrawal charge. The next $100,000 withdrawn (from Class B) would be subject to a 4% withdrawal charge. The withdrawal charge for a full withdrawal would be not more than $4,000. A withdrawal charge is not assessed on any earnings.

Waiver of Withdrawal Charges     When we receive proof of death of the Primary Annuitant, we will waive withdrawal charges applicable at the date of death by moving Purchase Payments received prior to the date of death to Category Zero. We will also waive the withdrawal charge if the Primary Annuitant has a terminal illness, or is confined to a nursing home or hospital after the first Contract year, in accordance with the terms of the Contract. You may not make Purchase Payments after we are given proof of a terminal illness or confinement. We also do not assess withdrawal charges on the Maturity Date for Contracts subject to Oregon, Texas, and Utah law.

A “withdrawal charge free” amount is available under a Contract if the Contract Value is at least $10,000 on the Contract anniversary preceding the withdrawal. For each Contract year after the first one, the withdrawal charge free amount is 10% of the value of the Class B Accumulation Units on the last Contract anniversary. We will make no withdrawal charge when you select a Variable Income Plan. However, we will make the withdrawal charge if you make a withdrawal, or partial withdrawal, within five years (or whatever period that may be required under applicable state law) after the beginning of a Variable Income Plan which is not contingent on the payee’s life (i.e., Plan 1).

For Fixed Income Plans, the Contract provides for deduction of the withdrawal charge when the Income Plan is selected. By current administrative practice, we will waive the withdrawal charge upon selection of a Fixed Income Plan for a certain period of 12 years or more or any Fixed Income Plan which involves a life contingency if you select the plan after the Contract has been in force for at least one full year.

As a matter of administrative practice, which we reserve the right to change at any time in our sole discretion, we are currently waiving withdrawal charges for Required Minimum Distributions (except for withdrawals from GIF 8) when submitted on our Required Minimum Distribution Request form. For Contract Owners or Beneficiaries affected by section 201 of the Worker, Retiree, and Employer Recovery Act of 2008 (the “Act”), we will waive withdrawal charges during the 2009 calendar year for withdrawals in an amount that, but for the Act, would have been Required Minimum Distributions (except for withdrawals from GIF 8) using the RMD form described above.

Withdrawal Charges and Our Distribution Expenses     The amount of withdrawal charges we collect from the back-load Contracts as a group will depend on the volume and timing of withdrawal transactions. We are unable to determine in advance whether this amount will be greater or less than the distribution expenses we incur in connection with those Contracts, but based on the information presently available we believe it is more likely than not that distribution expenses we incur will be greater than the withdrawal charges we receive. We bear this risk for the duration of the Contracts. We will pay any excess of distribution expenses over withdrawal charges from our general assets. These assets may include proceeds from the charge for mortality rate and expense risks described above.

Special Withdrawal Charges and Rules Applicable to Guaranteed Accounts     See “The Investment Options—Fixed Options” for special withdrawal charges and rules applicable to investments in the GIF 8.

Other Charges

Enhanced Death Benefit Charge     On each Contract anniversary on which the enhanced death benefit is in effect, we deduct from the Contract Value a charge based on the amount of the enhanced death benefit on the Contract Anniversary and the age of the Annuitant when the Contract was issued. The charge is 0.10% of the amount of the enhanced death benefit for issue age 45 or less, 0.20% for issue age 46-55, and 0.40% for issue age 56-65. This charge is for the risks we assume in guaranteeing the enhanced death benefit. Except for some Contracts subject to New York law, we deduct the charge from the Divisions of the Separate Account and the Guaranteed Accounts in proportion to the amounts you have invested. (For New York front and back load Contracts issued on or after 1/16/04 and for Washington front load Contracts issued on or after 11/16/04, the charge is deducted only from the Separate Account Divisions and not from the Guaranteed Account(s).)

Premium Taxes     The Contracts provide for the deduction of applicable premium taxes, if any, from Purchase Payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes presently range from 0% to 1% of total Purchase Payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a matter of current practice, we do not deduct premium taxes from Purchase Payments received under the Contracts or from Contract benefits. However, we reserve the right to deduct premium taxes in the future.

Portfolio Expenses and Charges     The expenses borne by the Portfolios in which the assets of the Separate Account are invested are described in the attached mutual fund prospectuses.

Expedited Delivery Charge     When, at your request, we incur the expense of providing expedited delivery of your redemption request (e.g., a complete or partial withdrawal) we assess the following charges: $15 for express mail delivery (plus $2 for “signature required” service) and $15 for a wire transfer.

Prior Contracts

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (QQ Series)     During the period prior to March 31, 2000 and on or after March 31, 1995 we issued both front-load Contracts and back-load Contracts, subject to state approval. For the front-load Contracts the deduction for sales expenses is 4% on the first $100,000, 2% on the next $400,000, 1% the next $500,000, and 0.5% on purchase payments in excess of $1 million, based on total cumulative purchase payments paid under the Contract. The charge against Accumulation Units for mortality and expense risks is 0.4% of the assets of the Separate Account, which we may raise to a maximum rate of 0.75%. The charge against Annuity Units for mortality and expense risks is zero, which we may raise to a maximum rate of 0.75%. For the back-load Contracts there is a surrender charge of 8% on the first $100,000 of Purchase Payments, 4% on the next $400,000, 2% on the next $500,000, and 1% on Purchase Payments in excess of $1 million, based on total cumulative Purchase Payments paid under the Contract. The surrender charge applicable for each Purchase Payment reduces by 1% on each Contract anniversary. A “withdrawal charge free” amount is available under a Contract if the Contract Value is at least $10,000 on the Contract anniversary preceding the withdrawal. For each Contract year after the first one, the withdrawal charge free amount is 10% of the value of the Contract Value on the last Contract anniversary. The charge for mortality and expense risks for these Contracts is 1.25% of the assets of the Separate Account, which we may raise to a maximum annual rate of 1.50%. The Annual Contract fee is

$30. We currently waive the Contract fee if the Contract Value is $25,000 or more. See “Appendix A - Accumulation Unit Values” for the applicable table.

Contracts Issued After December 16, 1981 and Prior to March 31, 1995 (LL and MM Series)     For Contracts issued under applicable state law prior to March 31, 1995 and after December 16, 1981, there is no front-end sales load but there is a surrender charge of 8% on the first $25,000 of Purchase Payments, 4% on the next $75,000, and 2% on Purchase Payments in excess of $100,000, based on total cumulative Purchase Payments paid under the Contract. The surrender charge applicable for each Purchase Payment reduces by 1% on each Contract anniversary. A “withdrawal charge free” amount is available under a Contract if the Contract Value is at least $10,000 on the Contract anniversary preceding the withdrawal. For each Contract year after the first one, the withdrawal charge free amount is 10% of the value of the Contract Value on the last Contract anniversary. The charge for mortality and expense risks for those Contracts is 1.25% of the assets of the Separate Account. The annual Contract fee is the lesser of $30 or 1% of the Contract Value. We currently waive the Contract fee if the Contract Value is $25,000 or more. See “Appendix A - Accumulation Unit Values” for the applicable table.

Contracts Issued Prior to December 17, 1981 (JJ/KK Series)     For Contracts issued under applicable state law prior to December 17, 1981 there is no surrender charge, but Purchase Payments are subject to a deduction for sales expenses. The deduction is 8% on the first $5,000 received during a single Contract year as defined in the Contract, 4% on the next $20,000, 2% on the next $75,000 and 1% on the excess over $100,000. The charge for mortality and expense risks for these Contracts is 0.75% of the assets of the Separate Account, which we may raise to a maximum annual rate of 1%. There is no annual Contract fee. See “Appendix A - Accumulation Unit Values” for the applicable table.

Dividends for Contracts Issued Prior to March 31, 2000     During the year 2009 we are paying dividends on approximately 38% of the inforce variable annuity contracts we issued prior to March 31, 2000. Dividends are not guaranteed to be paid in future years. The dividend amount is volatile since it is based on the average variable Contract Value which is defined as the value of the Accumulation Units on the last Contract anniversary adjusted to reflect any transactions since that date which increased or decreased the Contract’s interest in the Account. Dividends on these variable annuities arise principally as a result of more favorable expense experience than that which we assumed in determining deductions. Such favorable experience is generated primarily by older and/or larger Contracts, which have a mortality and expense risk charge of at least 0.75%. In general, we are not paying dividends on Contracts with an average variable Contract Value of less than $25,000, and over 90% of those with a value above $25,000 will receive dividends. The expected dividend payout for the year 2009 represents about 0.62% of the average variable Contract Value for those Contracts that will receive dividends. The maximum dividend we are paying on a specific Contract is about 0.75%.

We pay any dividend for a Contract on the anniversary date of that Contract. We apply the dividend as a net purchase payment unless you elect to have the dividend paid in cash.

Federal Income Taxes

We offer the Contracts only for use under tax-qualified plans meeting the requirements of Sections 401 and 403(a) of the Code. However, in the event Contracts should be issued pursuant to HR-10 Plans, trusts or custodial accounts which at the time of issuance are not qualified under the Code, some or all of the tax benefits described herein may be lost.

Contribution Limits

Any employer, including a self-employed person, can establish a plan under Section 401(a) or 403(a) for participating employees. As a general rule, annual contributions to a defined contribution plan made by the employer and the employee cannot exceed the lesser of $49,000 or 100% of compensation or earned income up to $245,000 (dollar amounts as indexed for 2009). The employer’s deduction for contributions is limited to 25% of eligible payroll.

Salary reduction contributions made under a cash or deferred arrangement (401(k) plan) are limited to $16,500 in 2009, indexed thereafter. This annual dollar limit applies to the aggregate of all “elective deferrals” to a Roth 401(k) plan and all tax-favored plans of the employee. Employees who are age 50 or over may also make a catch up contribution of $5,500 for 2009, indexed thereafter. In addition, certain declared federal disaster relief or military service provisions may supplement this information.

Qualified plans are subject to minimum coverage, nondiscrimination and spousal consent requirements. In addition, “top heavy” rules apply if more than 60% of the present value of the cumulative accrued benefits or the aggregate of the account balances are allocated to certain highly compensated employees. Violations of the contribution limits or other requirements may disqualify the plan and/or subject the employer to taxes and penalties.

Taxation of Contract Benefits

No tax is payable as a result of any increase in the value of a Contract until benefits from the Contract are received. Benefits received as Annuity Payments will be taxable as ordinary income when received in accordance with Section 72 of the Code. As a general rule, where an employee makes nondeductible contributions to the Plan, the payee may exclude from income that portion of each Annuity Payment which represents the ratio of the employee’s “investment in the contract” to the employee’s “expected return” as defined in Section 72, until the entire “investment in the contract” is recovered. Benefits paid in a form other than Annuity Payments will be taxed as ordinary income when received except for that portion of the payment, if any, which represents a pro rata return of the employee’s “investment in the contract.” Benefits received as a “lump sum distribution” by individuals born before January 1, 1936 may be eligible for a separate tax averaging calculation. With certain limited exceptions, all benefits are subject to the tax-free rollover provisions of the Code. A 10% penalty tax may be imposed on the taxable portion of premature payments of benefits (prior to age 59-1/2 or disability) unless payments are made after the employee separates from service and payments are paid in substantially equal installments over the life or life expectancy of the employee, or are paid on account of early retirement after age 55, or unless payments are made for medical expenses in excess of 7.5% of the employee’s Adjusted Gross Income.

A loan from the Plan to an employee may be taxable as ordinary income depending on the amount and terms of the loan.

Benefit payments will be subject to mandatory 20% withholding unless the payments are rolled over directly to traditional IRA or “eligible employer plan” that accepts rollovers. An “eligible employer plan” includes a tax-qualified plan, an individual retirement arrangement, a tax-deferred annuity, or a governmental Section 457 plan. Exceptions apply if benefits are paid in substantially equal installments over the life or life expectancy of the employee (or of the employee and the employee’s beneficiary) or over a period of 10 years or more, are “required minimum distributions,” or are due to hardship.

Minimum Distribution Requirements     As a general rule, the Plan is required to make certain required minimum distributions to the employee during the employee’s life and to the employee’s beneficiary following the employee’s death. If a portion or all of the distribution is less than the required minimum distribution, a 50% penalty tax may be imposed on the person who should have received the payment for the shortfall amount. However, the Worker, Retiree, and Employer Recovery Act of 2008, enacted on December 23, 2008, provides for a temporary waiver of the minimum distribution requirement for the 2009 calendar year.

The Plan must make the first required distribution no later than the “required beginning date” and subsequent required distributions by December 31 of that year and each year thereafter. Payments must be calculated according to the Uniform Table provided in IRS regulations, which provides divisors based on the joint life expectancy of the employee and an assumed beneficiary who is ten years younger, provided, however, that where the beneficiary is the Owner’s spouse and the spouse is more than ten years younger than the Owner, distributions may be based upon their joint life expectancy instead of the Uniform Table. The required beginning date is April 1 of the calendar year following the later of the calendar year in which the employee attains age 70 1/2 or, if the employee is not a “5% owner” of the employer, the calendar year in which the employee retires.

If the employee dies before the required beginning date, the Plan must make distributions under one of two main rules: (1) the life expectancy rule, or (2) the five year rule.

(1) Life Expectancy Rule: A beneficiary may take distributions based on the beneficiary’s life or life expectancy. Generally, distributions must commence by December 31 of the year following the year of the employee’s death. (See below for exception for spouse beneficiary.)

(2) Five Year Rule: A beneficiary may elect to withdraw the entire account balance over five years, completing distribution no later than December 31 of the year containing the fifth anniversary of the employee’s death.

A nonspouse designated beneficiary may directly roll over (i.e., trustee-to-trustee transfer) the death proceeds to an inherited IRA. The nonspouse designated beneficiary is then required to take distributions pursuant to the minimum distribution requirements discussed above.

Spousal Exceptions: If the employee’s spouse elects the life expectancy rule, distributions do not need to begin until December 31 of the year following the year of the employee’s death or, if later, by the end of the year the employee would have attained age 70 1/2.

Alternatively, the spouse may roll over the Contract into an IRA owned by the spouse or to any other plan in which the spouse participates that accepts rollovers. The spouse may then defer distributions until the spouse’s own required beginning date.

If the employee dies after distributions have begun, but before the entire interest is distributed, the remaining portion of the interest must be distributed at least as rapidly as under the method of distribution permitted under IRS regulations as of the date of the employee’s death.

Taxation of Northwestern Mutual

We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Separate Account. We are currently making no charge. (See “Deductions.”)

Other Considerations

You should understand that the tax rules for annuities and qualified plans, including but not limited to Plan provisions, payments and deductions and taxation of distributions from such Plans and Trusts, as set forth in the Code and the regulations relating thereto, are complex and cannot be readily summarized. Furthermore, special rules are applicable in many situations, and prospective purchasers desiring to adopt an HR-10 pension or profit-sharing plan or trust should consult qualified tax counsel. The foregoing discussion does not address special rules applicable in many situations, rules governing Contracts issued or purchase payments made in past years, current legislative proposals or state or other law. This tax discussion is intended for the promotion of Northwestern Mutual Life products. It does not constitute legal or tax advice, and is not intended to be used and cannot be used to avoid any penalties that may be imposed on a taxpayer. Taxpayers should seek advice based on their particular circumstances from an independent tax advisor. Before you purchase a Contract, we advise you to consult qualified tax counsel.

Contract Owner Services

Automatic Dollar-Cost Averaging     The Dollar-Cost Averaging Plan is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of money (expressed in whole percentages and in amounts of at least $100) into the Divisions over a period of time by systematically and automatically transferring, on a monthly, quarterly, semi-annual, or annual basis, specified dollar amounts from the Money Market Division into the other Division(s). This allows you to potentially reduce the risk of investing most of your Purchase Payments into the Divisions at a time when prices are high. Transfers will end either when the amount in the Money Market Division is depleted or when you notify us to stop such transfers, whichever is earlier. There is no charge for the Dollar-Cost Averaging Plan. We reserve the right to modify or terminate the Dollar-Cost Averaging Plan at any time.

Dollar cost averaging does not assure a profit or protect against loss in a declining market. Carefully consider your willingness to continue payments during periods of low prices.

Systematic Withdrawal Plan     You can arrange to have regular amounts of money sent to you while your Contract is still in the accumulation phase. Our Systematic Withdrawal Plan allows you to automatically redeem Accumulation Units to generate monthly payments. The withdrawals may be taken either proportionately from each investment option or from specific investment options you designate, except that proportionate deductions are not made from a multi-year Guaranteed Account unless amounts in the other investment options are insufficient to cover the requested withdrawal. Systematic withdrawals continue until at least one of the following occurs: (1) the amount in any of the selected Portfolios or Guaranteed Accounts is depleted; (2) less than 100 Accumulation Units remain in the Contract; (3) a systematic withdrawal plan terminates; (4) when the final amount is distributed and there is no value left in the Contract (in which case the Contract will terminate); or (5) you terminate systematic withdrawals. We may deduct a withdrawal charge from any amount you withdraw in excess of your free withdrawal amount, and you may have to pay income taxes and tax penalties on amounts you receive. There is no charge for the Systematic Withdrawal Plan service. We reserve the right to modify or terminate this Systematic Withdrawal Plan at any time.

Automatic Required Minimum Distributions (“RMD”)     You can arrange for annual required minimum distributions to be sent to you automatically once you turn age 70 1/2.

Special Withdrawal Privilege     You can withdraw 10% of the Contract’s accumulation value without a surrender charge, if the Contract has at least a $10,000 balance, beginning on the first Contract anniversary.

Portfolio Rebalancing     To help you maintain your asset allocation over time, we offer a rebalancing service. This will automatically readjust your current investment option allocations, on a periodic basis (i.e., monthly, quarterly, semi-annually, or annually), back to the allocation percentages you have selected. There is no charge for this Portfolio Rebalancing feature. We reserve the right to modify or terminate this Portfolio Rebalancing feature at any time. If you transfer between underlying investment options, automatic portfolio rebalancing (“APR”) will ordinarily end and you will need to make a new APR election if you want APR to continue.

Only Contracts with accumulation values of $10,000 or more or those Contracts that have been annuitized are eligible. Portfolio rebalancing may only be used with the variable, not the fixed, investment options.

A program of regular investing cannot assure a profit or protect against loss in a declining market.

Interest Sweeps     If you select this service we will automatically sweep or transfer interest from the GIF 1 to any combination of Divisions. Interest earnings can be swept monthly, quarterly, semi-annually or annually. Transfers (which must be expressed in whole percentages) will end either on a date you specify or when the amount of interest being transferred is less than $25, whichever is earlier.

Only Contracts with $10,000 or more in the GIF 1 are eligible. (Interest sweeps are not available for amounts in the GIF 8.) The amount and timing restrictions that ordinarily apply to transfers between the GIF 1 and the investment Divisions do not apply to interest sweeps.

Owner Inquiries     Get up-to-date information about your Contract at your convenience with your Contract number and your Personal Identification Number (PIN). Call Northwestern Mutual Express toll-free at 1-800-519-4665 to review contract values and unit values, transfer among investment options, change the allocation and obtain Division performance information. You can also visit our website (www.nmfn.com) to access Fund performance information, forms for routine service, and daily unit values for Contracts you own with your User ID and password. Eligible Owners may also transfer invested assets among Divisions and change the allocation of future contributions online. For enrollment information, please contact us at 1-888-455-2232.

Additional Information

The Distributor     We sell the Contracts through our Financial Representatives who also are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS, our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. NMIS is the principal underwriter of the Contracts, and has entered into a Distribution Agreement with us.

Under the Distribution Agreement, the Company receives all sales loads and withdrawal charges, and pays NMIS an annual fee based upon NMIS’ actual expenses in the performance of the services NMIS performs under the Distribution Agreement, including all compensation payable to its registered representatives. Commissions paid to the agents on sales of the Contracts are calculated partly as a percentage of purchase payments and partly as a percentage of Contract values for each Contract year.

Northwestern Mutual variable insurance and annuity products are available exclusively through NMIS and its registered representatives and cannot be held with or transferred to an unaffiliated broker-dealer. Except in limited circumstances, NMIS registered representatives are required to offer Northwestern Mutual variable insurance and annuity products. The amount and timing of sales compensation paid by insurance companies varies. The commissions, benefits, and other sales compensation that NMIS and its registered representatives receive for the sale of a Northwestern Mutual variable insurance or annuity product might be more or less than that received for the sale of a comparable product from another company.

Because registered representatives of the Distributor are also our appointed agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits, and non-cash compensation programs that we offer, such as conferences, achievement recognition, prizes, and awards. In addition, Distributor's registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the Contracts may help registered representatives and/or their managers qualify for such benefits. Certain of the Distributor's registered representatives may receive other payments from us for the recruitment, training, and supervision of Financial Representatives, production of promotional literature, and similar services. Commissions and other incentives and payments described above are not charged directly to Owners or to the Separate Account. We intend to recoup sales expenses through fees and charges deducted under the Contract.

Terminal Illness Benefit     Withdrawal charges are waived if the Primary Annuitant is terminally ill (as defined in the Terminal Illness Benefit Rider) and has a life expectancy of 12 months or less (or whatever period that may be required under applicable state law). No withdrawal charge will be waived if the determination of terminal illness is made before the Contract was issued. No Purchase Payments may be made to the Contract once proof of terminal illness is provided to the Company.

Nursing Home Benefit     Withdrawal charges are waived after the first Contract anniversary if the Primary Annuitant’s confinement is medically necessary for at least 90 consecutive days (or whatever period that may be required under applicable state law) on a 24 hour per day basis in a licensed nursing facility or hospital (as defined in the Nursing Home Benefit Rider). No withdrawal charge will be waived if the confinement began before the Contract was issued. No Purchase Payments may be made to the Contract once proof of confinement is provided to the Company. A request for waiver of withdrawal charges must be made no later than 90 days (or whatever period that may be required under applicable state law) following the date confinement ended.

The Terminal Illness and Nursing Home Benefits are not available in Massachusetts, New Jersey, and New York.

Voting Rights     As long as the Separate Account continues to be registered as a unit investment trust under the 1940 Act, and as long as Separate Account assets of a particular Division are invested in shares of a given Portfolio, we will vote the shares of that Portfolio held in the Separate Account in accordance with instructions we receive from (i) the Owners of Accumulation Units supported by assets of that Division; and (ii) the payees receiving payments under Variable Income Plans supported by assets of that Division. Periodic reports relating to the Portfolios, proxy material, and a form (on which one can give instructions with respect to the proportion of shares of the Portfolio held in the Account corresponding to the Accumulation Units credited to his Contract, or the number of shares of the Portfolio held in the Account representing the actuarial liability under the Variable Income Plan, as the case may be) will be made available to each Owner or payee. The number of shares will increase from year to year as additional purchase payments are made by the Contract Owner; after a Variable Income Plan is in effect, the number of shares will decrease from year to year as the remaining actuarial liability declines. We will vote shares for which no instructions have been received and shares held in our General Account in the same proportion as the shares for which instructions have been received from Contract Owners and payees. Because of this proportional voting requirement, it is possible that a small number of Contract Owners and payees could determine the outcome of a particular vote.

Dividends     This Contract is eligible to share in the divisible surplus, if any, of the Company, except while payments are being made under a Variable Income Plan. Each year we determine, in our sole discretion, the amount and appropriate allocation of divisible surplus. Divisible surplus credited to your Contract is referred to as a “dividend.” There is no guaranteed method or formula for the determination or allocation of divisible surplus. The Company's approach is subject to change. There is no guarantee of a divisible surplus. Even if there is a divisible surplus, the payment of a dividend on this Contract is not guaranteed. It is not expected that any dividends will be payable on this Contract, except, possibly, on certain fixed installment plans.

We will credit dividends, if any, attributable to your Contract on the Contract anniversary. Dividends, if any, credited prior to the Maturity Date will be applied as a Net Purchase Payment on the Contract anniversary unless the Owner elects to have the dividend paid in cash. However, if the NYSE is closed on the Contract Anniversary, the amount of any dividend will be applied as of the next Valuation Date after the Contract anniversary. Dividends, if any, applied as a Net Purchase Payment will be allocated to the Divisions of the Separate Account according to the allocation of Net Premiums then in effect.

Internal Annuity Exchanges     As a matter of current practice, which we may limit or stop at any time in our discretion, we permit owners of certain fixed and variable annuity contracts that we have previously issued to exchange those contracts for front-load or back-load Contracts without paying a second charge or sales expenses. Such exchanges are not intended to be available for all owners, as they may not be in a particular owner’s best interest. We are not presently charging an administrative fee on these transactions. We permit only one such transaction in any 12-month period.

In general, amounts exchanged from a contract with a withdrawal charge to a new back-load Contract are not assessed a withdrawal charge when the exchange is effected; rather, premium payments are placed in the same withdrawal charge category under the new back-load Contract as they were before the exchange (any appreciation attributable to the premium payments is not subject to withdrawal charges). A similar rule applies to amounts exchanged from a front-load Contract to a new back-load Contract (i.e., no withdrawal charge or sales load will be charged on premium payments and any appreciation attributable thereto that are exchanged into a new back-load contract) and to amounts exchanged from a front- load Contract to a new front-load Contract (i.e., no second front-load will be charged on amounts exchanged from an existing front- load Contract to a new front-load Contract). Fixed Annuity Contracts, which are not described in this prospectus, are available in exchange for the Contracts on a comparable basis.

Legal Proceedings     Northwestern Mutual, like other life insurance companies, is ordinarily involved in litigation. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the ability of Northwestern Mutual to meet its obligations under the Contract, on the Separate Account, or on NMIS and its ability to perform its duties as underwriter for the Separate Account.

Table of Contents for Statement of Additional Information

TO: The Northwestern Mutual Life Insurance Company

Investment Products & Services Department

Room W04SE

720 East Wisconsin Avenue

Milwaukee, WI 53202

Please send a Statement of Additional Information for NML Variable Annuity Account A to:

Name _________________________________________________________________________________________________

Address _______________________________________________________________________________________________

______________________________________________________________________________________________________

City __________________________________________ State __________________________ Zip ______________________

APPENDIX A — Accumulation Unit Values

The tables on the following pages present the Accumulation Unit Values for Contracts offered by means of this prospectus as well as Contracts no longer offered for sale. The Contracts no longer offered for sale are different in certain material respects from Contracts offered currently. The values shown below for back-load version Contracts issued on or after December 17, 1981 and prior to March 31, 2000 are calculated on the same basis as those for the Class B Accumulation Units for the back-load version Contracts described in this prospectus. Accumulation Unit Values set forth below for front-load version Contracts issued on or after March 31, 2000 reflect the values of front-load version Accumulation Units as well as back-load version Class A Accumulation Units. Accumulation Unit Values set forth below for back-load version Contracts issued on or after March 31, 2000 reflect the values of back-load version Class B Accumulation Units. See “Application of Purchase Payments,” “Mortality Rate and Expense Risk Charges-Reduction of the Charges” and “Withdrawal Charges-Withdrawal Charge Rates” for additional information regarding Class A and Class B Accumulation Units under the back-load version Contracts.

Accumulation Unit Values

Contracts Issued on or After March 31, 2000

Northwestern Mutual Series Fund, Inc.

	December 31
	2008	2007	2006	2005	2004	2003	2002	2001	2000
Growth Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value		$0.983	$0.905	$0.830	$0.774	$0.730	$0.616	$0.783	$0.917
Number of Units Outstanding		356,769	644,683	357,822	270,550	182,020	140,292	65,929	30,267
Back-Load Version Class B
Accumulation Unit Value		$2.952	$2.738	$2.530	$2.378	$2.258	$1.922	$2.458	$2.902
Number of Units Outstanding		978,345	1,189,911	1,156,929	1,094,718	916,214	635,366	253,153	63,702
Focused Appreciation Division(a)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value		$2.182	$1.729	$1.657	$1.423	$1.195	—	—	—
Number of Units Outstanding		216,185	100,703	115,860	2,184	1,548	—	—	—
Back-Load Version Class B
Accumulation Unit Value		$2.107	$1.682	$1.624	$1,405	$1.189	—	—	—
Number of Units Outstanding		503,180	413,692	246,616	92,052	24,288	—	—	—
Large Cap Core Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value		$1.004	$0.925	$0.834	$0.773	$0.718	$0.582	$0.814	$0.887
Number of Units Outstanding		228,157	199,379	238,648	356,388	333,892	206,179	138,478	31,529
Back-Load Version Class B
Accumulation Unit Value		$2.495	$2.316	$2.103	$1.963	$1.838	$1.500	$2.116	$2.323
Number of Units Outstanding		502,424	519,235	500,659	476,338	419,996	244,102	124,194	15,035
Large Cap Blend Division(c)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value		$0.932	—	—	—	—	—	—	—
Number of Units Outstanding		9,422	—	—	—	—	—	—	—
Back-Load Version Class B
Accumulation Unit Value		$0.927	—	—	—	—	—	—	—
Number of Units Outstanding		77,282	—	—	—	—	—	—	—
Index 500 Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value		$1.069	$1.019	$0.886	$0.850	$0.772	$0.604	$0.779	$0.888
Number of Units Outstanding		1,301,410	1,174,670	888,831	667,647	354,476	280,800	231,431	24,617
Back-Load Version Class B
Accumulation Unit Value		$4.961	$4.765	$4.172	$4.034	$3.690	$2.909	$3.780	$4.344
Number of Units Outstanding		1,204,969	1,278,805	1,259,625	1,095,983	964,781	652,779	277,480	54,215
Large Company Value Division(c)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value		$0.937	—	—	—	—	—	—	—
Number of Units Outstanding		18,749	—	—	—	—	—	—	—
Back-Load Version Class B
Accumulation Unit Value		$0.932	—	—	—	—	—	—	—
Number of Units Outstanding		6,938	—	—	—	—	—	—	—
Domestic Equity Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value		$1.382	$1.483	$1.279	$1.189	$1.023	$0.765	$0.976	—
Number of Units Outstanding		600,804	447,001	185,387	161,426	87,247	43,864	7,834	—
Back-Load Version Class B
Accumulation Unit Value		$1.317	$1.424	$1.237	$1.159	$1.005	$0.757	$0.973	—
Number of Units Outstanding		1,634,940	1,448,514	1,023,211	828,519	621,924	417,557	8,491	—
Equity Income Division(a)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value		$1.783	$1.735	$1.464	$1.412	$1.232	—	—	—
Number of Units Outstanding		304,048	198,712	88,729	36,208	27,817	—	—	—
Back-Load Version Class B
Accumulation Unit Value		$1.722	$1.688	$1.435	$1.394	$1.226	—	—	—
Number of Units Outstanding		554,447	361,627	221,791	135,189	23,755	—	—	—
Mid Cap Growth Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value		$1.048	$0.873	$0.840	$0.795	$0.700	$0.564	$0.719	$0.902
Number of Units Outstanding		368,992	589,418	624,986	529,541	286,812	221,621	167,945	54,097
Back-Load Version Class B
Accumulation Unit Value		$6.252	$5.246	$5.087	$4.853	$4.303	$3.490	$4.487	$5.671
Number of Units Outstanding		430,815	588,484	590,868	586,290	532,473	412,378	243,477	35,017

	December 31
	2008	2007	2006	2005	2004	2003	2002	2001	2000
Index 400 Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value		$1.778	$1.656	$1.512	$1.353	$1.169	$0.870	$1.024	$1.036
Number of Units Outstanding		330,809	335,918	341,980	236,245	201,239	181,114	163,573	114,473
Back-Load Version Class B
Accumulation Unit Value		$2.111	$1.980	$1.822	$1.642	$1.430	$1.072	$1.271	$1.295
Number of Units Outstanding		1,142,148	1,293,875	1,263,137	1,243,725	1,091,656	739,736	362,161	48,800
Mid Cap Value Division(a)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value		$1.861	$1.873	$1.644	$1.567	$1.327	—	—	—
Number of Units Outstanding		109,528	31,631	16,758	25,432	9,020	—	—	—
Back-Load Version Class B
Accumulation Unit Value		$1.797	$1.823	$1.612	$1.548	$1.321	—	—	—
Number of Units Outstanding		226,389	161,435	133,731	118,475	20,575	—	—	—
Small Cap Growth Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value		$1.408	$1.292	$1.217	$1.100	$0.931	$0.703	$0.866	$0.904
Number of Units Outstanding		208,031	274,776	255,131	251,224	195,348	154,143	140,476	87,187
Back-Load Version Class B
Accumulation Unit Value		$2.873	$2.656	$2.521	$2.296	$1.957	$1.489	$1.848	$1.945
Number of Units Outstanding		787,704	901,497	883,311	807,685	732,225	522,371	284,235	69,946
Index 600 Stock Division(c)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value		$0.938	—	—	—	—	—	—	—
Number of Units Outstanding		1,046	—	—	—	—	—	—	—
Back-Load Version Class B
Accumulation Unit Value		$0.933	—	—	—	—	—	—	—
Number of Units Outstanding		22,176	—	—	—	—	—	—	—
Small Cap Value Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value		$1.941	$1.967	$1.696	$1.590	$1.283	$0.954	$1.015	—
Number of Units Outstanding		241,699	219,232	100,086	93,388	39,377	27,602	—	—
Back-Load Version Class B
Accumulation Unit Value		$1.850	$1.889	$1.641	$1.550	$1.260	$0.944	$1.012	—
Number of Units Outstanding		902,184	876,873	759,358	676,410	560,451	328,035	26,151	—
International Growth Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value		$2.098	$1.873	$1.549	$1.319	$1.091	$0.789	$0.904	—
Number of Units Outstanding		203,664	151,690	174,559	98,688	65,147	23,247	17,748	—
Back-Load Version Class B
Accumulation Unit Value		$2.000	$1.798	$1.499	$1.286	$1.071	$0.780	$0.901	—
Number of Units Outstanding		1,093,706	963,713	825,170	612,955	367,326	193,268	15,242	—
Research International Core Division(c)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value		$1.051	—	—	—	—	—	—	—
Number of Units Outstanding		279	—	—	—	—	—	—	—
Back-Load Version Class B
Accumulation Unit Value		$1.046	—	—	—	—	—	—	—
Number of Units Outstanding		19,873	—	—	—	—	—	—	—
International Equity Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value		$1.973	$1.679	$1.289	$1.162	$0.979	$0.700	$0.852	$0.996
Number of Units Outstanding		903,442	643,343	264,163	267,886	157,922	132,672	93,129	24,076
Back-Load Version Class B
Accumulation Unit Value		$4.233	$3.630	$2.808	$2.550	$2.163	$1.560	$1.912	$2.251
Number of Units Outstanding		1,367,500	1,250,676	973,212	802,426	590,403	403,029	145,688	42,413
Emerging Markets Equity Division(c)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value		$1.243	—	—	—	—	—	—	—
Number of Units Outstanding		2,434	—	—	—	—	—	—	—
Back-Load Version Class B
Accumulation Unit Value		$1.237	—	—	—	—	—	—	—
Number of Units Outstanding		34,926	—	—	—	—	—	—	—
Money Market Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value		$1.244	$1.187	$1.138	$1.110	$1.100	$1.092	$1.080	$1.044
Number of Units Outstanding		1,122,284	720,060	305,053	206,056	158,626	196,726	685	538
Back-Load Version Class B
Accumulation Unit Value		$2.993	$2.879	$2.780	$2.733	$2.728	$2.729	$2.718	$2.649
Number of Units Outstanding		722,172	597,181	502,467	391,966	423,092	513,144	179,930	22,631

	December 31
	2008	2007	2006	2005	2004	2003	2002	2001	2000
Short-Term Bond Division(c)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value		$1.027	—	—	—	—	—	—	—
Number of Units Outstanding		—	—	—	—	—	—	—	—
Back-Load Version Class B
Accumulation Unit Value		$1.022	—	—	—	—	—	—	—
Number of Units Outstanding		2,158	—	—	—	—	—	—	—
Select Bond Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value		$1.607	$1.518	$1.470	$1.446	$1.387	$1.321	$1.185	$1.079
Number of Units Outstanding		876,183	619,483	269,622	208,037	146,950	183,271	96,440	537
Back-Load Version Class B
Accumulation Unit Value		$10.657	$10.143	$9.899	$9.806	$9.480	$9.099	$8.220	$7.542
Number of Units Outstanding		449,183	381,558	325,886	244,264	193,595	106,207	26,054	4,112
Long-Term U.S. Government Bond Division(c)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value		$1.072	—	—	—	—	—	—	—
Number of Units Outstanding		—	—	—	—	—	—	—	—
Back-Load Version Class B
Accumulation Unit Value		$1.066	—	—	—	—	—	—	—
Number of Units Outstanding		2,979	—	—	—	—	—	—	—
Inflation Protection Division(c)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value		$1.065	—	—	—	—	—	—	—
Number of Units Outstanding		—	—	—	—	—	—	—	—
Back-Load Version Class B
Accumulation Unit Value		$1.059	—	—	—	—	—	—	—
Number of Units Outstanding		6,782	—	—	—	—	—	—	—
High Yield Bond Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value		$1.573	$1.544	$1.414	$1.402	$1.249	$0.973	$1.007	$0.963
Number of Units Outstanding		174,189	171,352	97,565	72,742	85,477	60,354	70,173	—
Back-Load Version Class B
Accumulation Unit Value		$2.219	$2.195	$2.024	$2.022	$1.815	$1.424	$1.485	$1.432
Number of Units Outstanding		476,845	457,375	432,727	381,731	242,003	197,186	52,097	6,687
Multi-Sector Bond Division(c)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value		$1.007	—	—	—	—	—	—	—
Number of Units Outstanding		14,247	—	—	—	—	—	—	—
Back-Load Version Class B
Accumulation Unit Value		$1.002	—	—	—	—	—	—	—
Number of Units Outstanding		8,859	—	—	—	—	—	—	—
Balanced Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value		$1.301	$1.232	$1.121	$1.087	$1.013	$0.863	$0.938	$0.973
Number of Units Outstanding		456,990	349,482	285,507	185,083	190,956	829,094	819,248	52,519
Back-Load Version Class B
Accumulation Unit Value		$9.299	$8.871	$8.135	$7.951	$7.462	$6.403	$7.012	$7.332
Number of Units Outstanding		722,381	777,148	712,819	626,327	482,869	328,924	142,572	46,538
Asset Allocation Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value		$1.453	$1.335	$1.220	$1.146	$1.047	$0.872	$0.977	—
Number of Units Outstanding		556,673	531,909	750,064	700,184	172,338	131,164	214	—
Back-Load Version Class B
Accumulation Unit Value		$1.385	$1.282	$1.181	$1.117	$1.028	$0.863	$0.974	—
Number of Units Outstanding		1,114,922	1,120,040	1,148,284	909,258	508,034	250,892	35,277	—

(a)	The initial investment was made on May 1, 2003.
(b)	The initial investment was made on July 31, 2001.
(c)	The initial investment was made on April 30, 2007.

Accumulation Unit Values

Contracts Issued on or After March 31, 2000 (continued)

Fidelity® Variable Insurance Products

	December 31
	2008	2007	2006	2005	2004	2003
VIP Mid Cap Division(a)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value		$2.621	$2.284	$2.042	$1.739	$1.402
Number of Units Outstanding		242,508	366,883	274,509	99,545	18,023
Back-Load Version Class B
Accumulation Unit Value		$2.531	$2.222	$2.002	$1.717	$1.395
Number of Units Outstanding		704,623	625,825	411,418	279,678	41,856
VIP Contrafund® Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value		$1.114	—	—	—	—
Number of Units Outstanding		2,880	—	—	—	—
Back-Load Version Class B
Accumulation Unit Value		$1.109	—	—	—	—
Number of Units Outstanding		44,638	—	—	—	—

(a)	The initial investment was made on May 1, 2003.
(b)	The initial investment was made on April 30, 2007.

Neuberger Berman Advisers Management Trust

	December 31
	2008	2007
Socially Responsive Portfolio(a)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value		$1.015
Number of Units Outstanding		—
Back-Load Version Class B
Accumulation Unit Value		$1.010
Number of Units Outstanding		919

(a)	The initial investment was made on April 30, 2007.

Accumulation Unit Values

Contracts Issued on or After March 31, 2000 (continued)

Russell Investment Funds

	December 31
	2008	2007	2006	2005	2004	2003	2002	2001	2000
Multi-Style Equity Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value		$1.058	$0.963	$0.859	$0.804	$0.736	$0.574	$0.751	$0.880
Number of Units Outstanding		671,077	707,572	559,268	370,386	96,820	71,907	76,893	1,678
Back-Load Version Class B
Accumulation Unit Value		$1.054	$0.967	$0.869	$0.820	$0.756	$0.594	$0.783	$0.925
Number of Units Outstanding		1,226,575	1,063,385	811,148	803,974	628,706	403,060	137,024	17,408
Aggressive Equity Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value		$1.498	$1.455	$1.274	$1.204	$1.055	$0.728	$0.904	$0.930
Number of Units Outstanding		170,868	180,847	135,543	86,107	51,618	52,113	47,887	17,481
Back-Load Version Class B
Accumulation Unit Value		$1.648	$1.614	$1.423	$1.355	$1.196	$0.832	$1.040	$1.079
Number of Units Outstanding		487,103	399,228	360,706	297,297	261,138	225,999	64,083	18,584
Real Estate Securities Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value		$3.204	$3.828	$2.832	$2.519	$1.877	$1.375	$1.331	$1.241
Number of Units Outstanding		267,101	243,361	187,229	138,421	75,092	46,321	34,590	60,731
Back-Load Version Class B
Accumulation Unit Value		$2.832	$3.408	$2.541	$2.277	$1.710	$1.262	$1.231	$1.156
Number of Units Outstanding		983,550	1,017,464	947,425	766,749	633,527	279,844	69,117	5,538
Non-U.S. Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value		$1.381	$1.261	$1.025	$0.906	$0.770	$0.557	$0.660	$0.851
Number of Units Outstanding		468,955	414,050	257,944	247,779	113,262	93,640	92,068	11,781
Back-Load Version Class B
Accumulation Unit Value		$1.618	$1.488	$1.219	$1.085	$0.929	$0.678	$0.809	$1.050
Number of Units Outstanding		776,530	715,819	539,802	466,440	363,799	257,545	113,607	30,216
Core Bond Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value		$1.529	$1.433	$1.389	$1.368	$1.314	$1.244	$1.149	$1.075
Number of Units Outstanding		470,510	211,163	150,386	113,573	47,364	42,428	37,551	—
Back-Load Version Class B
Accumulation Unit Value		$1.442	$1.362	$1.329	$1.319	$1.277	$1.218	$1.133	$1.068
Number of Units Outstanding		811,314	716,713	556,407	448,227	321,043	172,978	88,555	12,988

Russell Investment Funds LifePoints® Variable Target Portfolio Series

	December 31
	2008	2007
Moderate Strategy Division(a)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value		$1.032
Number of Units Outstanding		276,569
Back-Load Version Class B
Accumulation Unit Value		$1.027
Number of Units Outstanding		42,213
Balanced Strategy Division(a)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value		$1.024
Number of Units Outstanding		474,243
Back-Load Version Class B
Accumulation Unit Value		$1.019
Number of Units Outstanding		58,851
Growth Strategy Division(a)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value		$1.018
Number of Units Outstanding		—
Back-Load Version Class B
Accumulation Unit Value		$1.013
Number of Units Outstanding		24,015
Equity Growth Strategy Securities(a)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value		$1.009
Number of Units Outstanding		387,536

	December 31
	2008	2007
Back-Load Version Class B
Accumulation Unit Value		$1.004
Number of Units Outstanding		474,270
(a)	The initial investment was made on April 30, 2007.

Accumulation Unit Values

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000

Northwestern Mutual Series Fund, Inc.

	December 31
	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
Growth Stock Division
Front-Load Version
Accumulation Unit Value		$3.039	$2.794	$2.560	$2.387	$2.246	$1.896	$2.405	$2.815	$2.898	$2.375
Number of Units Outstanding		258,201	297,551	375,836	449,127	463,622	591,193	676,797	688,920	613,097	447,934
Back-Load Version
Accumulation Unit Value		$2.952	$2.738	$2.530	$2.378	$2.258	$1.922	$2.458	$2.902	$3.013	$2.491
Number of Units Outstanding		1,788,240	2,197,453	2,540,777	2,850,035	3,288,313	3,628,997	3,785,644	3,697,631	3,381,484	2,761,432
Focused Appreciation Division(a)
Front-Load Version
Accumulation Unit Value		$2.192	$1.735	$1.661	$1.425	$1.196	—	—	—	—	—
Number of Units Outstanding		107,722	94,620	107,315	31,432	29,179	—	—	—	—	—
Back-Load Version
Accumulation Unit Value		$2.107	$1.682	$1.624	$1.405	$1.189	—	—	—	—	—
Number of Units Outstanding		564,089	467,835	388,174	130,574	54,620	—	—	—	—	—
Large Cap Core Stock Division
Front-Load Version
Accumulation Unit Value		$2.568	$2.363	$2.128	$1.970	$1.828	$1.480	$2.069	$2.253	$2.431	$2.271
Number of Units Outstanding		174,194	197,588	211,301	219,213	382,281	640,796	656,757	721,964	757,434	736,836
Back-Load Version
Accumulation Unit Value		$2.495	$2.316	$2.103	$1.963	$1.838	$1.500	$2.116	$2.323	$2.528	$2.382
Number of Units Outstanding		1,241,893	1,519,985	1,865,965	2,043,826	2,305,722	2,625,047	2,909,890	3,046,744	3,306,924	3,046,517
Large Cap Blend Division(d)
Front-Load Version
Accumulation Unit Value		$0.932	—	—	—	—	—	—	—	—	—
Number of Units Outstanding		5,275	—	—	—	—	—	—	—	—	—
Back-Load Version
Accumulation Unit Value		$0.927	—	—	—	—	—	—	—	—	—
Number of Units Outstanding		27,758	—	—	—	—	—	—	—	—	—
Index 500 Stock Division
Front-Load Version
Accumulation Unit Value		$3.445	$3.281	$2.849	$2.731	$2.477	$1.936	$2.495	$2.843	$3.128	$2.597
Number of Units Outstanding		495,660	581,396	667,259	765,978	986,942	1,084,346	1,233,599	1,267,405	1,247,611	1,057,935
Back-Load Version
Accumulation Unit Value		$4.961	$4.765	$4.172	$4.034	$3.690	$2.909	$3.780	$4.344	$4.820	$4.037
Number of Units Outstanding		2,326,227	2,709,806	3,240,680	3,714,145	4,073,503	4,606,154	5,050,604	5,436,581	5,417,756	4,504,322
Large Company Value Division(d)
Front-Load Version
Accumulation Unit Value		$0.938	—	—	—	—	—	—	—	—	—
Number of Units Outstanding		—	—	—	—	—	—	—	—	—	—
Back-Load Version
Accumulation Unit Value		$0.932	—	—	—	—	—	—	—	—	—
Number of Units Outstanding		18,578	—	—	—	—	—	—	—	—	—
Domestic Equity Division(b)
Front-Load Version
Accumulation Unit Value		$1.391	$1.491	$1.284	$1.193	$1.025	$0.766	$0.976	—	—	—
Number of Units Outstanding		483,963	596,952	544,910	387,237	261,445	37,281	6,557	—	—	—
Back-Load Version
Accumulation Unit Value		$1.317	$1.424	$1.237	$1.159	$1.005	$0.757	$0.973	—	—	—
Number of Units Outstanding		1,113,965	965,124	734,120	786,823	721,815	409,076	71,346	—	—	—
Equity Income Division(a)
Front-Load Version
Accumulation Unit Value		$1.791	$1.742	$1.468	$1.414	$1.233	—	—	—	—	—
Number of Units Outstanding		190,281	118,491	123,176	59,772	4,865	—	—	—	—	—
Back-Load Version
Accumulation Unit Value		$1.722	$1.688	$1.435	$1.394	$1.226	—	—	—	—	—
Number of Units Outstanding		801,143	661,385	310,620	156,017	82,555	—	—	—	—	—
Mid Cap Growth Stock Division
Front-Load Version
Accumulation Unit Value		$3.294	$2.740	$2.635	$2.492	$2.191	$1.764	$2.247	$2.815	$2.662	$1.859
Number of Units Outstanding		484,951	521,049	629,909	721,162	1,132,329	1,184,231	1,271,253	1,322,419	1,185,824	1,195,051
Back-Load Version
Accumulation Unit Value		$6.252	$5.246	$5.087	$4.853	$4.303	$3.494	$4.487	$5.671	$5.408	$3.808
Number of Units Outstanding		1,619,830	1,922,313	2,386,417	2,683,165	2,990,627	3,455,437	3,733,407	3,831,806	3,585,337	3,703,653

	December 31
	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
Index 400 Stock Division(c)
Front-Load Version
Accumulation Unit Value		$2.272	$2.113	$1.928	$1.723	$1.488	$1.106	$1.300	$1.314	$1.125	—
Number of Units Outstanding		246,501	308,186	347,154	357,716	403,996	343,626	252,810	226,675	162,971	—
Back-Load Version
Accumulation Unit Value		$2.111	$1.980	$1.822	$1.642	$1.430	$1.072	$1.271	$1.295	$1.119	—
Number of Units Outstanding		1,237,408	1,476,442	1,838,947	1,969,606	1,954,933	2,052,327	1,705,515	1,069,393	388,194	—
Mid Cap Value Division(a)
Front-Load Version
Accumulation Unit Value		$1.869	$1.880	$1.649	$1.570	$1.328	—	—	—	—	—
Number of Units Outstanding		90,913	94,172	100,632	61,286	31,665	—	—	—	—	—
Back-Load Version
Accumulation Unit Value		$1.797	$1.823	$1.612	$1.548	$1.321	—	—	—	—	—
Number of Units Outstanding		253,137	218,661	141,926	105,699	64,351	—	—	—	—	—
Small Cap Growth Stock Division(c)
Front-Load Version
Accumulation Unit Value		$3.093	$2.835	$2.668	$2.409	$2.036	$1.536	$1.891	$1.973	$1.856	—
Number of Units Outstanding		178,283	208,961	306,248	325,787	313,793	323,202	323,801	321,211	149,996	—
Back-Load Version
Accumulation Unit Value		$2.873	$2.656	$2.521	$2.296	$1.957	$1.489	$1.849	$1.945	$1.846	—
Number of Units Outstanding		1,002,782	1,207,076	1,616,794	1,712,972	1,912,991	1,964,695	1,808,968	1,675,122	481,140	—
Index 600 Stock Division(d)
Front-Load Version
Accumulation Unit Value		$0.938	—	—	—	—	—	—	—	—	—
Number of Units Outstanding		3,974	—	—	—	—	—	—	—	—	—
Back-Load Version
Accumulation Unit Value		$0.933	—	—	—	—	—	—	—	—	—
Number of Units Outstanding		23,653	—	—	—	—	—	—	—	—	—
Small Cap Value Division(b)
Front-Load Version
Accumulation Unit Value		$1.954	$1.978	$1.704	$1.596	$1.286	$0.955	$1.016	—	—	—
Number of Units Outstanding		182,837	240,736	242,300	377,638	300,490	271,539	96,359	—	—	—
Back-Load Version
Accumulation Unit Value		$1.850	$1.889	$1.641	$1.550	$1.260	$0.944	$1.012	—	—	—
Number of Units Outstanding		736,117	756,172	786,959	859,969	828,422	591,330	150,722	—	—	—
International Growth Division(b)
Front-Load Version
Accumulation Unit Value		$2.112	$1.883	$1.556	$1.324	$1.093	$0.790	$0.904	—	—	—
Number of Units Outstanding		473,218	404,509	334,294	282,589	220,946	6,636	7,622	—	—	—
Back-Load Version
Accumulation Unit Value		$2.000	$1.798	$1.499	$1.286	$1.071	$0.780	$0.901	—	—	—
Number of Units Outstanding		886,596	809,125	662,294	534,123	366,526	213,927	31,105	—	—	—
Research International Core Division
Front-Load Version
Accumulation Unit Value		$1.052	—	—	—	—	—	—	—	—	—
Number of Units Outstanding		18,131	—	—	—	—	—	—	—	—	—
Back-Load Version
Accumulation Unit Value		$1.046	—	—	—	—	—	—	—	—	—
Number of Units Outstanding		19,272	—	—	—	—	—	—	—	—	—
International Equity Division
Front-Load Version
Accumulation Unit Value		$3.872	$3.293	$2.526	$2.274	$1.913	$1.368	$1.663	$1.941	$1.964	$1.605
Number of Units Outstanding		528,681	584,530	625,257	599,018	719,361	869,881	869,838	950,116	727,940	669,024
Back-Load Version
Accumulation Unit Value		$4.233	$3.630	$2.808	$2.550	$2.163	$1.560	$1.912	$2.251	$2.298	$1.893
Number of Units Outstanding		2,240,776	2,428,324	2,465,741	2,558,418	2,621,628	2,869,713	3,193,593	3,242,296	3,063,127	3,028,502
Emerging Markets Equity Division(d)
Front-Load Version
Accumulation Unit Value		$1.244	—	—	—	—	—	—	—	—	—
Number of Units Outstanding		52,882	—	—	—	—	—	—	—	—	—
Back-Load Version
Accumulation Unit Value		$1.237	—	—	—	—	—	—	—	—	—
Number of Units Outstanding		185,537	—	—	—	—	—	—	—	—	—
Money Market Division
Front-Load Version
Accumulation Unit Value		$1.599	$1.525	$1.460	$1.423	$1.409	$1.397	$1.380	$1.333	$1.259	$1.203
Number of Units Outstanding		429,183	390,291	413,892	552,424	1,137,243	1,307,625	2,064,209	1,852,761	1,980,615	1,564,597
Back-Load Version
Accumulation Unit Value		$2.993	$2.879	$2.780	$2.733	$2.728	$3.729	$2.718	$2.649	$2.523	$2.431
Number of Units Outstanding		900,007	830,876	1,101,550	1,036,337	1,380,081	1,723,587	1,759,212	1,397,046	1,892,502	1,515,128

	December 31
	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
Short-Term Bond Division(d)
Front-Load Version
Accumulation Unit Value		$1.028	—	—	—	—	—	—	—	—	—
Number of Units Outstanding		—	—	—	—	—	—	—	—	—	—
Back-Load Version
Accumulation Unit Value		$1.022	—	—	—	—	—	—	—	—	—
Number of Units Outstanding		—	—	—	—	—	—	—	—	—	—
Select Bond Division
Front-Load Version
Accumulation Unit Value		$2.191	$2.068	$2.001	$1.966	$1.884	$1.793	$1.606	$1.461	$1.331	$1.350
Number of Units Outstanding		771,646	679,694	767,520	757,710	666,819	481,900	300,899	352,753	214,565	159,609
Back-Load Version
Accumulation Unit Value		$10.657	$10.143	$9.899	$9.806	$9.480	$9.099	$8.220	$7.542	$6.929	$7.088
Number of Units Outstanding		434,167	432,028	471,743	456,426	567,298	605,002	437,418	353,449	364,139	368,314
Long-Term U.S. Government Bond Division(d)
Front-Load Version
Accumulation Unit Value		$1.073	—	—	—	—	—	—	—	—	—
Number of Units Outstanding		72,538	—	—	—	—	—	—	—	—	—
Back-Load Version
Accumulation Unit Value		$1.066	—	—	—	—	—	—	—	—	—
Number of Units Outstanding		31,444	—	—	—	—	—	—	—	—	—
Inflation Protection Division(d)
Front-Load Version
Accumulation Unit Value		$1.065	—	—	—	—	—	—	—	—	—
Number of Units Outstanding		—	—	—	—	—	—	—	—	—	—
Back-Load Version
Accumulation Unit Value		$1.059	—	—	—	—	—	—	—	—	—
Number of Units Outstanding		19,297	—	—	—	—	—	—	—	—	—
High Yield Bond Division
Front-Load Version
Accumulation Unit Value		$2.317	$2.273	$2.079	$2.058	$1.833	$1.426	$1.474	$1.409	$1.483	$1.496
Number of Units Outstanding		159,678	186,172	205,135	183,314	194,059	138,321	211,360	278,582	380,690	400,132
Back-Load Version
Accumulation Unit Value		$2.219	$2.195	$2.024	$2.022	$1.815	$1.424	$1.485	$1.432	$1.520	$1.546
Number of Units Outstanding		495,767	623,538	685,392	851,719	920,329	1,056,405	1,072,933	1,154,997	1,174,446	1,400,604
Multi-Sector Bond Division(d)
Front-Load Version
Accumulation Unit Value		$1.008	—	—	—	—	—	—	—	—	—
Number of Units Outstanding		24,575	—	—	—	—	—	—	—	—	—
Back-Load Version
Accumulation Unit Value		$1.002	—	—	—	—	—	—	—	—	—
Number of Units Outstanding		21,894	—	—	—	—	—	—	—	—	—
Balanced Division
Front-Load Version
Accumulation Unit Value		$2.834	$2.681	$2.438	$2.362	$2.198	$1.871	$2.031	$2.106	$2.118	$1.912
Number of Units Outstanding		817,461	874,230	919,166	1,092,299	1,181,360	1,610,300	1,745,366	1,936,777	1,800,477	1,768,955
Back-Load Version
Accumulation Unit Value		$9.299	$8.871	$8.135	$7.951	$7.462	$6.403	$7.012	$7.332	$7.436	$6.771
Number of Units Outstanding		1,388,634	1,582,762	1,945,719	2,169,747	2,316,414	2,543,983	2,779,445	2,907,554	2,897,246	2,565,265
Asset Allocation Division(b)
Front-Load Version
Accumulation Unit Value		$1.462	$1.342	$1.226	$1.150	$1.050	$0.874	$0.977	—	—	—
Number of Units Outstanding		798,188	833,448	826,027	753,617	691,665	106,556	82,933	—	—	—
Back-Load Version
Accumulation Unit Value		$1.385	$1.282	$1.181	$1.117	$1.028	$0.863	$0.974	—	—	—
Number of Units Outstanding		1,143,549	1,271,619	1,280,931	1,073,076	863,689	584,078	214,820	—	—	—

(a)	The initial investment was made on May 1, 2003.
(b)	The initial investment was made on July 31, 2001.
(c)	The initial investment was made on April 30, 1999.
(d)	The initial investment was made on April 30, 2007.

Accumulation Unit Values

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (continued)

Fidelity® Variable Insurance Products

	December 31
	2008	2007	2006	2005	2004	2003
VIP Mid Cap Division(a)
Front-Load Version
Accumulation Unit Value		$2.633	$2.292	$2.047	$1.742	$1.403
Number of Units Outstanding		155,880	115,846	82,856	48,968	10,196
Back-Load Version
Accumulation Unit Value		$2.531	$2.222	$2.002	$1.717	$1.395
Number of Units Outstanding		704,476	688,179	561,806	344,943	159,527
VIP Contrafund® Division(b)
Front-Load Version
Accumulation Unit Value		$1.115	—	—	—	—
Number of Units Outstanding		133,716	—	—	—	—
Back-Load Version
Accumulation Unit Value		$1.109	—	—	—	—
Number of Units Outstanding		170,707	—	—	—	—

(a)	The initial investment was made on May 1, 2003.
(b)	The initial investment was made on April 30, 2007.

Neuberger Berman Advisers Management Trust

	December 31
	2008	2007
Socially Responsive Portfolio(a)
Front-Load Version
Accumulation Unit Value		$1.016
Number of Units Outstanding		9,167
Back-Load Version
Accumulation Unit Value		$1.010
Number of Units Outstanding		5,877
(a)	The initial investment was made on April 30, 2007.

Accumulation Unit Values

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (continued)

Russell Investment Funds

	December 31
	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
Multi-Style Equity Division(a)
Front-Load Version
Accumulation Unit Value		$1.135	$1.032	$0.919	$0.860	$0.787	$0.613	$0.801	$0.938	$1.073
Number of Units Outstanding		275,457	257,537	227,021	515,940	414,304	634,152	609,184	653,396	321,514
Back-Load Version
Accumulation Unit Value		$1.054	$0.967	$0.869	$0.820	$0.756	$0.594	$0.783	$0.925	$1.067
Number of Units Outstanding		1,546,116	1,387,060	1,775,988	1,743,065	1,595,972	1,405,479	1,504,874	1,250,824	535,268
Aggressive Equity Division(a)
Front-Load Version
Accumulation Unit Value		$1.774	$1.722	$1.506	$1.422	$1.244	$0.858	$1.064	$1.094	$1.106
Number of Units Outstanding		263,895	253,527	221,954	215,733	102,435	280,732	278,349	205,450	87,678
Back-Load Version
Accumulation Unit Value		$1.648	$1.614	$1.423	$1.355	$1.196	$0.832	$1.040	$1.079	$1.100
Number of Units Outstanding		523,693	765,071	857,407	906,388	660,590	713,748	684,944	558,206	182,385
Real Estate Securities Division(a)
Front-Load Version
Accumulation Unit Value		$3.048	$3.637	$2.688	$2.389	$1.779	$1.302	$1.259	$1.172	$0.925
Number of Units Outstanding		281,203	278,291	289,637	410,965	257,339	153,383	96,859	73,595	19,288
Back-Load Version
Accumulation Unit Value		$2.832	$3.408	$2.541	$2.277	$1.710	$1.262	$1.231	$1.156	$0.920
Number of Units Outstanding		720,970	760,450	770,702	792,241	648,772	655,717	394,800	324,453	88,176
Non-U.S. Division(a)
Front-Load Version
Accumulation Unit Value		$1.741	$1.588	$1.289	$1.139	$0.966	$0.699	$0.827	$1.065	$1.250
Number of Units Outstanding		323,773	304,284	374,899	427,270	270,681	255,502	253,873	239,460	81,105
Back-Load Version
Accumulation Unit Value		$1.618	$1.488	$1.219	$1.085	$0.929	$0.678	$0.809	$1.050	$1.243
Number of Units Outstanding		1,185,199	1,157,686	1,176,995	1,141,462	944,227	817,566	820,128	734,746	205,407
Core Bond Division(a)
Front-Load Version
Accumulation Unit Value		$1.552	$1.453	$1.407	$1.384	$1.328	$1.256	$1.159	$1.083	$0.983
Number of Units Outstanding		279,089	206,600	224,834	280,195	183,062	66,294	20,992	35,410	26,817
Back-Load Version
Accumulation Unit Value		$1.442	$1.362	$1.329	$1.319	$1.277	$1.218	$1.133	$1.068	$0.983
Number of Units Outstanding		833,686	778,623	766,096	676,121	588,459	598,546	366,778	310,796	93,910

(a)	The initial investment was made on April 30, 1999.

Accumulation Unit Values

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (continued)

Russell Investment Funds LifePoints® Variable Target Portfolio Series

	December 31
	2008	2007
Moderate Strategy Division(a)
Front-Load Version
Accumulation Unit Value		$1.033
Number of Units Outstanding		—
Back-Load Version
Accumulation Unit Value		$1.027
Number of Units Outstanding		5,090
Balanced Strategy Division(a)
Front-Load Version
Accumulation Unit Value		$1.024
Number of Units Outstanding		12,326
Back-Load Version
Accumulation Unit Value		$1.019
Number of Units Outstanding		—
Growth Strategy Division(a)
Front-Load Version
Accumulation Unit Value		$1.018
Number of Units Outstanding		—
Back-Load Version
Accumulation Unit Value		$1.013
Number of Units Outstanding		136,388
Equity Growth Strategy Securities(a)
Front-Load Version
Accumulation Unit Value		$1.010
Number of Units Outstanding		—
Back-Load Version
Accumulation Unit Value		$1.004
Number of Units Outstanding		42,234
(a)	The initial investment was made on April 30, 2007.

Accumulation Unit Values

Contracts Issued After December 16, 1981 and Prior to March 31, 1995

Northwestern Mutual Series Fund, Inc.

	December 31
	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
Growth Stock Division
Accumulation Unit Value		$2.952	$2.738	$2.530	$2.378	$2.258	$1.922	$2.458	$2.902	$3.013
Number of Units Outstanding		2,986,897	3,628,987	4,339,362	4,808,629	5,807,255	6,983,115	8,243,061	8,296,584	8,576,102
Focused Appreciation Division(a)
Accumulation Unit Value		$2.107	$1.682	$1.624	$1.405	$1.189	—	—	—	—
Number of Units Outstanding		1,804,793	1,440,489	879,060	428,120	44,381	—	—	—	—
Large Cap Core Stock Division
Accumulation Unit Value		$2.495	$2.316	$2.103	$1.963	$1.838	$1.500	$2.116	$2.323	$2.528
Number of Units Outstanding		2,799,906	3,468,959	3,701,552	3,976,283	4,939,695	5,159,778	6,685,128	6,946,403	9,502,862
Large Cap Blend Division(d)
Accumulation Unit Value		$0.927	—	—	—	—	—	—	—	—
Number of Units Outstanding		321,659	—	—	—	—	—	—	—	—
Index 500 Stock Division
Accumulation Unit Value		$4.961	$4.765	$4.172	$4.034	$3.690	$2.909	$3.780	$4.344	$4.820
Number of Units Outstanding		6,360,835	7,699,806	8,703,603	10,241,868	11,697,800	12,907,973	15,617,447	17,587,215	20,900,522
Large Company Value Division(d)
Accumulation Unit Value		$0.932	—	—	—	—	—	—	—	—
Number of Units Outstanding		37,202	—	—	—	—	—	—	—	—
Small Cap Growth Stock Division(c)
Accumulation Unit Value		$2.873	$2.656	$2.521	$2.296	$1.957	$1.489	$1.848	$1.945	$1.846
Number of Units Outstanding		2,370,453	2,789,346	3,183,283	3,802,743	6,049,397	6,573,433	5,700,137	5,885,472	1,898,627
Small Cap Value Division(b)
Accumulation Unit Value		$1.850	$1.889	$1.641	$1.550	$1.260	$0.944	$1.012	—	—
Number of Units Outstanding		2,099,646	3,084,223	3,124,872	2,570,619	1,655,510	1,400,917	292,730	—	—
Mid Cap Growth Stock Division
Accumulation Unit Value		$6.252	$5.246	$5.087	$4.853	$4.303	$3.494	$4.487	$5.671	$5.408
Number of Units Outstanding		4,228,658	5,108,883	5,830,748	7,205,865	8,811,416	10,044,566	12,273,215	13,812,637	14,666,263
International Growth Division(b)
Accumulation Unit Value		$2.000	$1.798	$1.499	$1.286	$1.071	$0.780	$0.901	—	—
Number of Units Outstanding		2,862,932	2,275,158	1,933,244	1,318,658	1,024,184	317,059	90,942	—	—
International Equity Division
Accumulation Unit Value		$4.233	$3.630	$2.808	$2.550	$2.163	$1.560	$1.912	$2.251	$2.298
Number of Units Outstanding		7,835,674	8,108,615	8,516,180	9,136,339	9,085,154	9,896,145	11,504,361	13,283,821	15,307,814
Mid Cap Value Division(a)
Accumulation Unit Value		$1.797	$1.823	$1.612	$1.548	$1.321	—	—	—	—
Number of Units Outstanding		982,107	636,017	489,920	445,044	203,328	—	—	—	—
Index 400 Stock Division(c)
Accumulation Unit Value		$2.111	$1.980	$1.822	$1.642	$1.430	$1.072	$1.271	$1.295	$1.119
Number of Units Outstanding		2,802,048	3,216,701	3,470,887	3,631,132	3,985,259	4,142,561	4,224,763	3,499,606	1,241,398
Domestic Equity Division(b)
Accumulation Unit Value		$1.317	$1.424	$1.237	$1.159	$1.005	$0.757	$0.973	—	—
Number of Units Outstanding		3,720,813	3,615,706	3,242,301	2,469,092	1,523,994	1,190,032	193,492	—	—
Equity Income Division(a)
Accumulation Unit Value		$1.722	$1.688	$1.435	$1.394	$1.226	—	—	—	—
Number of Units Outstanding		2,614,230	1,955,653	1,289,189	778,037	243,612	—	—	—	—

(a)	The initial investment was made on May 1, 2003.
(b)	The initial investment was made on July 31, 2001.
(c)	The initial investment was made on April 30, 1999.

Accumulation Unit Values

Contracts Issued After December 16, 1981 and Prior to March 31, 1995

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
Asset Allocation Division(b)
Accumulation Unit Value		$1.385	$1.282	$1.181	$1.117	$1.028	$0.863	$0.974	—	—
Number of Units Outstanding		3,994,179	4,206,137	4,478,802	2,883,707	2,383,456	2,124,071	476,776	—	—
Balanced Division
Accumulation Unit Value		$9.299	$8.871	$8.135	$7.951	$7.462	$6.403	$7.012	$7.332	$7.436
Number of Units Outstanding		12,570,965	14,200,844	15,486,209	17,992,808	20,609,955	22,432,975	26,333,221	29,328,998	35,440,432
High Yield Bond Division
Accumulation Unit Value		$2.219	$2.195	$2.024	$2.022	$1.815	$1.424	$1.485	$1.432	$1.520
Number of Units Outstanding		1,445,485	1,328,980	1,426,820	1,494,679	1,456,470	1,461,027	1,881,347	2,029,262	2,904,325
Select Bond Division
Accumulation Unit Value		$10.657	$10.143	$9.899	$9.806	$9.480	$9.099	$8.220	$7.542	$6.929
Number of Units Outstanding		1,565,817	1,451,663	1,459,710	1,409,107	1,588,438	1,840,193	1,651,248	1,634,871	1,914,749
Money Market Division
Accumulation Unit Value		$2.993	$2.879	$2.780	$2.733	$2.728	$2.729	$2.718	$2.649	$2.523
Number of Units Outstanding		4,296,092	3,699,893	2,798,732	3,143,984	3,704,294	6,073,048	6,009,918	6,248,637	7,329,873
Index 600 Stock Division(d)
Accumulation Unit Value		$0.933	—	—	—	—	—	—	—	—
Number of Units Outstanding		48,150	—	—	—	—	—	—	—	—
Research International Core Division(d)
Accumulation Unit Value		$1.046	—	—	—	—	—	—	—	—
Number of Units Outstanding		485,200	—	—	—	—	—	—	—	—
Emerging Markets Equity Division(d)
Accumulation Unit Value		$1.237	—	—	—	—	—	—	—	—
Number of Units Outstanding		624,238	—	—	—	—	—	—	—	—
Short-Term Bond Division(d)
Accumulation Unit Value		$1.022	—	—	—	—	—	—	—	—
Number of Units Outstanding		43,288	—	—	—	—	—	—	—	—
Long-Term U.S. Government Bond Division(d)
Accumulation Unit Value		$1.066	—	—	—	—	—	—	—	—
Number of Units Outstanding		357,670	—	—	—	—	—	—	—	—
Inflation Protection Division(d)
Accumulation Unit Value		$1.059	—	—	—	—	—	—	—	—
Number of Units Outstanding		147,123	—	—	—	—	—	—	—	—
Multi-Sector Bond Division(d)
Accumulation Unit Value		$1.002	—	—	—	—	—	—	—	—
Number of Units Outstanding		158,715	—	—	—	—	—	—	—	—

(a)	The initial investment was made on May 1, 2003.
(b)	The initial investment was made on July 31, 2001.
(c)	The initial investment was made on April 30, 1999.
(d)	The initial investment was made on April 30, 2007.

Accumulation Unit Values

Contracts Issued After December 16, 1981 and Prior to March 31, 1995 (continued)

Fidelity® Variable Insurance Products

	December 31
	2008	2007	2006	2005	2004	2003
VIP Mid Cap Division(a)
Accumulation Unit Value		$2.531	$2.222	$2.002	$1.717	$1.395
Number of Units Outstanding		2,341,748	2,182,181	1,827,036	1,329,255	483,181
VIP Contrafund® Division(b)
Accumulation Unit Value		$1.109
Number of Units Outstanding		388,550

(a)	The initial investment was made on May 1, 2003.
(b)	The initial investment was made on April 30, 2007.

Neuberger Berman Advisers Management Trust

	December 31
	2008	2007
Socially Responsive Portfolio(a)
Accumulation Unit Value		$1.010
Number of Units Outstanding		1,452
(a)	The initial investment was made on April 30, 2007.

Russell Investment Funds

	December 31
	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
Multi-Style Equity Division(a)
Accumulation Unit Value		$1.054	$0.967	$0.869	$0.820	$0.756	$0.594	$0.783	$0.925	$1.067
Number of Units Outstanding		2,751,152	2,931,386	3,009,911	3,566,901	3,138,388	2,538,585	2,727,184	2,365,883	1,475,825
Aggressive Equity Division(a)
Accumulation Unit Value		$1.648	$1.614	$1.423	$1.355	$1.196	$0.832	$1.040	$1.079	$1.100
Number of Units Outstanding		1,013,227	1,197,148	1,337,528	1,721,009	1,962,297	1,278,583	1,623,364	1,455,003	760,721
Non-U.S. Division(a)
Accumulation Unit Value		$1.618	$1.488	$1.219	$1.085	$0.929	$0.678	$0.809	$1.050	$1.243
Number of Units Outstanding		2,276,210	2,463,381	2,145,586	2,304,563	2,073,070	1,927,339	2,184,344	2,019,287	813,542
Real Estate Securities Division(a)
Accumulation Unit Value		$2.832	$3.408	$2.541	$2.277	$1.710	$1.262	$1.231	$1.156	$0.920
Number of Units Outstanding		2,048,290	2,499,542	2,416,345	2,138,265	1,508,537	1,199,189	812,052	652,555	248,726
Core Bond Division(a)
Accumulation Unit Value		$1.442	$1.362	$1.329	$1.319	$1.277	$1.218	$1.323	$1.068	$0.983
Number of Units Outstanding		1,328,695	1,254,371	1,047,319	1,112,595	776,966	996,440	792,991	728,086	580,967
(a)	The initial investment was made on April 30, 1999.

Russell Investment Funds LifePoints® Variable Target Portfolio Series

	December 31
	2008	2007
Moderate Strategy Division(a)
Accumulation Unit Value		$1.027
Number of Units Outstanding		204,009
Balanced Strategy Division(a)
Accumulation Unit Value		$1.019
Number of Units Outstanding		12,329
Growth Strategy Division(a)
Accumulation Unit Value		$1.013
Number of Units Outstanding		38,197
Equity Growth Strategy Securities(a)
Accumulation Unit Value		$1.004
Number of Units Outstanding		9,561
(a)	The initial investment was made on April 30, 2007.

Accumulation Unit Values

Contracts Issued Prior to December 17, 1981

Northwestern Mutual Series Fund, Inc.

	December 31
	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
Small Cap Growth Stock Division(c)
Accumulation Unit Value		$3.001	$2.760	$2.607	$2.362	$2.003	$1.517	$1.873	$1.961	$1.852
Number of Units Outstanding		47,074	71,636	86,573	109,482	200,970	195,919	242,514	261,141	95,329
Small Cap Value Division(b)
Accumulation Unit Value		$1.911	$1.941	$1.678	$1.577	$1.275	$0.951	$1.014	—	—
Number of Units Outstanding		70,330	163,320	254,057	333,659	227,706	229,909	11,128	—	—
Mid Cap Growth Stock Division
Accumulation Unit Value		$6.809	$5.684	$5.485	$5.207	$4.593	$3.711	$4.742	$5.963	$5.658
Number of Units Outstanding		117,377	166,894	186,708	216,240	240,138	255,815	304,541	388,193	370,788
International Growth Division(b)
Accumulation Unit Value		$2.065	$1.848	$1.532	$1.308	$1.084	$0.786	$0.903	—	—
Number of Units Outstanding		77,227	126,968	104,863	66,474	33,516	12,589	11,010	—	—
International Equity Division
Accumulation Unit Value		$4.555	$3.887	$2.992	$2.703	$2.282	$1.637	$1.997	$2.339	$2.376
Number of Units Outstanding		249,283	299,990	303,434	298,420	316,014	326,231	340,359	375,718	630,123
Mid Cap Value Division(a)
Accumulation Unit Value		$1.839	$1.856	$1.633	$1.561	$1.325	—	—	—	—
Number of Units Outstanding		14,388	12,877	11,078	11,681	6,675	—	—	—	—
Index 400 Stock Division(c)
Accumulation Unit Value		$2.204	$2.058	$1.884	$1.689	$1.464	$1.092	$1.288	$1.306	$1.123
Number of Units Outstanding		92,198	185,680	189,832	195,467	228,041	242,802	334,892	288,383	167,651
Focused Appreciation Division(a)
Accumulation Unit Value		$2.157	$1.713	$1.646	$1.417	$1.193	—	—	—	—
Number of Units Outstanding		9,778	195,638	253,628	69,675	5,749	—	—	—	—
Growth Stock Division
Accumulation Unit Value		$3.161	$2.917	$2.682	$2.509	$2.369	$2.007	$2.554	$3.000	$3.100
Number of Units Outstanding		40,010	135,587	230,745	174,657	304,230	312,827	311,084	334,831	372,659
Large Cap Core Stock Division
Accumulation Unit Value		$2.672	$2.467	$2.229	$2.071	$1.929	$1.567	$2.198	$2.402	$2.601
Number of Units Outstanding		67,370	74,359	76,805	107,464	111,637	125,226	181,811	180,854	254,027
Domestic Equity Division(b)
Accumulation Unit Value		$1.360	$1.463	$1.265	$1.179	$1.017	$0.762	$0.975	—	—
Number of Units Outstanding		41,803	74,094	74,435	244,866	96,670	107,036	11,255	—	—
Equity Income Division(a)
Accumulation Unit Value		$1.762	$1.720	$1.454	$1.406	$1.230	—	—	—	—
Number of Units Outstanding		303,506	95,082	197,852	17,766	4,653	—	—	—	—
Index 500 Stock Division
Accumulation Unit Value		$5.402	$5.163	$4.499	$4.328	$3.939	$3.090	$3.995	$4.568	$5.043
Number of Units Outstanding		2,187,217	2,785,884	3,198,579	3,365,264	3,555,372	3,965,286	4,934,298	5,706,738	6,687,760
Asset Allocation Division
Accumulation Unit Value(b)		$1.430	$1.317	$1.207	$1.137	$1.041	$0.869	$0.976	—	—
Number of Units Outstanding		21,546	72,410	80,749	63,845	45,581	41,043	11,085	—	—
Balanced Division
Accumulation Unit Value		$10.591	$10.053	$9.172	$8.920	$8.330	$7.113	$7.750	$8.063	$8.137
Number of Units Outstanding		775,012	1,098,567	1,053,815	1,159,730	1,309,692	1,321,703	1,565,742	2,213,090	2,738,126
High Yield Bond Division
Accumulation Unit Value		$2.376	$2.338	$2.146	$2.132	$1.905	$1.487	$1.543	$1.480	$1.563
Number of Units Outstanding		53,825	64,840	71,912	44,448	83,423	68,612	73,766	80,510	77,269
Select Bond Division
Accumulation Unit Value		$12.139	$11.496	$11.164	$11.004	$10.584	$10.109	$9.086	$8.295	$7.583
Number of Units Outstanding		196,784	253,934	323,968	389,008	455,745	603,334	514,551	495,713	715,024
Money Market Division
Accumulation Unit Value		$3.408	$3.262	$3.134	$3.066	$3.045	$3.031	$3.004	$2.913	$2.761
Number of Units Outstanding		175,962	324,465	415,504	241,012	388,750	459,870	765,876	732,845	898,198

(a)	The initial investment was made on May 1, 2003.
(b)	The initial investment was made on July 31, 2001.
(c)	The initial investment was made on April 30, 1999.

Accumulation Unit Values

Contracts Issued Prior to December 17, 1981

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2008	2007
Large Company Value Division(d)
Accumulation Unit Value		$0.936
Number of Units Outstanding		2,094
Large Cap Blend Division(d)
Accumulation Unit Value		$0.930
Number of Units Outstanding		4,601
Index 600 Stock Division(d)
Accumulation Unit Value		$0.936
Number of Units Outstanding		774
Research International Core Division(d)
Accumulation Unit Value		$1.050
Number of Units Outstanding		6,810
Emerging Markets Equity Division(d)
Accumulation Unit Value		$1.241
Number of Units Outstanding		57,168
Short-Term Bond Division(d)
Accumulation Unit Value		$1.026
Number of Units Outstanding		14,901
Long-Term U.S. Government Bond Division(d)
Accumulation Unit Value		$1.070
Number of Units Outstanding		—
Inflation Protection Division(d)
Accumulation Unit Value		$1.063
Number of Units Outstanding		8,124
Multi-Sector Bond Division(d)
Accumulation Unit Value		$1.006
Number of Units Outstanding		19,387

(d)	The initial investment was made on April 30, 2007.

Fidelity® Variable Insurance Products

	December 31
	2008	2007	2006	2005	2004	2003
VIP Mid Cap Division(a)
Accumulation Unit Value		$2.591	$2.263	$2.029	$1.732	$1.400
Number of Units Outstanding		86,111	122,788	79,861	48,600	25,869
VIP Contrafund® Division(b)
Accumulation Unit Value		$1.112	—	—	—	—
Number of Units Outstanding		16,347	—	—	—	—
(a)	The initial investment was made on May 1, 2003.
(b)	The initial investment was made on April 30, 2007.

Neuberger Berman Advisers Management Trust

	December 31
	2008	2007
Socially Responsive Portfolio(a)
Accumulation Unit Value		$1.014
Number of Units Outstanding		—
(a)	The initial investment was made on April 30, 2007.

Accumulation Unit Values

Contracts Issued Prior to December 17, 1981 (continued)

Russell Investment Funds

	December 31
	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
Multi-Style Equity Division(a)
Accumulation Unit Value		$1.101	$1.005	$0.898	$0.844	$0.774	$0.605	$0.794	$0.932	$1.071
Number of Units Outstanding		34,131	23,426	18,870	19,899	7,298	6,377	26,629	60,062	7,554
Aggressive Equity Division(a)
Accumulation Unit Value		$1.721	$1.677	$1.472	$1.394	$1.224	$0.847	$1.054	$1.088	$1.104
Number of Units Outstanding		26,457	78,196	90,974	117,602	108,560	112,581	63,919	58,734	7,374
Non-U.S. Division(a)
Accumulation Unit Value		$1.690	$1.546	$1.260	$1.117	$0.951	$0.690	$0.820	$1.059	$1.247
Number of Units Outstanding		291,951	309,561	76,517	47,879	36,043	32,998	51,723	51,562	12,237
Real Estate Securities Division(a)
Accumulation Unit Value		$2.958	$3.542	$2.627	$2.343	$1.750	$1.285	$1.247	$1.165	$0.923
Number of Units Outstanding		202,663	176,536	80,550	267,730	47,853	56,396	22,565	25,461	4,656
Core Bond Division(a)
Accumulation Unit Value		$1.506	$1.415	$1.374	$1.357	$1.307	$1.240	$1.148	$1.077	$0.986
Number of Units Outstanding		43,914	35,731	43,541	21,821	9,822	10,914	16,601	22,616	2,618

(a)	The initial investment was made on April 30, 1999.

Russell Investment Funds LifePoints® Variable Target Portfolio Series

	December 31
	2008	2007
Moderate Strategy Division(a)
Accumulation Unit Value		$1.030
Number of Units Outstanding		—
Balanced Strategy Division(a)
Accumulation Unit Value		$1.022
Number of Units Outstanding		—
Growth Strategy Division(a)
Accumulation Unit Value		$1.016
Number of Units Outstanding		—
Equity Growth Strategy Securities(a)
Accumulation Unit Value		$1.007
Number of Units Outstanding		—

(a)	The initial investment was made on April 30, 2007.

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2009

FLEXIBLE PAYMENT VARIABLE ANNUITY

An individual flexible payment Variable Annuity Contract (the “Contract”) to provide retirement annuity benefits for self-employed persons and their eligible employees.

Issued by The Northwestern Mutual Life Insurance Company

and

NML Variable Annuity Account A

This Statement of Additional Information (“SAI”) is not a prospectus, but supplements and should be read in conjunction with the prospectus for the Contract identified above and dated the same date as this SAI. A copy of the prospectus may be obtained by writing The Northwestern Mutual Life Insurance Company, Investment Products and Services Department, Room W04SE, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, calling telephone number 1-888- 455-2232, or visiting the website www.nmfn.com.

DISTRIBUTION OF THE CONTRACTS

The Contracts are offered on a continuous basis exclusively through individuals who, in addition to being life insurance agents of Northwestern Mutual, are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS is our wholly-owned company. The principal business address of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

NMIS is the principal underwriter of the Contracts for purposes of the federal securities laws. We paid the following amounts to NMIS with respect to sales of the Contracts, including commissions on sales of variable annuity contracts to corporate pension plans, during each of the last three years representing commission payments NMIS made to our agents and related benefits. None of these amounts was retained by NMIS and no amounts were paid to other underwriters or broker-dealers. We also paid additional amounts to NMIS in reimbursement for other expenses related to the distribution of variable annuity contracts.

Year	Amount
2008	$1,788,612
2007	$1,994,421
2006	$1,523,231

NMIS also provides certain services related to the administration of certain payment plans under the Policies. In exchange for these services, NMIS receives compensation to cover the actual costs incurred by NMIS in performing these services under an administrative services contract with us.

DETERMINATION OF ANNUITY PAYMENTS

The following discussion of the method for determining the amount of monthly annuity payments under a variable payment plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: “Variable Payment Plans,” including “Description of Payment Plans,” “Amount of Annuity Payments,” and “Assumed Investment Rate”; “Dividends”; “Net Investment Factor”; and “Deductions.”

Amount of Annuity Payments The amount of the first annuity payment under a variable Payment Plan will be determined on the basis of the particular Payment Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age. The amount of the first payment is the sum of the payments from each Division of the Account determined by applying the appropriate annuity payment rate to the product of the number of Accumulation Units in the Division on the effective date of the Payment Plan and the Accumulation Unit value for the Division on that date. Annuity rates currently in use are based on the 1983 a Table with age adjustment.

Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. After the effective date of a Payment Plan a Contract will not share in the divisible surplus of Northwestern Mutual.

The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

The amount of each variable annuity payment after the first is the sum of payments from each Division determined by multiplying this fixed number of Annuity Units each month by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

Annuity Unit Value The value of an Annuity Unit for each Division was established at $1.00 as of the date operations began for that Division. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the deduction for mortality rate and expense risks assumed by Northwestern Mutual.

The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to neutralize the Assumed Investment Rate used in calculating the annuity rate tables.

Illustrations of Variable Annuity Payments To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for an annuitant, adjusted age 65, who has elected a life annuity Payment Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus). The example is for a Contract with sex-distinct rates.

(1)	Assumed number of Accumulation Units in Balanced Division on maturity date	25,000

(2)	Assumed Value of an Accumulation Unit in Balanced Division at maturity	$2.000000

(3)	Cash Value of Contract at maturity, (1) X (2)	$50,000

(4)	Assumed applicable monthly payment rate per $1,000 from annuity rate table	$5.35

(5)	Amount of first payment from Balanced Division, (3) X (4) divided by $1,000	$267.50

(6)	Assumed Value of Annuity Unit in Balanced Division at maturity	$1.500000

(7)	Number of Annuity Units credited in Balanced Division, (5) divided by (6)	178.33

The $50,000 value at maturity provides a first payment from the Balanced Division of $267.50, and payments thereafter of the varying dollar value of 178.33 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 178.33 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be 178.33 multiplied by $1.501000, or $267.68.

However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 178.33 X $1.499000, or $267.32.

For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

VALUATION OF ASSETS OF THE ACCOUNT

The value of Portfolio or Fund shares held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.

TRANSFERABILITY RESTRICTIONS

Ownership of a Contract cannot be changed or the Contract sold, assigned or pledged as collateral for a loan, or for any other purpose, to any person other than Northwestern Mutual; except, that if the Owner of the Contract is a trustee of an employee trust qualified under the Code, or the custodian of a custodial account treated as such, it may transfer the Contract to a successor trustee or custodian. In addition, the trustee or custodian, as well as the employer under a qualified non-trusted pension plan, may assign the Contract to an employee upon termination of employment.

EXPERTS

The financial statements of the Account, and the related notes and report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, included in this Statement of Additional Information and the financial statements of Northwestern Mutual, and the related notes and report of PricewaterhouseCoopers LLP included in this Statement of Additional Information are so included in reliance on the reports of PricewaterhouseCoopers LLP, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides audit services for the Account. The address of PricewaterhouseCoopers LLP is 100 East Wisconsin Avenue, Suite 1800, Milwaukee, Wisconsin 53202.

Page F-1 through F-     are reserved for

the December 31, 2008 Financial Statements

of NML Variable Annuity Account A

and the December 31, 2008 Consolidated Financial

Statements of The Northwestern

Mutual Life Insurance Company

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

(1) NML Variable Annuity Account A

Included in the Statement of Additional Information are:

Statements of Assets and Liabilities as of the end of the most recent fiscal year

Statements of Operations as of the end of the most recent fiscal year

Statements of Changes in Net Assets for each of the two most recent fiscal years

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

(2)	The Northwestern Mutual Life Insurance Company

Included in the Statement of Additional Information are:

Consolidated Statement of Financial Position at the end of each of the most recent two fiscal years

Consolidated Statement of Operations for each of the three most recent fiscal years

Consolidated Statement of Changes in Surplus for each of the three most recent fiscal years

Consolidated Statement of Cash Flows for each of the most recent three fiscal years

Notes to Consolidated Statutory Financial Statements

Report of Independent Registered Public Accounting Firm

(b)	Exhibits

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(b)(1)(a)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company amending NML Variable Annuity Account A Operating Authority, authorizing registration as an Investment Company; and approval of Fee-Based Variable Annuity Contract	Exhibit (b)(1)(a) to Form N-4 Post-Effective Amendment No. 12 for NML Variable Annuity Account A, File No. 333-72913, filed on February 16, 2006
(b)(1)(b)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company creating the Account and resolution of the Executive Committee designating the formations of “NML Variable Annuity Account A” and “NML Variable Annuity Account B”	Exhibit 99(b) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333-22455, filed on February 27, 1997
(b)(3)	Distribution Agreement Between The Northwestern Life Insurance Company and Northwestern Mutual Investment Services, LLC, dated May 1, 2006	Exhibit (c) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(b)(4)(a)(1)	Form of Flexible Payment Variable Annuity front-load Contract, RR.V.A. FR. (0805)	Exhibit (b)(4)(a) to Form N-4 Post-Effective Amendment No. 11 for NML Variable Annuity Account A, File No. 333-72913, filed on August 19, 2005
(b)(4)(a)(2)	Form of Flexible Payment Variable Annuity back-load Contract, RR.V.A. BK. (0805)	Exhibit (b)(4)(b) to Form N-4 Post-Effective Amendment No. 11 for NML Variable Annuity Account A, File No. 333-72913, filed on August 19, 2005
(b)(4)(b)(1)	Form of Flexible Payment Variable Annuity front-load Contract, RR.V.A. FR. (0704), including Contract amendment (sex neutral)	Exhibit B(4)(a) to Form N-4 Post-Effective Amendment No. 7 for NML Variable Annuity Account A, File No. 333-72913, filed on April 29, 2004
(b)(4)(b)(2)	Form of Flexible Payment Variable Annuity back-load Contract, RR.V.A. BK. (0704),	Exhibit B(4)(a)(1) to Form N-4 Post-Effective Amendment No. 7 for NML Variable Annuity

	including Contract amendment (sex neutral)	Account A, File No. 333-72913, filed on April 29, 2004
(b)(4)(b)(3)	Variable Annuity front-load and back-load Contract, RR.V.A. FR. (0704) and RR.V.A.BK. (0704) Payment Rate Tables (sex distinct)	Exhibit B(4)(b) to Form N-4 Post-Effective Amendment No. 7 for NML Variable Annuity Account A, File No. 333-72913, filed on April 29, 2004
(b)(4)(c)(1)	Form of Flexible Payment Variable Annuity front-load Contract, RR.V.A. FR. (0803), including Contract amendment (sex neutral)	Exhibit 10.1 to Form 10-K for the fiscal year ended December 31, 2003 of The Northwestern Mutual Life Insurance Company, dated March 24, 2004
(b)(4)(c)(2)	Form of Flexible Payment Variable Annuity back-load Contract, RR.V.A. BK. (0803), including Contract amendment (sex neutral)	Exhibit 10.2 to Form 10-K for the fiscal year ended December 31, 2003 of The Northwestern Mutual Life Insurance Company, dated March 24, 2004
(b)(4)(c)(3)	Amendment of Annuity Contract to Qualify as Former Pension Annuity for Front and Back Loan Contracts (FORPEN.AMDT.(0103))	Exhibit (b)(4)(c)(3) to Form N-4 Post-Effective Amendment No. 13 for NML Variable Annuity Account A, File No. 333-72913, filed on March 24, 2006
(b)(4)(c)(4)	Variable Annuity front-load and back-load Contract, RR.V.A. FR. (0803) and RR.V.A.BK. (0803) Payment Rate Tables (sex distinct)	Exhibit 10.3 to Form 10-K for the fiscal year ended December 31, 2003 of The Northwestern Mutual Life Insurance Company, dated March 24, 2004
(b)(4)(c)(5)	Enhanced Death Benefit Rider for front-load and back-load Contracts, VA.EDB.(0803)	Exhibit B(4)(c) to Form N-4 Post-Effective Amendment No. 7 for NML Variable Annuity Account A, File No. 333-72913, filed on April 29, 2004
(b)(4)(d)(1)	Flexible Payment Variable Annuity front-load Contract, RR.V.A. (032000) (sex neutral)	Exhibit B(4)(a) to Form N-4 Post-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-72913, filed on January 27, 2000
(b)(4)(d)(2)	Flexible Payment Variable Annuity back-load Contract, RR.V.A. (032000) (sex neutral)	Exhibit B(4)(a)(1) Form N-4 Post-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-72913, filed on January 27, 2000
(b)(4)(d)(3)	Variable Annuity front-load and back-load Contract Payment Rate Tables, RR.V.A.B (032000), (sex distinct)	Exhibit B(4)(b) Form N-4 Post-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-72913, filed on January 27, 2000
(b)(4)(d)(4)	Enhanced Death Benefit for front-load and back-load Contracts, VA. EDB. (032000)	Exhibit B(4)(c) Form N-4 Post-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-72913, filed on January 27, 2000
(b)(4)(d)(5)	Waiver of Withdrawal Charge Rider for back-load Contract, VA.WWC.(032000)	Exhibit B(4)(d) to Form N-4 Post-Effective Amendment No. 7 for NML Variable Annuity Account A, File No. 333-72913, filed on April 29, 2004
(b)(4)(e)(1)	Form of Variable Annuity front-load Contract, QQV.ACCT.A (sex neutral). Referenced to Exhibit (b) 4-1 filed with Form N-4 Post-Effective Amendment No. 3 for NML Variable Annuity Account A, File No. 33-58476 on November 21, 1994	Exhibit (b)(4)(e)(1) to Form N-4 Post-Effective Amendment No. 13 for NML Variable Annuity Account A, File No. 333-72913, filed on March 24, 2006
(b)(4)(e)(2)	Form of Variable Annuity back-load Contract, QQV.ACCT.A (sex neutral). Referenced to Exhibit (b) 4-2 filed with Form N-4 Post-Effective Amendment No. 3 for NML Variable Annuity Account A, File No. 33-58476 on November 21, 1994	Exhibit (b)(4)(e)(2) to Form N-4 Post-Effective Amendment No. 13 for NML Variable Annuity Account A, File No. 333-72913, filed on March 24, 2006
(b)(4)(e)(3)	Form of Variable Annuity front-load and back-load Contract Payment Rate Tables, QQV.ACCT.A.B (sex distinct). Referenced	Exhibit (b)(4)(e)(3) to Form N-4 Post-Effective Amendment No. 13 for NML Variable Annuity Account A, File No. 333-72913, filed on March 24,

	to Exhibit (b) 4-3 filed with Form N-4 Post-Effective Amendment No. 3 for NML Variable Annuity Account A, File No. 33-58476 on November 21, 1994	2006
(b)(4)(f)(1)	Specimen Copy of Deferred Variable Annuity Contract, LL V 1 A. Referenced to Exhibit 4.1 filed with Form S-1 Post-Effective Amendment No. 6 for NML Variable Annuity Account A, File No. 2-64683	Exhibit (b)(4)(f)(1) to Form N-4 Post-Effective Amendment No. 13 for NML Variable Annuity Account A, File No. 333-72913, filed on March 24, 2006
(b)(4)(f)(2)	Specimen Copy of Immediate Variable Annuity Contract, LL V 2 A. Referenced to Exhibit 4.2 filed with Form S-1 Post-Effective Amendment No. 6 for NML Variable Annuity Account A, File No. 2-64683	Exhibit (b)(4)(f)(2) to Form N-4 Post-Effective Amendment No. 13 for NML Variable Annuity Account A, File No. 333-72913, filed on March 24, 2006
(b)(4)(g)	Variable Annuity Contract for use after June 30, 1969, JJ V-1A. Referenced to Exhibit 4 filed with Form S-1 Post-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 2-28727 on April 1, 1969	Exhibit (b)(4)(g) to Form N-4 Post-Effective Amendment No. 13 for NML Variable Annuity Account A, File No. 333-72913, filed on March 24, 2006
(b)(5)	Form of Application for front-load and back-load Contracts (0805), with Owner Identity Verification (0104) and Variable Annuity Suitability Supplement (0805)	Exhibit (b)(5) to Form N-4 Post-Effective Amendment No. 11 for NML Variable Annuity Account A, File No. 333-72913, filed on August 19, 2005
(b)(6)(a)	Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company (adopted July 26, 1972)	EX-99.B1 to Form N-4 Post-Effective Amendment No. 6 for NML Variable Annuity Account A, File No. 33-58476, filed on November 13, 1995
(b)(6)(b)	Amended By-Laws of The Northwestern Mutual Life Insurance Company dated December 4, 2002	Exhibit B(6) to Form N-4 Post-Effective Amendment No. 6 for NML Variable Annuity Account A, File No. 333-72913, filed on February 28, 2003
(b)(8)(a)(1)	Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(a) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(a)(2)	Amendment No. 1 dated August 7, 2000 to the Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (h)1(a)(2) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(b)(8)(a)(3)	Amendment No. 2 dated October 13, 2006 to Participation Agreements dated March 16, 1999 and August 7, 2000, respectively, by and among The Northwestern Mutual Life Insurance Company, Russell Investment Funds, f/k/a “Russell Insurance Funds,” and Russell Fund Distributors, Inc.	Exhibit (h)1(a)(3) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006
(b)(8)(b)(1)	Participation Agreement dated May 1, 2003 among Variable Insurance Products Funds, Fidelity Distributors Corporation and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(b) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(b)(2)	Amendment No. 1 dated October 18, 2006 to Participation Agreement dated May 1, 2003, by and among The Northwestern Mutual Life Insurance Company, Fidelity Distributors Corporation, and each of	Exhibit (h)1(b)(2) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006

Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III
(b)(8)(c)	Form of Participation Agreement	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-133380, filed on April 20, 2007
(b)(8)(d)(1)	Administrative Service Fee Agreement dated February 28, 1999 between The Northwestern Mutual Life Insurance Company and Frank Russell Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(e)(1)	Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(2) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(b)(8)(e)(2)	Amendment dated August 1, 2004 to the Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(3) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(b)(8)(f)	Form of Administrative Services Agreement	Exhibit (b)(8)(f) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-133380, filed on April 20, 2007
(b)(8)(g)	Form of Shareholder Information Agreement	Exhibit (b)(8)(g) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-133380, filed on April 20, 2007
(b)(8)(h)	Power of Attorney	Filed herewith.
(b)(8)(i)	NMIS/NM Annuity Operations Admin Agreement	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 18 for NML Variable Annuity Account A, File No. 333-72913, filed on April 22, 2008
(b)(9)	Opinion and Consent of Raymond J. Manista, Esq. dated February 12, 2009	Filed herewith.
(b)(10)	Consent of PricewaterhouseCoopers LLP dated , 2009	To be filed by amendment.

Item 25. Directors and Officers of the Depositor

The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company, without regard to their activities relating to variable annuity contracts or their authority to act or their status as "officers" as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES – As of February 1, 2009

Name	Business Address

Facundo L. Bacardi	Apache Capital 2665 South Bayshore Drive Suite 601 Coconut Grove, FL 33133

Robert C. Buchanan	Fox Valley Corporation P.O. Box 727 Appleton, WI (54912-0727)

George A. Dickerman	Spalding Sports Worldwide 68 Normandy Road Longmeadow, MA 01106-1259

David J. Drury	Poblocki Sign Company LLC 922 South 70th Street Milwaukee, WI 53214

Connie K. Duckworth	ARZU 77 Stone Gate Lane Lake Forest, IL 60045

David A. Erne	Reinhart Boener Van Deuren, SC 1000 North Water Street Suite 2100 Milwaukee, WI 53202

James P. Hackett	Steelcase, Inc. 901 – 44th Street Grand Rapids, MI 49508

Hans Helmerich	Helmerich & Payne, Inc. 1437 South Boulder Tulsa, OK 74119

Dale E. Jones	Leadership Development Revolution LLC 1717 Rhode Island Avenue, NW 7th Floor Washington, DC 20036

Stephen F. Keller	101 South Las Palmas Avenue Los Angeles, CA 90004

Margery Kraus	APCO Worldwide 700 12th Street, NW, Suite 800 Washington, DC 20005

David J. Lubar	Lubar & Co. 700 N. Water Street Suite 1200

Milwaukee, WI 53202

Ulice Payne, Jr.	Addison-Clifton, L.L.C. 13555 Bishops Court Suite 245 Brookfield, WI 53005

H. Mason Sizemore, Jr.	2054 N.W. Blue Ridge Drive Seattle, WA 98177

Peter M. Sommerhauser	Godfrey & Kahn, S.C. 780 North Water Street Milwaukee, WI 53202-3590

John E. Steuri	52 River Ridge Road Little Rock, AR 72227-1518

John J. Stollenwerk	Allen-Edmonds Shoe Corporation 201 East Seven Hills Road P.O. Box 998 Port Washington, WI 53074-0998

S. Scott Voynich	Robinson, Grimes & Company, PC 5637 Whitesville Road Columbus, GA 31904

Barry L. Williams	Williams Pacific Ventures, Inc. 4 Embarcadero Center, Suite 3700 San Francisco, CA 94111

Kathryn D. Wriston	115 E. 69th Street, 4th Floor New York, NY 10021

Edward J. Zore	The Northwestern Mutual Life Insurance Company 720 East Wisconsin Avenue Milwaukee, WI 53202

EXECUTIVE OFFICERS – As of February 1, 2009

Name	Title
Edward J. Zore	President and Chief Executive Officer
Gregory C. Oberland	Executive Vice President (Insurance and Technology)
Gary A. Poliner	Executive Vice President (Investment Products and Services)
Marcia Rimai	Executive Vice President (Chief Administration Officer)
John E. Schlifske	Executive Vice President (Affiliate Investment)
David D. Clark	Senior Vice President (Real Estate)
Mark G. Doll	Senior Vice President and Chief Investment Officer
Christina H. Fiasca	Senior Vice President (Agency Services)
William C. Koenig	Senior Vice President (Government Relations Actuary)
Jeffrey J. Lueken	Senior Vice President (Securities)
Jean M. Maier	Senior Vice President (Enterprise Operations) and Chief Compliance Officer
Meridee J. Maynard	Senior Vice President (Product Distribution)
Todd M. Schoon	Senior Vice President (Agencies)

Michael G. Carter	Vice President and Chief Financial Officer
Eric P. Christophersen	Vice President (Compliance/Best Practices)
Gloster B. Current	Vice President (Corporate Affairs) and Assistant to the President
Jefferson V. DeAngelis	Vice President (Public Markets)
Timothy J. Gerend	Vice President (Field Compensation and Planning)
Kimberley Goode	Vice President (Communications)
Karl G. Gouverneur	Vice President (Information Systems)
John M. Grogan	Vice President (Wealth Management)
Thomas G. Guay	Vice President (New Business)
Gary M. Hewitt	Vice President & Treasurer (Treasury & Investment Operations)
J. Chris Kelly	Vice President and Controller
John L. Kordsmeier	Vice President (Enterprise Solutions)
Susan A. Lueger	Vice President (Human Resources)
Kathleen A. Oman	Vice President (Policyowner Services)
David R. Remstad	Vice President & Chief Actuary
Bethany Rodenhuis	Vice President (Corporate Planning)
Calvin R. Schmidt	Vice President (Investment Product Operations)
David W. Simbro	Vice President (Disability Income)
Paul J. Steffen	Vice President (Agencies)
Donald G. Tyler	Vice President (IPS Products and Sales)
Martha M. Valerio	Vice President (Information Systems)
Conrad C. York	Vice President (Marketing)
Michael L. Youngman	Vice President (Government Relations)
Timothy G. Schaefer	Chief Information Officer
Raymond J. Manista	General Counsel and Secretary

OTHER OFFICERS – As of February 1, 2009

Donald C. Kiefer	VP Actuary
Kenneth M. Latus	Actuary
James Lodermeier	Senior Actuary
Robert G. Meilander	VP Corporate Actuary
Ted A. Matchulat	Director Product Compliance
Jon K. Magalska	Senior Actuary
Arthur V. Panighetti	VP Actuary
P. Andrew Ware	VP Actuary

Mark S. Bishop	Regional VP Field Supv
Jennifer L. Brase	Regional VP Field Supv
Somayajulu Durvasula	VP Agency Dev
Michael S. Ertz	VP Field Administration
Mark J. Gmach	Regional VP Field Supv
Werner Loots	Regional VP Field Supv
Steven C. Mannebach	VP Agency Dev
Daniel J. O’Meara	Regional VP Field Supv
Charles J. Pendley	VP Agency Dev

Sandra L. Botcher	VP Audit

Robert J. Johnson	Director Compliance Oversight and Review
James M. Makowski	Asst. Director Marketing Materials Compliance
Timothy Nelson	Director Market Conduct

Jason T. Anderson	Assistant Director Tax
Gwen C. Canady	Director Corporate Reporting

Barbara E. Courtney	Director Mutual Fund Accounting
Walter M. Givler	VP Accounting Policy
David K. Nunley	VP-Tax
Stephen R. Stone	Director Investment Accounting

John M. Abbott	Director-Field Investigations
Carl E. Amick	VP-Risk Management Operations
Maryann Bialo	Asst. Director DI Benefits
Pamela C. Bzdawka	Assistant Director-SIU
Janice L. Chase	Asst. Director-Large Case
Stephen J. Frankl	Director-Sales Strategy and Support
Sharon A. Hyde	Asst. Director DI Benefits
Cynthia Lubbert	Asst. Director-DI Underwriting
Steven J. Stribling	Director DI Benefits
Cheryl L. Svehlek	Director-Administration

Laila V. Hick	Director of Field Supervision
Karla D. Hill	Asst. Director of Distribution Operations
Joanne M. Migliaccio	Director of Distribution Operations
Daniel A. Riedl	VP Distribution Policies and Operations

Christen L. Partleton	VP Facility Operations

Robyn S. Cornelius	Director Dist Planning
David J. Dorshorst	Director of Field Comp
Allen M. Kluz	Director of Field Benefits
Troy W. McMahan	Director of FCP Systems
Jay J. Miller	VP Advanced Planning
Richard P. Snyder	Director Distribution Planning
William H. Taylor	Director of Financial Security Planning

Pency P. Byhardt	VP-Field Development
Sharen L. King	Director-Field Development Systems

Douglas P. Bates	VP Federal Relations
Steven M. Radke	VP Leg & Reg Relations

Blaise C. Beaulier	VP Information Systems
Robert J. Kowalsky	VP Information Systems

David A. Eurich	Director – IPS Training, Marketing & Communications
Martha M. Kendler	Director – IPS Annuity Products
Arleen J. Llewellyn	Director – Business Integration
Mac McAuliffe	National Sales Director – IPS - Sales
Michael J. Mihm	Director – IPS Business Development
Ronald C. Nelson	Director – IPS Research & Product Support
Jeffrey J. Niehaus	Director – IPS Business Retirement Markets
David G. Stoeffel	VP IPS Investment Product Lines
Kellen A. Thiel	Director – IPS Advisory Products
Brian D. Wilson	Director – IPS Marketing & Sales
Robert J. Wright	Director – IPS Strategic Partnerships Product Support

Meg E. Jansky	Director-Annuity Operations
Lisa A. Myklebust	Director-Business Systems Team

Mark J. Backe	Asst. General Counsel & Asst. Secretary
Beth M. Berger	Asst. General Counsel & Asst. Secretary
Frederick W. Bessette	Asst. General Counsel & Asst. Secretary

Melissa J. Bleidorn	Asst. General Counsel & Asst. Secretary
Anne T. Brower	Asst. General Counsel & Asst. Secretary
Michael S. Bula	Asst. General Counsel & Asst. Secretary
M. Christine Cowles	Asst. General Counsel & Asst. Secretary
Domingo G. Cruz	Asst. General Counsel & Asst. Secretary
Mark S. Diestelmeier	Asst. General Counsel & Asst. Secretary
John E. Dunn	VP & Investment Products & Services Counsel
James R. Eben	Asst. General Counsel & Asst. Secretary
Marcia E. Facey	Asst. General Counsel & Asst. Secretary
Chad E. Fickett	Asst. General Counsel & Asst. Secretary
Gerald E. Fradin	Asst. General Counsel & Asst. Secretary
James C. Frasher	Asst. General Counsel & Asst. Secretary
Matthew E. Gabrys	Asst. General Counsel & Asst. Secretary
John K. Garofani	Asst. General Counsel & Asst. Secretary
Sheila M. Gavin	Asst. General Counsel & Asst. Secretary
Kevin M. Gleason	Asst. General Counsel & Asst. Secretary
C. Claibourne Greene	Asst. General Counsel & Asst. Secretary
Elizabeth S. Idleman	Asst. General Counsel & Asst. Secretary
James A. Koelbl	Asst. General Counsel & Asst. Secretary
Abimbola O. Kolawole	Asst. General Counsel & Asst. Secretary
Carol L. Kracht	VP, Deputy General Counsel & Investment Counsel
Elizabeth J. Lentini	Asst. General Counsel & Asst. Secretary
George R. Loxton	Asst. General Counsel & Asst. Secretary
Stephanie Lyons	Asst. General Counsel & Asst. Secretary
Dean E. Mabie	Asst. General Counsel & Asst. Secretary
Steve Martinie	Asst. General Counsel & Asst. Secretary
Michael J. Mazza	Asst. General Counsel & Asst. Secretary
James L. McFarland	Asst. General Counsel & Asst. Secretary
Lesli H. McLinden	Asst. General Counsel & Asst. Secretary
Larry S. Meihsner	Asst. General Counsel & Asst. Secretary
Christopher J. Menting	Asst. General Counsel & Asst. Secretary
Richard E. Meyers	Asst. General Counsel & Asst. Secretary
Scott J. Morris	Asst. General Counsel & Asst. Secretary
Jennifer W. Murphy	Asst. General Counsel & Asst. Secretary
David K. Nelson	Asst. General Counsel & Asst. Secretary
Mary S. Nelson	Asst. General Counsel & Asst. Secretary
Michelle Nelson	Asst. General Counsel & Asst. Secretary
Timothy A. Otto	Asst. General Counsel & Asst. Secretary
Randy M. Pavlick	Asst. General Counsel & Asst. Secretary
David W. Perez	Asst. General Counsel & Asst. Secretary
Judith L. Perkins	Asst. General Counsel & Asst. Secretary
William C. Pickering	Asst. General Counsel & Asst. Secretary
Nora M. Platt	Asst. General Counsel & Asst. Secretary
Harvey W. Pogoriler	Asst. General Counsel & Asst. Secretary
Zhibin Ren	Asst. General Counsel & Asst. Secretary
Peter K. Richardson	Asst. General Counsel & Asst. Secretary
Tammy M. Roou	VP & Ins & Distr Counsel
Thomas F. Scheer	Asst. General Counsel & Asst. Secretary
Kathleen H. Schluter	VP & Tax Counsel
Rodd Schneider	VP & Litigation Counsel
Sarah E. Schott	Asst. General Counsel & Asst. Secretary
Catherine L. Shaw	Asst. General Counsel & Asst. Secretary
David Silber	Asst. General Counsel & Asst. Secretary
Mark W. Smith	Assoc. General Counsel & Asst. Secretary
Karen J. Stevens	Asst. General Counsel & Asst. Secretary
Brenda J. Stugelmeyer	Asst. General Counsel & Asst. Secretary
Rachel L. Taknint	VP, Dept. Planning & Ops & Assoc. General Counsel
John M. Thompson	Asst. General Counsel & Asst. Secretary

Douglas D. Timmer	Asst. General Counsel & Asst. Secretary
Andrew T. Vedder	Asst. General Counsel & Asst. Secretary
Warren, John W.	Asst. General Counsel & Asst. Secretary
Catherine A. Wilbert	Asst. General Counsel & Asst. Secretary
Catherine M. Young	Asst. General Counsel & Asst. Secretary
Terry R. Young	Asst. General Counsel & Asst. Secretary

Jason R. Handal	Director-Speciality Markets
Todd L. Laszewski	Director Life Product Development
Jeffrey S. Marks	Director Special Projects
Jane Ann Schiltz	VP Business Markets

Gregory A. Gurlik	Director Long Term Care Product Development
Terese J. Capizzi	Director Long Term Care Administration
John K. Wilson	Director Long Term Care Sales Support
Mollie A. Kenny	Regulatory Consultant

Carrie L. Bleck	Director Policyowner Services
Sherri L. Schickert	Director Policyowner Services
Sandra K. Scott-Tyus	Director Policyowner Services
Diane P. Smith	Asst. Director Policyowner Services
Natalie J. Versnik	Director Policyowner Services

Donna L. Lemanczyk	Asst. Secretary
Warren L. Smith	Asst. Secretary

Karla J. Adams	Director Investment Risk Management
James A. Brewer	Director Investment Planning
Donald Forecki	Director Investment Operations, Asst. Secretary
Karen A. Molloy	Director Banking & Cash Management, Asst. Treasurer
Patricia A. Zimmermann	Director Investment Technology & Development, Asst. Secretary

Shanklin B. Cannon	Medical Director
Kurt P. Carbon	Director Life Lay Standards
Wayne F. Heidenreich	Medical Director
Paul W. Skalecki	VP Underwriting Standards

The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

The subsidiaries of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"), as of February 1, 2009 are set forth on pages C-13 through C-14. In addition to the subsidiaries set forth pages on C-13 through C-14, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:

1.	NML Variable Annuity Account A
2.	NML Variable Annuity Account B
3.	NML Variable Annuity Account C
4.	Northwestern Mutual Variable Life Account
5.	Northwestern Mutual Variable Life Account II

Northwestern Mutual Series Fund, Inc. and Russell Investment Funds (the "Funds"), shown below as subsidiaries of Northwestern Mutual, are investment companies registered under the Investment Company Act of 1940, offering their shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.

NORTHWESTERN MUTUAL CORPORATE STRUCTURE1

(as of February 1, 2009)

Name of Subsidiary	Jurisdiction of Incorporation

Amber, LLC – 100% ownership	Delaware
Baraboo, Inc. – 100% ownership	Delaware
Bayridge, LLC – 100% ownership	Delaware
Bradford, Inc. – 100% ownership	Delaware
Brendan International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Burgundy, LLC – 100% ownership	Delaware
Carlisle Ventures, Inc. – 100% ownership	Delaware
Chateau, LLC – 100% ownership	Delaware
Chateau I, LP – 100% ownership	Delaware
Coral, Inc. – 100% ownership	Delaware
Cortona Holdings, LLC	Delaware
Foxkirk, LLC – 100% ownership	Delaware
Frank Russell Company – 92.75% ownership	Washington
Frank Russell Investment Management Company – 92.75% ownership	Washington
Hazel, Inc. – 100% ownership	Delaware
Health Invest, LLC – 100% ownership	Delaware
Higgins, Inc. – 100% ownership	Delaware
Highbrook International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Hobby, Inc. – 100% ownership	Delaware
Hollenberg, LLC – 100% ownership	Delaware
Jerusalem Avenue Property, LLC – 100% ownership	Delaware
Justin International FSC, Inc. – 100% ownership	U.S. Virgin Islands
JYD Assets, LLC – 100% ownership	Delaware
Klode, Inc. – 100% ownership	Delaware
Kristiana International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Lake Bluff, Inc. – 100% ownership	Delaware
Logan, Inc. – 100% ownership	Delaware
Lydell, Inc. – 100% ownership	Delaware
Maroon, Inc. – 100% ownership	Delaware
Mason & Marshall, Inc. – 100% ownership	Delaware
Mason Street Advisors, LLC – 100% ownership	Delaware
Mitchell, Inc. – 100% ownership	Delaware
NM Albuquerque Inc. – 100% ownership	New Mexico
NM-Exchange, LLC – 100% ownership	Delaware
NM-Exchange Three, LLC – 100% ownership	Delaware
NM GP Holdings, LLC – 100% ownership	Delaware
NM Harrisburg, Inc. – 100% ownership	Pennsylvania
NM Imperial, LLC – 100% ownership	Delaware
NM Lion, LLC – 100% ownership	Delaware
NM Majestic Holdings, LLC – 100% ownership	Delaware
NM RE Funds, LLC – 100% ownership	Delaware
NM Regal, LLC – 100% ownership	Delaware
NML-CBO, LLC – 100% ownership	Delaware
NML Development Corporation – 100% ownership	Delaware
NML Real Estate Holdings, LLC – 100% ownership	Wisconsin
NML Securities Holdings, LLC – 100% ownership	Wisconsin
NW Pipeline, Inc. – 100% ownership	Texas
New Arcade, LLC – 100% ownership	Wisconsin
Nicolet, Inc. – 100% ownership	Delaware
North Van Buren, Inc. – 100% ownership	Delaware
Northwestern Ellis Company – 100% ownership	Nova Scotia
Northwestern Investment Management Company, LLC – 100% ownership	Delaware
Northwestern Long Term Care Insurance Company – 100% ownership	Illinois
Northwestern Mutual Capital GP, LLC – 100% ownership

Northwestern Mutual Investment Services, LLC – 100% ownership	Wisconsin
Northwestern Mutual Life International, Inc. – 100% ownership	Delaware
Northwestern Mutual Series Fund, Inc. – 100%[2] ownership	Maryland
Northwestern Mutual Wealth Management Company – 100% ownership	Federal Savings Bank (subject to jurisdiction of the Office of Thrift Supervision)
Olive, Inc. – 100% ownership	Delaware
RE Corporation – 100% ownership	Delaware
Regina International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Russell Investment Funds – 92.75% ownership	Massachusetts
Russet, Inc. – 100% ownership	Delaware
Scotty, LLC – 100% ownership	Delaware
Solar Resources, Inc. – 100% ownership	Wisconsin
Stadium and Arena Management, Inc. – 100% ownership	Delaware
Strategic Employee Benefit Services of New Mexico, Inc. – 100% ownership	New Mexico
Travers International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Tupelo, Inc. – 100% ownership	Delaware
Walden OC, LLC – 100% ownership	Delaware
White Oaks, Inc. – 100% ownership	Delaware

(1)

Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2006, they did not constitute a significant subsidiary as defined by Regulation S-X. Except for certain Real Estate Partnerships/LLCs/Equity Interests, includes general account NM investments where NM’s ownership interest is greater than 50%. Excluded is the entire corporate structure under Frank Russell Company.

(2)

Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio, Asset Allocation Portfolio.

Item 27. Number of Contract Owners

As of January 31, 2009, 7,729 variable annuity contracts issued in connection with NML Variable Annuity Account A were outstanding. 7,483 such contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code. 246 such contracts were not so issued.

Item 28. Indemnification

(a) That portion of the By-laws of the Depositor, Northwestern Mutual, relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as Exhibit A(6)(b) to the registration statement of Northwestern Mutual Variable Life Account (File No. 333-59103) on July 15, 1998.

(b) Section 10 of the Distribution Agreement dated May 1, 2006 between Northwestern Mutual and Northwestern Mutual Investment Services, LLC (“NMIS”) provides substantially as follows:

B. Indemnification by Company. The Company agrees to indemnify, defend and hold harmless NMIS, its successors and assigns, and their respective officers, directors, and employees (together referred to as “NMIS Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which NMIS and/or any NMIS Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by the Company and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of NMIS or for which NMIS is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material.

This indemnification shall be in addition to any liability that the Company may otherwise have; provided, however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

C. Indemnification by NMIS. NMIS agrees to indemnify, defend and hold harmless the Company, its successors and assigns, and their respective officers, trustees or directors, and employees (together referred to as “ Company Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which the Company and/or any Company Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by NMIS and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of the Company or for which the Company is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in reliance upon information furnished in writing by NMIS to the Company specifically for use in the preparation of the aforesaid material.

This indemnification shall be in addition to any liability that NMIS may otherwise have; provided however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

D. Indemnification Generally. Any person seeking indemnification under this section shall promptly notify the indemnifying party in writing after receiving notice of the commencement of any action as to which a claim for indemnification will be made; provided, however, that failure to so notify the indemnifying party shall not relieve such party from any liability which it may have to such person otherwise than on account of this section.

The indemnifying party shall be entitled to participate in the defense of the indemnified person but such participation will not relieve such indemnifying party of the obligation to reimburse the indemnified party for reasonable legal and other expenses incurred by such party in defending himself, herself or itself.

Item 29. Principal Underwriters

(a) NMIS is the principal underwriter of the securities of the Registrant. NMIS is also the principal underwriter for the NML Variable Annuity Account B (811-1668), the NML Variable Annuity Account C (811-21886), the Northwestern Mutual Variable Life Account (811-3989) and the Northwestern Mutual Variable Life Account II (811-21933).

(b) As of February 1, 2009, the directors and officers of NMIS are as follows:

Name	Position

Jason T. Anderson	Assistant Treasurer
Mark S. Bishop	Regional Vice President, Field Supervision
Christine Bordner	Assistant Director, Market Conduct
Jennifer L. Brase	Regional Vice President, Field Supervision
Pency Byhardt	Vice President, Field Development
Michael G. Carter	Director
Eric P. Christophersen	Vice President, Compliance/Best Practices
David J. Dorshorst	Director, Compensation Services
Michael S. Ertz	Vice President, Agency Administration
Christina H. Fiasca	Senior Vice President, Field Compensation, Training & Development
Brady J. Flugaur	Manager, Advisory Operations and Oversight

Anne A. Frigo	Director, Insurance and Investment Management
Don P. Gehrke	Director, Retail Investment Operations
Timothy J. Gerend	Vice President, Field Compensation & Planning
Mark J. Gmach	Regional Vice President, Field Supervision
David A. Granger	Assistant Director, Human Resources
Mark A. Gregory	Assistant Director, Insurance and Investment Management
Thomas C. Guay	Vice President, Variable Underwriting & Issue
Rhonda K. Haight	Assistant Director, IPS Platforms
David P. Harley	Assistant Director, Retail Investment Operations
Laila V. Hick	Director, Field Supervision Standards
Karla D. Hill	Assistant Director, Contract, License and Registration Operations
Patricia J. Hillman	Director, Annuity Customer Services
Diane B. Horn	Director, NMIS Compliance; Anti-Money Laundering Compliance Officer
Meg E. Jansky	Director, Annuity Operations
Robert J. Johnson	Director, Compliance/Best Practices
Todd M. Jones	Treasurer, Financial and Operations Principal
Martha M. Kendler	Director, Annuity Products
Sharen L. King	Director, Field Training & Development
Mary J. Lange	Field Education Consultant
Dwight Larkin	Assistant Director- Retail Investment Services & ROSFP, Municipal Securities Principal, MSRB Contact
Arleen J. Llewellyn	Director, IPS Business Integration
Werner Loots	Regional Vice President, Field Supervision
Jean M. Maier	Director; Senior Vice President, Insurance Operations
James M. Makowski	Assistant Director, Marketing Materials Compliance
Steven C. Mannebach	Vice President, Recruiting & Leadership Development
Jeffrey S. Marks	Director, Sales Development
Meridee J. Maynard	Senior Vice President, Product Distribution
Mac McAuliffe	National Sales Director
Allan J. McDonell	Assistant Director, Annuity Operations and Municipal Securities Principal
Mark E. McNulty	Assistant Director, Compliance Assurance
Joanne M. Migliaccio	Director, Contract, License and Registration
Michael J. Mihm	Director, Business Development
Jay W. Miller	Vice President, Advanced Financial Security Planning
Benjamin N. Moen	Regional Vice President, Sales
Jennifer W. Murphy	Secretary
Timothy D. Nelson	Director, Compliance/Best Practices
Jeffrey J. Niehaus	Director, Business Markets
Jennifer O’Leary	Assistant Treasurer
Kathleen A. Oman	Vice President, Variable Life Servicing
Michael J. Patkunas	Regional Vice President, Sales
John J. Piazza	Regional Vice President, Sales
Nora M. Platt	Assistant Secretary
Gary A. Poliner	Director; President and CEO
Georganne K. Prom	New Business Variable Life Compliance Coordinator
Michael A. Reis	Assistant Treasurer
Daniel A. Riedl	Senior Vice President and Chief Operating Officer
Marcia Rimai	Director
Robin E. Rogers	Assistant Director, Contract, License & Registration
Russell R. Romberger	Regional Vice President, Sales
Jeffrey P. Schloemer	Assistant Director, Compliance Oversight & Review
Calvin R. Schmidt	Vice President, IPS Investment Client Services
Alexander D. Schneble	Director, NMIS Administration
Todd M. Schoon	Director, Senior Vice President, Agencies
Todd W. Smasal	Director, Human Resources
Michael C. Soyka	Regional Vice President, Sales
Paul J. Steffen	Vice President, Agencies
Steven H. Steidinger	Director, Variable Life Products
David G. Stoeffel	Vice President –Product Line

William H. Taylor	Vice President, Advanced Financial Security Planning
Kellen A. Thiel	Director, Personal Investment Markets
Donald G. Tyler	Vice President, IPS Products and Sales
Gwendolyn K. Weithaus	Assistant Director, NMIS Compliance
Alan M. Werth	Third Party Sales Consultant
Jeffrey B. Williams	Vice President and Chief Compliance Officer, NMIS Compliance, Executive Representative
Brian D. Wilson	Director, Marketing and Sales
Robert J. Wright	Director, Strategic Partnerships and Product Support
Todd O. Zinkgraf	Director, Annuity Operations

The address for each director and officer of NMIS is 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

(c) NMIS, the principal underwriter, received $1,788,612 of commissions and other compensation, directly or indirectly, from the Registrant during the last fiscal year.

Item 30. Location of Accounts and Records

All accounts, books or other documents required to be maintained in connection with the Registrant's operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31. Management Services

There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32. Undertakings

(a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request at the address or phone number listed in the prospectus.

(d) Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(e) The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company under the contracts.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NML Variable Annuity Account A, has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 12th day of February, 2009.

NML VARIABLE ANNUITY ACCOUNT A (Registrant)

By THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ RAYMOND J. MANISTA	By:	/s/ EDWARD J. ZORE
	Raymond J. Manista, Vice President, General Counsel and Secretary		Edward J. Zore, President and Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the 12th day of February, 2009.

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ RAYMOND J. MANISTA	By:	/s/ EDWARD J. ZORE
	Raymond J. Manista, Vice President, General Counsel and Secretary		Edward J. Zore, President and Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:

Signature	Title

/s/ EDWARD J. ZORE Edward J. Zore	Trustee, President and Chief Executive Officer; Principal Executive Officer

/s/ MICHAEL G. CARTER Michael G. Carter	Chief Financial Officer and Principal Financial Officer

/s/ JOHN C. KELLY John C. Kelly	Vice President and Controller; Principal Accounting Officer

/s/ Facundo L. Bacardi* Facundo L. Bacardi	Trustee

/s/ Robert C. Buchanan* Robert C. Buchanan	Trustee

/s/ George A. Dickerman* George A. Dickerman	Trustee

/s/ David J. Drury* David J. Drury	Trustee

/s/ Connie K. Duckworth* Connie K. Duckworth	Trustee

/s/ David A. Erne* David A. Erne	Trustee

/s/ James P. Hackett* James P. Hackett	Trustee

/s/ Hans Helmerich* Hans Helmerich	Trustee

/s/ Dale E. Jones* Dale E. Jones	Trustee

/s/ Stephen F. Keller* Stephen F. Keller	Trustee

/s/ Margery Kraus* Margery Kraus	Trustee

/s/ David J. Lubar* David J. Lubar	Trustee

/s/ Ulice Payne, Jr.* Ulice Payne, Jr.	Trustee

/s/ H. Mason Sizemore, Jr.* H. Mason Sizemore, Jr.	Trustee

/s/ Peter M. Sommerhauser* Peter M. Sommerhauser	Trustee

/s/ John E. Steuri* John E. Steuri	Trustee

/s/ John J. Stollenwerk* John J. Stollenwerk	Trustee

Barry L. Williams	Trustee

/s/ Kathryn D. Wriston* Kathryn D. Wriston	Trustee

S. Scott Voynich	Trustee

*By:	/s/ EDWARD J. ZORE
Edward J. Zore, Attorney in fact, pursuant to the Power of Attorney filed herewith.

Each of the signatures is affixed as of February 12, 2009.

EXHIBIT INDEX

EXHIBITS FILED WITH FORM N-4

POST-EFFECTIVE AMENDMENT NO. 20 TO

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

FOR

NML VARIABLE ANNUITY ACCOUNT A

Exhibit	Description
(b)(8)(h)	Power of Attorney	Filed herewith
(b)(9)	Opinion and Consent of Raymond J. Manista, Esq. dated February 12, 2009	Filed herewith